As filed with the Securities and Exchange Commission on November 2, 2007
    Securities Act File No. 333-146252
Investment Company Act File No. 811-22126

United States
Securities and Exchange Commission
Washington, D.C. 20549
_____________________________________________
FORM N-2
_____________________________________________
☒	Registration Statement under the Securities Act of 1933
	☒	Pre-Effective Amendment No. 1
	G	Post-Effective Amendment No.
and/or
☒	Registration Statement under the Investment Company Act of 1940
	☒	Amendment No. 1
_____________________________________________
BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST
(Exact Name of Registrant as Specified in Charter)
_____________________________________________
100 Bellevue Parkway
Wilmington, Delaware 19809
(Address of Principal Executive Offices)
(800) 882-0052
(Registrant’s telephone number, including area code)
Anne F. Ackerley, President
BlackRock Defined Opportunity Credit Trust
40 East 52nd Street
New York, New York 10022
(Name and Address of Agent for Service)
___________________________
Copies to:
Michael K. Hoffman, Esq.
Skadden, Arps, Slate, Meagher & Flom LLP
Four Times Square
New York, New York 10036
_____________________________________________
Approximate Date of Proposed Public Offering:
As soon as practicable after the effective date of this Registration Statement.
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CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of Securities Being Registered	Amount Being Registered	Proposed Maximum Offering Price per Unit	Proposed Maximum Aggregate Offering Price(1)	Amount of Registration Fee(2)
Common Shares, $.001 par value	50,000 shares	$20.00	$1,000,000	$30.70
(1)           Estimated solely for the purpose of calculating the registration fee.
(2)           Previously paid.
_____________________________________________
The registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that the Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

The information in this preliminary prospectus is not complete and may be changed. We may not sell these securities until the Registration Statement filed with the Securities and Exchange Commission is effective. This preliminary prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

SUBJECT TO COMPLETION, DATED NOVEMBER 2, 2007

P R E L I M I N A R Y P R O S P E C T U S	BLACKROCK

                       Shares

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST

Common Shares

$15.00 per share

Investment Objectives.  BlackRock Defined Opportunity Credit Trust (the “Trust”) is a newly organized, diversified, closed-end management investment company. The Trust’s primary investment objective is to seek high current income, with a secondary objective of long-term capital appreciation. There can be no assurance that the Trust will achieve its investment objectives.

Investment Policies.  The Trust seeks to achieve its investment objectives by investing substantially all of its Managed Assets (as defined herein) in a portfolio of loan and debt instruments and loan-related and debt-related instruments (collectively “credit securities”).  Under normal market conditions, the Trust will invest at least 80% of its Managed Assets in any combination of the following credit securities: (i) senior secured floating rate and fixed rate loans; (ii) second lien or other subordinated or unsecured floating rate and fixed rate loans or debt; (iii) credit securities that are rated below investment grade by a nationally recognized credit rating organization or unrated credit securities that are deemed to be of comparable quality, which securities are commonly known as “junk bonds” and are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal and which may include distressed and defaulted securities; and (iv) investment grade corporate bonds.  The Trust may invest up to 20% of its Managed Assets in other debt securities, including government securities, structured products (e.g., collateralized debt and loan obligations), mortgage-backed securities and asset-backed securities, and equity securities, including common stocks, convertible securities, warrants and depositary receipts.

The Trust may invest in debt securities of any credit quality, maturity and duration.  The Trust may invest in U.S. dollar and non-U.S. dollar denominated securities of issuers located anywhere in the world, including issuers located in emerging market countries, and of issuers that operate in any industry.  The Trust may also invest in swaps, including credit default, total return, index and interest rate swaps. To the extent that the Trust invests in structured products or swaps as a substitute for direct investment in a credit security or that adjust the risk profile of the Trust’s credit securities portfolio, the value of such investments will be counted as credit securities for purposes of the Trust’s 80% policy.

Limited Term.  The Trust will terminate on or before December 31, 2017.  Beginning in 2015, the board of trustees of the Trust will meet at least annually to consider terminating the Trust prior to December 31, 2017, in its sole discretion.  Upon termination, the Trust will distribute substantially all of its net assets to shareholders.  The Trust’s investment objectives and policies are not designed to seek to return to investors $       per share on the termination date, and investors may receive more or less then their original investment upon termination.

Leverage.  The Trust currently anticipates borrowing funds and/or issuing preferred shares in an aggregate amount of up to 33⅓% of its Managed Assets to buy additional securities.  This practice is known as “leverage.”  The Trust may borrow funds from banks or other financial institutions, and may also borrow through reverse repurchase agreements and dollar rolls.  The use of borrowings and/or preferred shares to leverage the common shares can create risks.

(continued on next page)

______________________________

Investing in the common shares involves certain risks.  See “Risks” on page 29 of this prospectus.

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	Per Share	Total(1)
Public offering price	$	$
Sales load(2)	$	$
Estimated offering expenses(3)	$	$
Proceeds, after expenses, to the Trust(4)	$	$
(notes on next page)
______________________________

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

The underwriters expect to deliver the common shares to purchasers on or about              , 2007.

______________________________

The date of this prospectus is             , 2007.

(continued from previous page)

No Prior History.  Because the Trust is newly organized, its shares have no history of public trading. Shares of closed-end investment companies frequently trade at a discount from their net asset value. The risk of loss due to this discount may be greater for initial investors expecting to sell their shares in a relatively short period after completion of the public offering.

The Trust’s common shares have been approved for listing on the New York Stock Exchange under the symbol “      ,” subject to notice of issuance.

Investment Advisor and Sub-Advisor.  The Trust’s investment advisor is BlackRock Advisors, LLC (“BlackRock Advisors” or the “Advisor”) and the Trust’s sub-advisor is BlackRock Financial Management, Inc. (“BlackRock Financial Management” or the “Sub-Advisor”).  We sometimes refer to the Advisor and the Sub-Advisor collectively as the “Advisors.”

You should read this prospectus, which concisely sets forth information about the Trust, before deciding whether to invest in the common shares, and retain it for future reference.  A Statement of Additional Information, dated           , 2007, containing additional information about the Trust, has been filed with the Securities and Exchange Commission and, as amended from time to time, is incorporated by reference in its entirety into this prospectus.  You can review the table of contents for the Statement of Additional Information on page 55 of this prospectus.  You may request a free copy of the Statement of Additional Information by calling (800) 882-0052 or by writing to the Trust, or obtain a copy (and other information regarding the Trust) from the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Call (202) 551-8090 for information. The Securities and Exchange Commission charges a fee for copies.  You can get the same information free from the Securities and Exchange Commission’s website (http://www.sec.gov).  You may also e-mail requests for these documents to publicinfo@sec.gov or make a request in writing to the Securities and Exchange Commission’s Public Reference Section, 100 F Street, N.E., Washington, D.C. 20549-0102.  The Trust does not post a copy of the Statement of Additional Information on its website because the Trust’s common shares are not continuously offered, which means the Statement of Additional Information will not be updated after completion of this offering and the information contained in the Statement of Additional Information will become outdated. The Trust’s annual and semi-annual reports, when produced, will be available at the Trust’s website (http://www.blackrock.com).

The Trust’s common shares do not represent a deposit or obligation of, and are not guaranteed or endorsed by, any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

(notes from previous page)
________________________

(1)
The Trust has granted the underwriters an option to purchase up to              additional common shares at the public offering price, less the sales load, within 45 days of the date of this prospectus solely to cover overallotments, if any.  If such option is exercised in full, the public offering price, sales load, estimated offering expenses and proceeds, after expenses, to the Trust will be $        , $         , $         and $        , respectively.  See “Underwriting.”

(2)
BlackRock Advisors has agreed to pay from its own assets a structuring fee to                        .  BlackRock Advisors may pay certain qualifying underwriters a structuring fee, additional compensation or a sales incentive fee in connection with the offering.  BlackRock Advisors may pay commissions to employees of its affiliates that participate in the marketing of the Trust’s common shares.  See “Underwriting.”

(3)
The Trust will pay offering expenses of the Trust (other than the sales load) up to an aggregate of $     per common share sold in this offering, which may include a reimbursement of BlackRock Advisors’ expenses incurred in connection with this offering.  BlackRock Advisors has agreed to pay such offering expenses of the Trust (other than sales load, and not including organizational costs) to the extent they exceed $     per common share.  The aggregate offering expenses (other than sales load) are estimated to be $           or $            per common share.  The aggregate offering expenses (other than sales load) to be incurred by the Trust are estimated to be $            or $            per common share.  The aggregate offering expenses (other than sales load) to be incurred by BlackRock Advisors on behalf of the Trust are estimated to be $ or $ per common share.

(4)	The Trust will pay its organizational costs in full out of its seed capital prior to completion of this offering.

TABLE OF CONTENTS

Page
PROSPECTUS SUMMARY	1
SUMMARY OF TRUST EXPENSES	16
THE TRUST	18
USE OF PROCEEDS	18
THE TRUST’S INVESTMENTS	18
LEVERAGE	27
RISKS	29
HOW THE TRUST MANAGES RISK	37
MANAGEMENT OF THE TRUST	38
NET ASSET VALUE	41
DISTRIBUTIONS	42
DIVIDEND REINVESTMENT PLAN	43
DESCRIPTION OF SHARES	44
CERTAIN PROVISIONS IN THE AGREEMENT AND DECLARATION OF TRUST	46
CLOSED-END FUND STRUCTURE	47
REPURCHASE OF COMMON SHARES	48
TAX MATTERS	49
UNDERWRITING	51
CUSTODIAN AND TRANSFER AGENT	53
LEGAL OPINIONS	53
PRIVACY PRINCIPLES OF THE TRUST	53
TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION	55
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You should rely only on the information contained or incorporated by reference in this prospectus. We have not, and the underwriters have not, authorized any other person to provide you with different information. If anyone provides you with different or inconsistent information, you should not rely on it.  We are not, and the underwriters are not, making an offer to sell these securities in any jurisdiction where the offer or sale is not permitted.  You should assume that the information in this prospectus is accurate only as of the date of this prospectus.  Our business, financial condition and prospects may have changed since that date.
_________________________________

Until                , 2007 (25 days after the date of this prospectus), all dealers that buy, sell or trade the common shares, whether or not participating in this offering, may be required to deliver a prospectus. This is in addition to the dealers’ obligations to deliver a prospectus when acting as underwriters and with respect to their unsold allotments or subscriptions.

v

PROSPECTUS SUMMARY

This is only a summary of certain information contained in this prospectus relating to BlackRock Defined Opportunity Credit Trust. This summary may not contain all of the information that you should consider before investing in our common shares. You should review the more detailed information contained in this prospectus and in the Statement of Additional Information.

THE TRUST
BlackRock Defined Opportunity Credit Trust is a newly organized, diversified, closed-end management investment company.  Throughout the prospectus, we refer to BlackRock Defined Opportunity Credit Trust simply as the “Trust” or as “we,” “us” or “our.”  See “The Trust.”

THE OFFERING
The Trust is offering              common shares of beneficial interest at $15.00 per share through a group of underwriters led by              .  The common shares of beneficial interest are called “common shares” in the rest of this prospectus.  You must purchase at least 100 common shares ($1,500) in order to participate in this offering.  The Trust has given the underwriters an option to purchase up to             additional common shares solely to cover overallotments.  BlackRock Advisors has agreed to pay the Trust’s offering expenses (other than sales load, and not including the Trust’s organizational costs) to the extent that offering expenses (other than sales load) plus organizational costs exceed $     per common share.  See “Underwriting.”

INVESTMENT OBJECTIVES
The Trust’s primary investment objective is to seek high current income, with a secondary objective of long-term capital appreciation.  The Trust is not intended as, and you should not construe it to be, a complete investment program. There can be no assurance that the Trust will achieve its investment objectives. The Trust’s investment objectives may be changed without shareholder approval.  See “The Trust’s Investments.”

INVESTMENT POLICIES
The Trust seeks to achieve its investment objectives by investing substantially all of its Managed Assets in a portfolio of loan and debt instruments and loan-related and debt-related instruments (collectively “credit securities”).  “Managed Assets” means the total assets of the Trust (including any assets attributable to money borrowed for investment purposes) minus the sum of the Trust’s accrued liabilities (other than money borrowed for investment purposes).

Under normal market conditions, the Trust will invest at least 80% of its Managed Assets in any combination of the following credit securities: (i) senior secured floating rate and fixed rate loans (“Senior Loans”); (ii) second lien or other subordinated or unsecured floating rate and fixed rate loans or debt (“Second Lien Loans”); (iii) credit securities that are rated below investment grade by a nationally recognized credit rating organization or unrated credit securities that are deemed to be of comparable quality, which securities are commonly known as “junk bonds” and are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal and which may include distressed and defaulted securities; and (iv) investment grade corporate bonds.  The Trust may invest up to 20% of its Managed Assets in other debt securities, including government securities, structured products (e.g., collateralized debt and loan obligations), mortgage-backed securities and asset-backed securities, and equity securities, including common stocks, convertible securities, warrants and depositary receipts.

The Trust may invest in debt securities of any credit quality, maturity and duration.  The Trust may invest in U.S. dollar and non-U.S. dollar denominated securities of issuers located anywhere in the world, including issuers located in emerging market countries, and of issuers that operate in any industry.  The Trust may also invest in swaps, including credit default, total return, index and interest rate swaps. To the extent that the Trust invests in structured products or swaps as a substitute for direct investment in a credit security or that adjust the risk profile of the Trust’s credit securities portfolio, the value of such investments will be counted as credit securities for purposes of the Trust’s 80% policy.

The Trust anticipates that, under current market conditions, a significant portion of its portfolio will consist of below investment grade credit securities. Below investment grade securities, commonly referred to as “junk bonds,” are credit securities that are rated below investment grade by the national rating agencies that cover the security, or, if unrated, are determined to be of comparable quality by the Advisors.  Moody’s Investors Service, Inc. (“Moody’s”) considers securities rated Ba or lower to be below investment grade and Standard & Poor’s Ratings Group, a division of The McGraw-Hill Companies, Inc. (“S&P”), and Fitch Ratings (“Fitch”) consider securities rated BB or lower to be below investment grade.  Securities of below investment grade quality are regarded as having predominately speculative characteristics with respect to an issuer’s capacity to pay interest and repay principal. Senior Loans, Second Lien Loans and emerging market credit securities are generally rated below investment grade.

In addition to the swap strategies discussed above, the Trust may engage in other strategic transactions for hedging and risk management purposes or to enhance total return. See “The Trust’s Investments—Other Investment Techniques—Strategic Transactions.” In connection with the Trust’s anticipated use of leverage, the Trust may enter into interest rate swap or cap transactions. See “The Trust’s Investments—Other Investment Techniques—Interest Rate Transactions.”

LIMITED TERM
The Trust will terminate on or before December 31, 2017.  Beginning in 2015, the board of trustees of the Trust will meet at least annually to consider terminating the Trust prior to December 31, 2017, in its sole discretion.  Upon termination, the Trust will distribute substantially all of its net assets to shareholders.  The Trust’s investment objectives and policies are not designed to seek to return to investors $       per share on the termination date, and investors may receive more or less then their original investment upon termination.  See “Certain Provisions in the Agreement and Declaration of Trust.”

LEVERAGE
The Trust currently anticipates borrowing funds and/or issuing preferred shares in an aggregate amount of up to 33⅓% of its Managed Assets in order to buy additional securities.  This practice is known as “leverage.”  The Trust may borrow from banks and other financial institutions, and may also borrow through reverse repurchase agreements and dollar rolls.  The Trust’s leveraging strategy may not be successful.

Money borrowed for investment purposes generally will pay interest or dividends based on shorter-term interest rates. If the rate of return, after the payment of applicable expenses of the Trust, on the securities purchased by the Trust is greater than the interest or dividends paid by the Trust on its borrowed money, the Trust will generate more income from such investments than it will need to pay interest or dividends on the borrowed money.  If so, the excess income may be used to pay higher dividends to holders of common shares.  However, the Trust cannot assure you that the use of leverage will result in a higher yield on the common shares.  When leverage is employed, the net asset value and market price of the common shares and the yield to holders of common shares will be more volatile.  See “Leverage,” “Risks—Leverage Risk” and “Description of Shares—Preferred Shares.”

INVESTMENT ADVISOR AND SUB-ADVISOR
BlackRock Advisors, as the Trust’s investment advisor, and its affiliate, BlackRock Financial Management, as sub-advisor, will provide certain day-to-day investment management services to the Trust.  During the first twelve months of the Trust’s investment operations, BlackRock Advisors will receive a management fee, payable monthly, at an annual rate equal to 1.00% of the average daily value of the Trust’s Managed Assets.  Beginning with the thirteenth month of the Trust’s investment operations, BlackRock Advisors will receive a management fee comprised of two components.  The first component is a base fee, payable monthly, at an annual rate equal to 1.00% of the average daily value of the Trust’s Managed Assets over the prior rolling twelve-month period (the “Base Fee”).  The second component is a performance adjustment that may increase or decrease the Base Fee based on the Trust’s performance relative to the Credit Suisse Leveraged Loan Index (the “Index”) over the prior rolling twelve-month period (the “Performance Adjustment”). The Performance Adjustment is applied to the Base Fee such that, for each 0.04% difference between the total return of the Trust and the Index over the prior rolling twelve-month period, the Base Fee is subject to an upward (if the total return of the Trust exceeds that of the Index) or downward (if the total return of the Index exceeds that of the Trust) Performance Adjustment of 0.01%, up to a maximum Performance Adjustment of 0.50%.  Smaller and larger differences between the total returns of the Trust and the Index over the applicable rolling twelve-month period will result in proportionate Performance Adjustments, subject to the cap.  Accordingly, beginning with the thirteenth month of the Trust’s investment operations, the annual rate of the management fee paid to BlackRock Advisors can range from 0.50% to 1.50% of the average daily value of the Trust’s Managed Assets over the prior rolling twelve-month period.  See “Management of the Trust — Investment Management Agreements.”

BlackRock Advisors will pay a sub-advisory fee to BlackRock Financial Management equal to     % of the management fee received by the BlackRock Advisors.  See “Management of the Trust—Investment Management Agreements.”

DISTRIBUTIONS
Commencing with the Trust’s initial dividend, the Trust intends to make regular monthly cash distributions of all or a portion of its net investment income to common shareholders.  We expect to declare the initial monthly dividend on the Trust’s common shares within approximately 45 days after completion of this offering and to pay that initial monthly dividend approximately 60 to 90 days after completion of this offering.  The Trust will distribute to common shareholders at least annually all or substantially all of its investment company taxable income after the payment of dividends and interest, if any, owed with respect to any outstanding preferred shares or other forms of leverage utilized by the Trust. The Trust intends to pay any capital gains distributions at least annually. If the Trust realizes a long-term capital gain, it will be required to allocate such gain between the common shares and any preferred shares issued by the Trust in proportion to the total dividends paid to each class for the year in which the income is realized. See “Distributions” and “Leverage.”

Various factors will affect the level of the Trust’s income, including the asset mix, the average maturity of the Trust’s portfolio, the amount of leverage utilized by the Trust and the Trust’s use of hedging.  To permit the Trust to maintain a more stable monthly distribution, the Trust may from time to time distribute less than the entire amount of income earned in a particular period.  The undistributed income would be available to supplement future distributions.  As a result, the distributions paid by the Trust for any particular monthly period may be more or less than the amount of income actually earned by the Trust during that period.  Undistributed income will add to the Trust’s net asset value (and indirectly benefits the Advisors by increasing their fees) and, correspondingly, distributions from undistributed income will deduct from the Trust’s net asset value.  See “Distributions.”

Shareholders will automatically have all distributions reinvested in common shares of the Trust purchased in the open market in accordance with the Trust’s Dividend Reinvestment Plan, unless an election is made to receive cash.  See “Dividend Reinvestment Plan.”

LISTING	The Trust’s common shares have been approved for listing on the New York Stock Exchange under the symbol “ ,” subject to notice of issuance. See “Description of Shares—Common Shares.”

CUSTODIAN AND TRANSFER AGENT	State Street Bank and Trust Company will serve as the Trust’s custodian, and Computershare Trust Company, N.A. will serve as the Trust’s transfer agent. See “Custodian and Transfer Agent.”
MARKET PRICE OF SHARES
Common shares of closed-end investment companies frequently trade at prices lower than their net asset value. Common shares of closed-end investment companies like the Trust that invest primarily in credit securities have during some periods traded at prices higher than their net asset value and during other periods have traded at prices lower than their net asset value.  The Trust cannot assure you that its common shares will trade at a price higher than or equal to net asset value. The Trust’s net asset value will be reduced immediately following this offering by the sales load and the amount of the offering expenses paid by the Trust.  See “Use of Proceeds.”  In addition to net asset value, the market price of the Trust’s common shares may be affected by such factors as distribution levels, which are in turn affected by expenses, distribution stability, liquidity and market supply and demand. See “Risks,” “Description of Shares—Common Shares” and “Repurchase of Common Shares.”  The common shares are designed primarily for long-term investors; you should not purchase common shares of the Trust if you intend to sell them shortly after purchase.

SPECIAL RISK CONSIDERATIONS	No Operating History. The Trust is a newly organized, diversified, closed-end management investment company with no operating history. See “Risks—No Operating History.”

Market Discount Risk.  Common shares of closed-end management investment companies frequently trade at a discount from their net asset values. The Trust’s common shares may trade at a price that is less than the initial offering price. This risk may be greater for investors who sell their common shares in a relatively short period of time after completion of the initial offering.  See “Risks—Market Discount Risk.”

Investment and Market Risk. An investment in the Trust’s common shares is subject to investment risk, including the possible loss of the entire principal amount invested.  An investment in the Trust’s common shares represents an indirect investment in the portfolio securities owned by the Trust, and the value of these securities will move up or down, sometimes rapidly and unpredictably.  At any point in time an investment in the Trust’s common shares may be worth less than the original amount invested, even after taking into account reinvestment of dividends and distributions paid by the Trust.  The Trust anticipates using leverage, which will magnify the Trust’s investment, market and certain other risks.  See “Risks—Investment and Market Risk.”

Senior Loans Risk.  Senior Loans hold the most senior position in the capital structure of a business entity, are typically secured with specific collateral and have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debt holders and stockholders of the borrower.  The risks associated with Senior Loans are similar to the risks of below investment grade securities, although Senior Loans are typically senior and secured in contrast to below investment grade securities, which are often subordinated and unsecured.  See “Risks—Below Investment Grade Securities Risk.” Senior Loans’ higher standing has historically resulted in generally higher recoveries in the event of a corporate reorganization.  In addition, because their interest rates are typically adjusted for changes in short-term interest rates, Senior Loans generally have less interest rate risk than below investment grade securities, which are typically fixed rate.

The Trust will typically invest in Senior Loans rated below investment grade, which are considered speculative because of the credit risk of their issuers.  Such companies are more likely to default on their payments of interest and principal owed to the Trust, and such defaults could reduce the Trust’s net asset value and income distributions.  An economic downturn generally leads to a higher non-payment rate, and a Senior Loan may lose significant value before a default occurs.  Moreover, any specific collateral used to secure a Senior Loan may decline in value or become illiquid, which would adversely affect the Senior Loan’s value.

No active trading market may exist for certain Senior Loans, which may impair the ability of the Trust to realize full value in the event of the need to liquidate such assets and which may make it difficult to value the assets. Adverse market conditions may impair the liquidity of some actively traded Senior Loans.

Although Senior Loans in which the Trust will invest generally will be secured by specific collateral, there can be no assurance that liquidation of such collateral would satisfy the borrower’s obligation in the event of non-

payment of scheduled interest or principal, or that such collateral could be readily liquidated. In the event of the bankruptcy of a borrower, the Trust could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a Senior Loan. If the terms of a Senior Loan do not require the borrower to pledge additional collateral in the event of a decline in the value of the already pledged collateral, the Trust will be exposed to the risk that the value of the collateral will not at all times equal or exceed the amount of the borrower’s obligations under the Senior Loans. To the extent that a Senior Loan is collateralized by stock in the borrower or its subsidiaries, such stock may lose all of its value in the event of the bankruptcy of the borrower. Uncollateralized Senior Loans involve a greater risk of loss.

For a more detailed discussion of the characteristics and risks associated with Senior Loans, see “The Trust’s Investments—Portfolio Composition—Senior Loans” and “Risks—Senior Loans Risk.”

Second Lien Loans Risk.  Second Lien Loans generally are subject to similar risks as those associated with investments in Senior Loans.  Because Second Lien Loans are subordinated or unsecured and thus lower in priority of payment to Senior Loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower.  This risk is generally higher for subordinated unsecured loans or debt, which are not backed by a security interest in any specific collateral.  Second Lien Loans are expected to have greater price volatility than Senior Loans and may be less liquid.  There is also a possibility that originators will not be able to sell participations in Second Lien Loans, which would create greater credit risk exposure for the holders of such loans.  Second Lien Loans share the same risks of other below investment grade securities.  See “The Trust’s Investments—Portfolio Composition—Second Lien Loans” and “Risks—Second Lien Loans Risk.”

Below Investment Grade Securities Risk.  The Trust may invest a substantial portion of its assets in credit securities that are rated below investment grade, which are commonly referred to as “junk bonds” and are regarded as predominately speculative with respect to the issuer’s capacity to pay interest and repay principal.

Lower grade securities, though high yielding, are characterized by high risk.  They may be subject to certain risks with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated securities.  The retail secondary market for lower grade securities may be less liquid than that of higher rated securities.  Adverse conditions could make it difficult at times for the Trust to sell certain securities or could result in lower prices than those used in calculating the Trust’s net asset value.  Because of the substantial risks associated with lower grade securities, you could lose money on your investment in common shares of the Trust, both in the short-term and the long-term.  See “The Trust’s Investments—Portfolio Composition—Below Investment Grade Securities” and “Risks—Below Investment Grade Securities Risk.”

Distressed and Defaulted Securities Risk. Investments in the securities of financially distressed companies involve substantial risks. These securities may present a substantial risk of default or may be in default. The Trust may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to a portfolio company, the Trust may lose its entire investment or may be required to accept cash or securities with a value less than the original investment. Among the risks inherent in investments in a troubled entity is the fact that it frequently may be difficult to obtain information as to the true condition of such issuer.  The Advisors’ judgments about the credit quality of the issuer and the relative value of its securities may prove to be wrong.  See “The Trust’s Investments—Portfolio Composition—Distressed and Defaulted Securities” and “Risks—Distressed and Defaulted Securities Risk.”

Limited Term Risk.  The Trust will terminate on December 31, 2017, although the board of trustees of the Trust may choose to terminate the Trust prior to this date.  As the assets of the Trust will be liquidated in connection with its termination, the Trust may be required to sell portfolio securities when it otherwise would not, including at times when market conditions are not favorable.  As the Trust approaches its termination date, the portfolio composition of the Trust may change as more of its original credit securities mature or are called or sold, which may cause the Trust’s returns to decrease and the market price of the common shares to fall.  Rather than reinvesting the proceeds of its matured, called or sold credit securities, the Trust may distribute the proceeds in one or more liquidating distributions prior to the final liquidation, which may cause the Trust’s fixed expenses to increase when expressed as a percentage of assets under management, or the Trust may invest the proceeds in cash or cash equivalents, which may adversely affect the performance of the Trust.  The board of trustees may choose to terminate the Trust prior to the required termination date, which would cause the Trust to miss any market appreciation that occurs after the Trust is terminated.  Conversely, the board of trustees may decide against early termination, after which decision market conditions may deteriorate and the Trust may experience losses.  See “Risks—Limited Term Risk.”

Leverage Risk.  The use of leverage through reverse repurchase agreements, dollar roll transactions, borrowing of money and the issuance of preferred shares to purchase additional securities creates an opportunity for increased common share net investment income dividends, but also creates risks for the holders of common shares.  Leverage is a speculative technique that may expose the Trust to greater risk and increased costs.  Increases and decreases in the value of the Trust’s portfolio will be magnified when the Trust uses leverage.  As a result, leverage may cause greater changes in the Trust’s net asset value.  The Trust will also have to pay interest and dividends on its borrowings, which may reduce the Trust’s return.  This interest expense may be greater than the Trust’s return on the underlying investment. The Trust’s leveraging strategy may not be successful.

Reverse repurchase agreements involve the risks that the interest income earned on the investment of the proceeds will be less than the interest expense and fund expenses, that the market value of the securities sold by the Trust may decline below the price of the securities the Trust is obligated to repurchase and that the securities may not be returned to the Trust.  There is no assurance that reverse repurchase agreements can be successfully employed.

Dollar roll transactions involve the risk that the market value of the securities the Trust is required to purchase may decline below the agreed upon repurchase price of those securities.  If the broker/dealer to whom the Trust sells securities becomes insolvent, the Trust’s right to purchase or repurchase securities may be restricted.  Successful use of dollar rolls may depend upon the Advisors’ ability to correctly predict interest rates and prepayments.  There is no assurance that dollar rolls can be successfully employed.

We anticipate that the money borrowed for investment purposes will pay interest or dividends based on shorter-term interest rates that would be periodically reset.  So long as the Trust’s portfolio provides a higher rate of return, net of expenses, than interest and dividend rates on borrowed money, as reset periodically, the leverage may cause the holders of common shares to receive a higher current rate of return than if the Trust were not leveraged.  If, however, long-and/or short-term rates rise, the interest and dividend rates on borrowed money could exceed the rate of return on securities held by the Trust, reducing return to the holders of common shares.  Recent developments in the credit markets may adversely affect the ability of the Trust to borrow for investment purposes and may increase the costs of such borrowings, which would reduce returns to the holders of common shares.

There is no assurance that a leveraging strategy will be successful. Leverage involves risks and special considerations for common shareholders, including:

••       the likelihood of greater volatility of net asset value, market price and dividend rate of the common shares than a comparable portfolio without leverage;

••       the risk that fluctuations in interest rates on borrowings and short-term debt or in the interest or dividend rates on any leverage that the Trust must pay will reduce the return to the common shareholders;

••       the effect of leverage in a declining market, which is likely to cause a greater decline in the net asset value of the common shares than if the Trust were not leveraged, may result in a greater decline in the market price of the common shares;

••       when the Trust uses financial leverage, the investment advisory fees payable to the Advisors will be higher than if the Trust did not use leverage; and

••       leverage may increase operating costs, which may reduce total return.

The use of leverage generally will require the Trust to segregate assets to cover its obligations (or, if the Trust borrows money, to maintain asset coverage in conformity with the requirements of the Investment Company Act of 1940, as amended (the “Investment Company Act”)).  While the segregated assets may be invested in liquid securities, they may not be used for other operational purposes.  Consequently, the use of leverage may limit the Trust’s flexibility and may require that the Trust sell other portfolio investments to pay Trust expenses, to maintain assets in an amount sufficient to cover the Trust’s leveraged exposure, or to meet other obligations at a time when it may be disadvantageous to sell such assets.

Certain types of borrowings by the Trust may result in the Trust being subject to covenants in credit agreements relating to asset coverage and Trust composition requirements.  The Trust may be subject to certain restrictions on investments imposed by guidelines of one or more rating agencies, which may issue ratings for the short-term corporate debt securities or preferred shares issued by the Trust.  These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed by the Investment Company Act.  The Advisors do not believe that these covenants or guidelines will impede them from managing the Trust’s portfolio in accordance with the Trust’s investment objectives and policies.  See “Leverage” and “Risks—Leverage Risk.”

Credit Risk.  Credit risk is the risk that one or more debt securities in the Trust’s portfolio will decline in price, or fail to pay interest or principal when due, because the issuer of the security experiences a decline in its financial status.  While a senior position in the capital structure of a borrower may provide some protection with respect to the Trust’s investments in Senior Loans, losses may still occur.  To the extent the Trust invests in below investment grade securities, it will be exposed to a greater amount of credit risk than a fund which invests in investment grade securities.  The prices of lower grade securities are more sensitive to negative developments, such as a decline in the issuer’s revenues or a general economic downturn, than are the prices of higher grade securities. Securities of below investment grade quality are predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal when due and therefore involve a greater risk of default.  In addition, the Trust’s use of credit derivatives will expose it to additional risk in the event that the bonds underlying the derivatives default.  See “Risks—Credit Risk.”

Interest Rate Risk.  The value of certain debt securities in the Trust’s portfolio could be affected by interest rate fluctuations.  When interest rates decline, the value of fixed rate securities can be expected to rise.  Conversely, when interest rates rise, the value of fixed rate securities can be expected to decline.  Although changes in prevailing interest rates can be expected to cause some fluctuations in the value of floating rate securities (due to the fact that rates only reset periodically), the values of these securities are substantially less sensitive to changes in market interest rates than fixed rate instruments.  Fluctuations in the value of the Trust’s securities will not affect interest income on existing securities, but will be reflected in the Trust’s net asset value.  The Trust may utilize certain strategies, including taking positions in futures or interest rate swaps, for the purpose of reducing the interest rate sensitivity of the portfolio and decreasing the Trust’s exposure to interest rate risk, although there is no assurance that it will do so or that such strategies will be successful.  See “Risks—Interest Rate Risk.”

Prepayment Risk.  During periods of declining interest rates, borrowers may exercise their option to prepay principal earlier than scheduled. For fixed rate securities, such payments often occur during periods of declining interest rates, forcing the Trust to reinvest in lower yielding securities, resulting in a possible decline in the Trust’s income and distributions to shareholders.  This is known as prepayment or “call” risk.  Below investment grade securities frequently have call features that allow the issuer to redeem the security at dates prior to its stated maturity at a specified price (typically greater than par) only if certain prescribed conditions are met (“call protection”).  An issuer may redeem a below investment grade security if, for example, the issuer can refinance the debt at a lower cost due to declining interest rates or an improvement in the credit standing of the issuer.  Senior Loans and Second Lien Loans typically do not have call protection.  For premium bonds (bonds acquired at prices that exceed their par or principal value) purchased by the Trust, prepayment risk may be enhanced.  See “Risks—Prepayment Risk.”

Liquidity Risk.  The Trust may invest in Senior Loans, Second Lien Loans and other credit securities for which there is no readily available trading market or which are otherwise illiquid.  The Trust may not be able to readily dispose of such securities at prices that approximate those at which the Trust could sell such securities if they were more widely-traded and, as a result of such illiquidity, the Trust may have to sell other investments or engage in borrowing transactions if necessary to raise cash to meet its obligations.  Limited liquidity can also affect the market price of securities, thereby adversely affecting the Trust’s net asset value and ability to make dividend distributions.

Some Senior Loans and Second Lien Loans are not readily marketable and may be subject to restrictions on resale.  Senior Loans and Second Lien Loans generally are not listed on any national securities exchange or automated quotation system and no active trading market may exist for some of the Senior Loans and Second Lien Loans in which the Trust will invest.  Where a secondary market exists, the market for some Senior Loans and Second Lien Loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.  The Trust has no limitation on the amount of its assets which may be invested in securities that are not readily marketable or are subject to restrictions on resale.  See “Risks—Liquidity Risk.”

Non-U.S. Securities Risk.  The Trust may invest in securities of non-U.S. issuers (“Non-U.S. Securities”).  Such investments involve certain risks not involved in domestic investments.  Securities markets in foreign countries often are not as developed, efficient or liquid as securities markets in the United States, and therefore the prices of Non-U.S. Securities can be more volatile.  Certain foreign countries may impose restrictions on the ability of issuers of Non-U.S. Securities to make payments of principal and interest to investors located outside the country.  In addition, the Trust will be subject to risks associated with adverse political and economic developments in foreign countries, which could cause the Trust to lose money on its investments in Non-U.S. Securities.  The ability of a foreign sovereign issuer, especially an emerging market country, to make timely and ultimate payments on its debt obligations will also be strongly influenced by the sovereign issuer’s balance of payments, including export performance, its access to international credits and investments, fluctuations of interest rates and the extent of its foreign reserves.  The cost of servicing external debt will also generally be adversely affected by rising international interest rates, as many external debt obligations bear interest at rates which are adjusted based upon international interest rates.  See “Risks—Non-U.S. Securities Risk.”

Emerging Markets Risk.  The Trust may invest in Non-U.S. Securities of issuers in so-called “emerging markets” (or lesser developed countries). Such investments are particularly speculative and entail all of the risks of investing in Non-U.S. Securities but to a heightened degree. “Emerging market” countries generally include every nation in the world except developed countries, that is, the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe.  Foreign investment in certain emerging market countries may be restricted or controlled to varying degrees.  These restrictions or controls may at times limit or preclude foreign investment in certain emerging market issuers and increase the costs and expenses of the Trust.  Certain emerging market countries require governmental approval prior to investments by foreign persons in a particular issuer, limit the amount of investment by foreign persons in a particular issuer, limit the investment by foreign persons only to a specific class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of the countries and/or impose additional taxes on foreign investors.  See “Risks—Emerging Markets Risk.”

Foreign Currency Risk.  Because the Trust may invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates may affect the value of securities in the Trust and the unrealized appreciation or depreciation of investments. Currencies of certain countries may be volatile and therefore may affect the value of securities denominated in such currencies, which means that the Trust’s net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  In addition, certain countries, particularly emerging markets countries, may impose foreign currency exchange controls or other restrictions on the transferability or convertibility of currency.  See “Risks—Foreign Currency Risk.”

Swap Risk.  The Trust may enter into swap transactions, including credit default, total return, index and interest rate swap agreements, as well as options thereon, and may purchase or sell interest rate caps, floors and collars.  Such transactions are subject to market risk, risk of default by the other party to the transaction and risk of imperfect correlation between the value of such instruments and the underlying assets and may involve commissions or other costs.  Swaps generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swaps generally is limited to the net amount of payments that the Trust is contractually obligated to make, or in the case of the other party to a swap defaulting, the net amount of payments that the Trust is contractually entitled to receive.  The swap market has grown substantially in recent years with a large number of  banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation.  As a result, the swap market has become relatively liquid.  Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.  If the Advisors are incorrect in their forecasts of market values, interest rates or currency exchange rates, the investment performance of the Trust would be less favorable than it would have been if these investment techniques were not used.  See “The Trust’s Investments—Other Investment Techniques—Swaps” and “Risks—Swap Risk.”

Senior Loan Based Derivatives Risk.  The Trust may obtain exposure to Senior Loans through the use of derivative instruments.  The Trust currently intends to invest in a derivative instrument known as the Select Aggregate Market Index (“SAMI”), which consists of a basket of credit default swaps whose underlying reference securities are a basket of Senior Loans.  Investments in SAMIs involve many of the risks associated with investments in derivatives more generally.  Derivative transactions involve the risk of loss due to unanticipated adverse changes in securities prices, interest rates, the inability to close out a position, imperfect correlation between a position and the desired hedge, tax constraints on closing out positions and portfolio management constraints on securities subject to such transactions.  The potential loss on derivative instruments may be substantial relative to the initial investment therein.  The Trust may also be subject to the risk that the counterparty in a derivative transaction will default on its obligations.  See “Risks—Senior Loan Based Derivatives Risk.”

Credit Derivatives Risk.  The use of credit derivatives is a highly specialized activity which involves strategies and risks different from those associated with ordinary portfolio security transactions.  If the Advisors are incorrect in their forecasts of default risks, market spreads or other applicable factors, the investment performance of the Trust would diminish compared with what it would have been if these techniques were not used.  Moreover, even if the Advisors are correct in their forecasts, there is a risk that a credit derivative position may correlate imperfectly with the price of the asset or liability being protected.  The Trust’s risk of loss in a credit derivative transaction varies with the form of the transaction.  For example, if the Trust purchases a default option on a security, and if no default occurs with respect to the security, the Trust’s loss is limited to the premium it paid for the default option.  In contrast, if there is a default by the grantor of a default option, the Trust’s loss will include both the premium that it paid for the option and the decline in value of the underlying security that the default option protected. See “Risks—Credit Derivatives Risk.”

Strategic Transactions Risk.  The Trust may engage in various other portfolio strategies, including interest rate and foreign currency transactions, options, futures and other derivatives transactions (“Strategic Transactions”), for hedging and risk management purposes and to enhance total return.  The use of Strategic Transactions to enhance total return may be particularly speculative.  Strategic Transactions involve risks, including the imperfect correlation between the value of such instruments and the underlying assets, the possible default of the other party to the transaction and illiquidity of the derivative instruments.  Furthermore, the Trust’s ability to successfully use Strategic Transactions depends on the Advisors’ ability to predict pertinent market movements, which cannot be assured.  The use of Strategic Transactions may result in losses greater than if they had not been used, may require the Trust to sell or purchase portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Trust can realize on an investment or may cause the Trust to hold a security that it might otherwise sell. Additionally, amounts paid by the Trust as premiums and cash or other assets held in margin accounts with respect to Strategic Transactions are not otherwise available to the Trust for investment purposes.  See “The Trust’s Investments—Other Investment Techniques—

Strategic Transactions” and “Risks—Strategic Transactions Risk.”

Structured Products Risk.  The Trust may invest in structured products, including collateralized debt obligations (“CDOs”), collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”), structured notes, credit-linked notes and other types of structured products.  Holders of structured products bear risks of the underlying investments, index or reference obligation and are subject to counterparty risk. The Trust may have the right to receive payments only from the structured product, and generally does not have direct rights against the issuer or the entity that sold the assets to be securitized.  While certain structured products enable the investor to acquire interests in a pool of securities without the brokerage and other expenses associated with directly holding the same securities, investors in structured products generally pay their share of the structured product’s administrative and other expenses.  Although it is difficult to predict whether the prices of indices and securities underlying structured products will rise or fall, these prices (and, therefore, the prices of structured products) will be influenced by the same types of political and economic events that affect issuers of securities and capital markets generally.  If the issuer of a structured product uses shorter term financing to purchase longer term securities, the issuer may be forced to sell its securities at below market prices if it experiences difficulty in obtaining short-term financing, which may adversely affect the value of the structured products owned by the Trust.

Certain structured products may be thinly traded or have a limited trading market.  CBOs, CLOs and other CDOs are typically privately offered and sold, and thus are not registered under the securities laws.  As a result, investments in CBOs, CLOs and CDOs may be characterized by the Trust as illiquid securities; however, an active dealer market may exist which would allow such securities to be considered liquid in some circumstances.  In addition to the general risks associated with debt securities discussed herein, CBOs, CLOs and CDOs carry additional risks, including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the CBOs, CLOs and CDOs are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Investments in structured notes involve risks, including credit risk and market risk. Where the Trust’s investments in structured notes are based upon the movement of one or more factors, including currency exchange rates, interest rates, referenced bonds and stock indices, depending on the factor used and the use of multipliers or deflators, changes in interest rates and movement of the factor may cause significant price fluctuations. Additionally, changes in the reference instrument or security may cause the interest rate on the structured note to be reduced to zero, and any further changes in the reference instrument may then reduce the principal amount payable on maturity. Structured notes may be less liquid than other types of securities and more volatile than the reference instrument or security underlying the note.  See “The Trust’s Investments—Portfolio Composition—Structured Products” and “Risks—Structured Products Risk.”

Mortgage-Backed Securities Risk.  The risks associated with mortgage-backed securities include: (1) credit risk associated with the performance of the underlying mortgage properties and of the borrowers owning these properties; (2) adverse changes in economic conditions and circumstances, which are more likely to have an adverse impact on mortgage-backed securities secured by loans on certain types of commercial properties than on those secured by loans on residential properties; (3) prepayment risk, which can lead to significant fluctuations in value of the mortgage-backed security; (4) loss of all or part of the premium, if any, paid; and (5) decline in the market value of the security, whether resulting from changes in interest rates or prepayments on the underlying mortgage collateral.

Mortgage-backed securities represent an interest in a pool of mortgages.  When market interest rates decline, more mortgages are refinanced and the securities are paid off earlier than expected.  Prepayments may also occur on a scheduled basis or due to foreclosure.  When market interest rates increase, the market values of mortgage-backed securities decline.  At the same time, however, mortgage refinancings and prepayments slow, which lengthens the effective maturities of these securities.  As a result, the negative effect of the rate increase on the market value of mortgage-backed securities is usually more pronounced than it is for other types of debt securities.  In addition, due to increased instability in the credit markets, the market for some mortgage backed securities has experience reduced liquidity and greater volatility with respect to the value of such securities, making it more difficult to value such securities.  See “The Trust’s Investments—Portfolio Composition—Mortgage-Backed Securities” and “Risks—Mortgage-Backed Securities Risk.”

Asset-Backed Securities Risk.  Asset-backed securities involve certain risks in addition to those presented by mortgage-backed securities.  Asset-backed securities do not have the benefit of the same security interest in the underlying collateral as mortgage-backed securities and are more dependent on the borrower’s ability to pay.  For example, asset-backed securities can be collateralized with credit card and automobile receivables.  Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due.  Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations.  If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables.  In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables.  See “The Trust’s Investments—Portfolio Composition—Asset-Backed Securities” and “Risks—Asset-Backed Securities Risk.”

Equity Securities Risk.  Although common stocks have historically generated higher average total returns than debt securities over the long-term, common stocks also have experienced significantly more volatility in those returns and in certain periods have significantly under-performed relative to debt securities.  An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock held by the Trust.  Also, the price of common stocks is sensitive to general movements in the stock market and a drop in the stock market may depress the price of common stocks to which the Trust has exposure.  Common stock prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.  See “Risks—Equity Securities Risk.”

Market Disruption and Geopolitical Risk.  The aftermath of the war in Iraq and the continuing occupation of Iraq, instability in the Middle East and terrorist attacks in the United States and around the world may result in market volatility and may have long-term effects on the U.S. and worldwide financial markets and may cause further economic uncertainties in the United States and worldwide. The Trust does not know how long the securities markets may be affected by these events and cannot predict the effects of the occupation or similar events in the future on the U.S. economy and securities markets.  See “Risks—Market Disruption Risk.”

Recent Developments.  Recent instability in the credit markets has made it more difficult for a number of issuers of debt securities to obtain financing or refinancing for their investment or lending activities or operations.  There is a risk that such issuers will be unable to successfully complete such financing or refinancings.  In particular, because of the current conditions in the credit markets, issuers of debt securities may be subject to increased cost for debt, tightening underwriting standards and reduced liquidity for loans they make, securities they purchase and securities they issue.  There is also a risk that developments in sectors of the credit markets in which the Trust does not invest may adversely affect the liquidity and the value of securities in sectors of the credit markets in which the Trust does invest, including securities owned by the Trust.  These developments may increase the volatility of the value of securities owned by the Trust.  These developments also may make it more difficult for the Trust to accurately value its securities or to sell its securities on a timely basis.  These developments could adversely affect the ability of the Trust to borrow for investment purposes and increase the cost of such borrowings, which would reduce returns to the holders of common shares.

Anti-Takeover Provisions.  The Trust’s Agreement and Declaration of Trust includes provisions that could limit the ability of other entities or persons to acquire control of the Trust or convert the Trust to open-end status. These provisions could deprive the holders of common shares of opportunities to sell their common shares at a premium over the then current market price of the common shares or at net asset value.  See “Certain Provisions in the Agreement and Declaration of Trust.”

Given the risks described above, an investment in the common shares may not be appropriate for all investors. You should carefully consider your ability to assume these risks before making an investment in the Trust.

SUMMARY OF TRUST EXPENSES

The following table assumes the utilization of leverage in an amount equal to 33⅓% of the Trust’s Managed Assets (after the leverage is incurred) and shows Trust expenses as a percentage of net assets attributable to common shares.

Shareholder Transaction Expenses
Sales load paid by you (as a percentage of offering price)%
Offering expenses borne by the Trust (as a percentage of offering price)	%(1)(2)
Dividend reinvestment plan fees	None(3)

Percentage of Net Assets Attributable to Common Shares (Assumes Leverage Incurred) (4)
Annual Expenses
Management fees	1.00%(5)
Interest expense	%(6)
Other expenses	%
Total annual expenses	%

(1)
The Trust will pay and expense its organizational costs in full out of its seed capital prior to completion of this offering. BlackRock Advisors has agreed to pay offering costs, and not organization costs, of the Trust (other than the sales load) that, when added to the Trust’s organizational costs, exceed $    per common share (    % of the offering price).  Assuming an offering of             common shares for $            , the total offering costs are estimated to be $              , $               of which would be borne by the Trust (after taking into account organizational costs) and $               of which would be paid by BlackRock Advisors.

(2)
BlackRock Advisors has agreed to pay from its own assets a structuring fee to                   .  BlackRock Advisors may pay commissions to employees of its affiliates that participate in the marketing of the Trust’s common shares.  See “Underwriting.”

(3)	You will be charged a brokerage commission of $.02 per share if you direct the Plan Agent (as defined below) to sell your common shares held in a dividend reinvestment account.

(4)
The table presented below in this footnote estimates what the Trust’s annual expenses would be stated as percentages of the Trust’s net assets attributable to common shares, assuming that the Trust is the same size as in the table above but that no leverage is incurred.  In accordance with these assumptions, the Trust’s expenses would be estimated to be as follows:

Percentage of Net Assets Attributable to Common Shares (Assumes No Leverage Incurred)
Annual Expenses
Management fees	%(5)
Other expenses	%
Total net annual expenses	%

(5)
During the first twelve months of the Trust’s investment operations, BlackRock Advisors will receive a management fee, payable monthly, at an annual rate equal to 1.00% of the average daily value of the Trust’s Managed Assets.  Beginning with the thirteenth month of the Trust’s investment operations, BlackRock Advisors will receive a management fee comprised of two components.  The first component is a Base Fee, payable monthly, at an annual rate equal to 1.00% of the average daily value of the Trust’s Managed Assets over the prior rolling twelve-month period.  The second component is a Performance Adjustment that may increase or decrease the Base Fee based on the Trust’s performance relative to the Credit Suisse Leveraged Loan Index over the prior rolling twelve-month period.  The Performance Adjustment is applied to the Base Fee such that, for each 0.04% difference between the total return of the Trust and the Index over the prior rolling twelve-month period, the Base Fee is subject to an upward (if the total return of the Trust exceeds that of the Index) or downward (if the total return of the Index exceeds that of the Trust) Performance Adjustment of 0.01%, up to a maximum Performance Adjustment of 0.50%.  Smaller and larger differences between the total returns of the Trust and the Index over the applicable rolling twelve-month period will result in proportionate Performance Adjustments, subject to the cap.  Accordingly, beginning with the thirteenth month of the Trust’s investment operations, the annual rate of the management fee paid to BlackRock Advisors can range from 0.50% to 1.50% of the average daily value of the Trust’s Managed Assets over the prior rolling twelve-month period.  See “Management of the Trust—Investment Management Agreements.”

(6)
If the Trust offers preferred shares, the costs of that offering (including the sales load paid to the underwriters for the preferred shares offering) will be borne immediately by the holders of the common shares and result in a reduction of the net asset value of the common shares.

The purpose of the table above and the example below is to help you understand all fees and expenses that you, as a holder of common shares, would bear directly or indirectly.  The expenses shown in the table under “Other expenses” and “Total annual expenses” are based on estimated amounts for the Trust’s first full year of operations and assume that the Trust issues                     common shares.  If the Trust issues fewer common shares, all other things being equal, these expenses, as a percentage of the Trust’s net assets attributable to common shares, would increase.

The following example* illustrates the expenses (including the offering expenses borne by the Trust and the sales load of $45 ) that you would pay on a $1,000 investment in common shares, assuming (1) total annual expenses of        % of net assets assuming the minimum management fees are paid or     % of nets assets assuming the maximum management fees are paid (see footnote 5 above) and (2) a 5% annual return:

	1 Year		3 Years		5 Years		10 Years
	Min.	Max.	Min.	Max.	Min.	Max.	Min.	Max.
Total Expenses Incurred	$	$	$	$	$	$	$	$
____________________

*
The example should not be considered a representation of future expenses.  The example assumes that the estimated “Other expenses” set forth in the Annual Expenses table are accurate, and that all dividends and distributions are reinvested at net asset value.  Actual expenses may be greater or less than those assumed.  Moreover, the Trust’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

THE TRUST

The Trust is a newly organized, diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”).  The Trust was organized as a Delaware statutory trust on September 17, 2007, pursuant to an Agreement and Declaration of Trust governed by the laws of the State of Delaware. The Trust has no operating history.  The Trust’s principal office is located at 100 Bellevue Parkway, Wilmington, Delaware 19809, and its telephone number is (800) 882-0052.

The Trust will terminate on or before December 31, 2017.  Beginning in 2015, the board of trustees of the Trust will meet at least annually to consider terminating the Trust prior to December 31, 2017, in its sole discretion.  Upon termination, the Trust will distribute substantially all of its net assets to shareholders.  The Trust’s investment objectives and policies are not designed to seek to return to investors $       per share on the termination date, and investors may receive more or less then their original investment upon termination.  See “Certain Provisions in the Agreement and Declaration of Trust.”

USE OF PROCEEDS

The net proceeds of this offering of common shares will be approximately $            ($            if the underwriters exercise the overallotment option in full) after payment of organizational costs and offering expenses. The Trust will invest the net proceeds of this offering in accordance with the Trust’s investment objectives and policies as stated below.  We currently anticipate that the Trust will be able to invest substantially all of the net proceeds of this offering in securities that meet the Trust’s investment objectives and policies within approximately three months after the completion of this offering.  Pending such investment, it is anticipated that the proceeds will be invested in short-term debt securities.

THE TRUST’S INVESTMENTS

Investment Objectives and Policies

The Trust’s primary investment objective is to seek high current income, with a secondary objective of long-term capital appreciation.  There can be no assurance that the Trust will achieve its investment objectives.  The Trust’s investment objectives may be changed without shareholder approval.

The Trust seeks to achieve its investment objectives by investing substantially all of its Managed Assets in a portfolio of loan and debt instruments and loan-related and debt-related instruments (collectively “credit securities”).  “Managed Assets” means the total assets of the Trust (including any assets attributable to money borrowed for investment purposes) minus the sum of the Trust’s accrued liabilities (other than money borrowed for investment purposes).

Under normal market conditions, the Trust will invest at least 80% of its Managed Assets in any combination of the following credit securities: (i) senior secured floating rate and fixed rate loans (“Senior Loans”); (ii) second lien or other subordinated or unsecured floating rate and fixed rate loans or debt (“Second Lien Loans”); (iii) credit securities that are rated below investment grade by a nationally recognized credit rating organization or unrated securities that are deemed to be of comparable quality, which securities are commonly known as “junk bonds” and are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal and which may include distressed and defaulted securities; and (iv) investment grade corporate bonds.  The Trust may invest up to 20% of its Managed Assets in other debt securities, including government securities, structured products (e.g., collateralized debt and loan obligations), mortgage-backed securities and asset-backed securities, and equity securities, including common stocks, convertible securities, warrants and depositary receipts.

The Trust may invest in debt securities of any credit quality, maturity and duration.  The Trust may invest in U.S. dollar and non-U.S. dollar denominated securities of issuers located anywhere in the world, including issuers located in emerging market countries, and of issuers that operate in any industry.  The Trust may also invest in swaps, including credit default, total return, index and interest rate swaps.  To the extent that the Trust invests in structured products or swaps as a substitute for direct investment in a credit security or that adjust the risk profile of the Trust’s credit  securities portfolio, the value of such investments will be counted as credit securities for purposes of the Trust’s 80% policy.

In addition to the swap strategies discussed above, the Trust may use various other investment techniques, including interest rate and foreign currency transactions, options, futures and other derivative transactions (“Strategic Transactions”), for hedging and risk management purposes or to enhance total return.  See “The Trust’s Investments—Other Investment Techniques—Strategic Transactions.”  In connection with the Trust’s anticipated use of leverage, the Trust may enter into interest rate swap or cap transactions.  See “The Trust’s Investments—Other Investment Techniques—Interest Rate Transactions.”

The Trust anticipates that, under current market conditions, a significant portion of its portfolio will consist of below investment grade securities. Below investment grade securities, commonly referred to as “junk bonds,” are credit securities that are rated below investment grade by the national rating agencies that cover the security, or, if unrated, are determined to be of comparable quality by the Advisors.  Moody’s Investors Service, Inc. (“Moody’s”) considers securities rated Ba or lower to be below investment grade and Standard & Poor’s Ratings Group, a division of The McGraw-Hill Companies, Inc. (“S&P”), and Fitch Ratings (“Fitch”) consider securities rated BB or lower to be below investment grade.  Securities of below investment grade quality are regarded as having predominately speculative characteristics with respect to an issuer’s capacity to pay interest and repay principal. Senior Loans, Second Lien Loans and emerging market credit securities are generally rated below investment grade.

The Trust may invest in illiquid securities and securities for which prices are not readily available without limit.  The Trust may implement various temporary “defensive” strategies at times when the Advisors determine that conditions in the markets make pursuing the Trust’s basic investment strategy inconsistent with the best interests of its shareholders.  These strategies may include investing all or a portion of the Trust’s assets in U.S. Government obligations and high-quality, short-term debt securities.  See “The Trust’s Investment’s—Portfolio Composition— Short-Term Debt Securities; Temporary Defensive Position; Invest-Up Period; Termination.”

The Trust can borrow money and/or issue preferred shares in order to buy additional securities. This practice is known as “leverage.”  The Trust may borrow from banks or other financial institutions or through reverse repurchase agreements, dollar rolls and other investment techniques.  The Trust currently anticipates borrowing funds and/or issuing preferred shares in an aggregate amount of approximately 33⅓% of its Managed Assets. See “Risks—Leverage Risk.”

Portfolio Composition

The Trust’s portfolio will be composed principally of the following investments.  A more detailed description of the Trust’s investment policies and restrictions and more detailed information about the Trust’s portfolio investments are contained in the Statement of Additional Information.

Senior Loans.  Senior Loans hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured with specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debt holders and stockholders of the Borrower. The proceeds of Senior Loans primarily are used to finance leveraged buyouts, recapitalizations, mergers, acquisitions, stock repurchases, refinancings and to finance internal growth and for other corporate purposes. Senior Loans typically have rates of interest which are redetermined daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium or credit spread. These base lending rates are primarily the London-Interbank Offered Rate and secondarily the prime rate offered by one or more major U.S. banks and the certificate of deposit rate or other base lending rates used by commercial lenders.

Senior Loans typically have a stated term of between five and nine years, and have rates of interest which typically are redetermined either daily, monthly, quarterly or semi-annually. Longer interest rate reset periods generally increase fluctuations in the Trust’s net asset value as a result of changes in market interest rates. The Trust is not subject to any restrictions with respect to the maturity of Senior Loans held in its portfolio. As a result, as short-term interest rates increase, interest payable to the Trust from its investments in Senior Loans should increase, and as short-term interest rates decrease, interest payable to the Trust from its investments in Senior Loans should decrease. Because of prepayments, the Advisors expect the average life of Senior Loans to be shorter than the stated maturity.

Senior Loans are subject to the risk of non-payment of scheduled interest or principal. Such non-payment would result in a reduction of income to the Trust, a reduction in the value of the investment and a potential decrease in the net asset value of the Trust. There can be no assurance that the liquidation of any collateral securing a Senior Loan would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated. In the event of bankruptcy of a Borrower, the Trust could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a Senior Loan. The collateral securing a Senior Loan may lose all or substantially all of its value in the event of bankruptcy of a Borrower. Some Senior Loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate such Senior Loans to presently existing or future indebtedness of the Borrower or take other action detrimental to the holders of Senior Loans including, in certain circumstances, invalidating such Senior Loans or causing interest previously paid to be refunded to the Borrower. If interest were required to be refunded, it could negatively affect the Trust’s performance.

Many Senior Loans in which the Trust will invest may not be rated by a rating agency, will not be registered with the Securities and Exchange Commission or any state securities commission and will not be listed on any national securities exchange.  The amount of public information available with respect to Senior Loans will generally be less extensive than that available for registered or exchange listed securities.  In evaluating the creditworthiness of Borrowers, the Advisors will consider, and may rely in part, on analyses performed by others. Borrowers may have outstanding debt obligations that are rated below investment grade by a rating agency.  Many of the Senior Loans in the Trust will have been assigned below investment grade ratings by independent rating agencies.  In the event Senior Loans are not rated, they are likely to be the equivalent of below investment grade quality.  Because of the protective features of Senior Loans, the Advisors believe that Senior Loans tend to have more favorable loss recovery rates as compared to more junior types of below investment grade debt obligations. The Advisors do not view ratings as the determinative factor in its investment decisions and relies more upon its credit analysis abilities than upon ratings.

No active trading market may exist for some Senior Loans, and some loans may be subject to restrictions on resale.  A secondary market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which may impair the ability to realize full value and thus cause a material decline in the Trust’s net asset value.  In addition, the Trust may not be able to readily dispose of its Senior Loans at prices that approximate those at which the Trust could sell such loans if they were more widely-traded and, as a result of such illiquidity, the Trust may have to sell other investments or engage in borrowing transactions if necessary to raise cash to meet its obligations.  During periods of limited supply and liquidity of Senior Loans, the Trust’s yield may be lower.  See “Risks—Liquidity Risk” and “Risks—Senior Loans Risk.”

When interest rates decline, the value of a fund invested in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a fund invested in fixed rate obligations can be expected to decline. Although changes in prevailing interest rates can be expected to cause some fluctuations in the value of Senior Loans (due to the fact that floating rates on Senior Loans only reset periodically), the value of Senior Loans is substantially less sensitive to changes in market interest rates than fixed rate instruments.  As a result, to the extent the Trust invests in floating-rate Senior Loans, the Trust’s portfolio may be less volatile and less sensitive to changes in market interest rates than if the Trust invested in fixed rate obligations.  Similarly, a sudden and significant increase in market interest rates may cause a decline in the value of these investments and in the Trust’s net asset value.  Other factors (including, but not limited to, rating downgrades, credit deterioration, a large downward movement in stock prices, a disparity in supply and demand of certain securities or market conditions that reduce liquidity) can reduce the value of Senior Loans and other debt obligations, impairing the Trust’s net asset value.

The Trust may purchase and retain in its portfolio a Senior Loan where the Borrower has experienced, or may be perceived to be likely to experience, credit problems, including involvement in or recent emergence from bankruptcy reorganization proceedings or other forms of debt restructuring. Such investments may provide opportunities for enhanced income as well as capital appreciation, although they also will be subject to greater risk of loss. At times, in connection with the restructuring of a Senior Loan either outside of bankruptcy court or in the context of bankruptcy court proceedings, the Trust may determine or be required to accept equity securities or junior credit securities in exchange for all or a portion of a Senior Loan.

The Trust may purchase Senior Loans on a direct assignment basis. If the Trust purchases a Senior Loan on direct assignment, it typically succeeds to all the rights and obligations under the loan agreement of the assigning lender and becomes a lender under the loan agreement with the same rights and obligations as the assigning lender. The Trust may also purchase, without limitation, participations in Senior Loans. The participation by the Trust in a lender’s portion of a Senior Loan typically will result in the Trust having a contractual relationship only with such lender, not with the Borrower. As a result, the Trust may have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by such lender of payments from the Borrower.  Such indebtedness may be secured or unsecured. Loan participations typically represent direct participations in a loan to a Borrower, and generally are offered by banks or other financial institutions or lending syndicates.  The Trust may participate in such syndications, or can buy part of a loan, becoming a part lender.  When purchasing loan participations, the Trust assumes the credit risk associated with the Borrower and may assume the credit risk associated with an interposed bank or other financial intermediary.  The participation interests in which the Trust intends to invest may not be rated by any nationally recognized rating service.   Given the current structure of the markets for loan participations and assignments, the Trust expects to treat these securities as illiquid.

Investments in Senior Loans through a direct assignment of a financial institution’s interests with respect to the loan may involve additional risks to the Trust.  For example, if a loan is foreclosed, the Trust could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral.

The Advisors may use an independent pricing service or prices provided by dealers to value loans and other credit securities at their market value.  The Advisors will use the fair value method to value Senior Loans or other securities if market quotations for them are not readily available or are deemed unreliable.  A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures.  Because foreign securities trade on days when the common shares are not priced, net asset value can change at times when common shares cannot be sold.

Second Lien Loans.  The Trust may invest in Second Lien Loans, which have the same characteristics as Senior Loans except that such loans are second in lien property rather than first.  Second Lien Loans typically have adjustable floating rate interest payments.  Accordingly, the risks associated with Second Lien Loans are higher than the risk of loans with first priority over the collateral.  In the event of default on a Second Lien Loan, the first priority lien holder has first claim to the underlying collateral of the loan.  It is possible that no collateral value would remain for the second priority lien holder and therefore result in a loss of investment to the Trust.

Below Investment Grade Securities.  The Trust anticipates that, under normal market conditions, a significant portion of its credit securities portfolio, including its investments in Senior Loans, Second Lien Loans and emerging markets credit securities, will be invested in securities rated below investment grade, such as those rated Ba or lower by Moody’s and BB or lower by S&P or Fitch or securities comparably rated by other rating agencies, or in unrated securities determined by the Advisors to be of comparable quality.  Securities rated Ba by Moody’s are judged to have speculative elements, their future cannot be considered as well assured and often the protection of interest and principal payments may be very moderate.  Securities rated BB by S&P or Fitch are regarded as having predominantly speculative characteristics and, while such obligations have less near-term vulnerability to default than other speculative grade debt, they face major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.  Securities rated C are regarded as having extremely poor prospects of ever attaining any real investment standing.  Securities rated D are in default and the payment of interest and/or repayment of principal is in arrears.  When the Advisors believe it to be in the best interests of the Trust’s shareholders, the Trust will reduce its investment in lower grade securities.

Lower grade securities, though high yielding, are characterized by high risk. They may be subject to certain risks with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated securities. The retail secondary market for lower grade securities may be less liquid than that of higher rated securities. Adverse conditions could make it difficult at times for the Trust to sell certain securities or could result in lower prices than those used in calculating the Trust’s net asset value.

The prices of credit securities generally are inversely related to interest rate changes; however, the price volatility caused by fluctuating interest rates of securities also is inversely related to the coupon of such securities. Accordingly, lower grade securities may be relatively less sensitive to interest rate changes than higher quality securities of comparable maturity, because of their higher coupon. This higher coupon is what the investor receives in return for bearing greater credit risk. The higher credit risk associated with lower grade securities potentially can have a greater effect on the value of such securities than may be the case with higher quality issues of comparable maturity, and will be a substantial factor in the Trust’s relative share price volatility.

Lower grade securities may be particularly susceptible to economic downturns. It is likely that an economic recession could disrupt severely the market for such securities and may have an adverse impact on the value of such securities. In addition, it is likely that any such economic downturn could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon and increase the incidence of default for such securities.

The ratings of Moody’s, S&P and the other rating agencies represent their opinions as to the quality of the obligations which they undertake to rate. Ratings are relative and subjective and, although ratings may be useful in evaluating the safety of interest and principal payments, they do not evaluate the market value risk of such obligations. Although these ratings may be an initial criterion for selection of portfolio investments, the Advisors also will independently evaluate these securities and the ability of the issuers of such securities to pay interest and principal. To the extent that the Trust invests in lower grade securities that have not been rated by a rating agency, the Trust’s ability to achieve its investment objectives will be more dependent on the Advisors’ credit analysis than would be the case when the Trust invests in rated securities.

Distressed and Defaulted Securities.  The Trust may invest in the securities of financially distressed and bankrupt issuers, including debt obligations that are in covenant or payment default.  Such investments generally trade significantly below par and are considered speculative.  The repayment of defaulted obligations is subject to significant uncertainties.  Defaulted obligations might be repaid only after lengthy workout or bankruptcy proceedings, during which the issuer might not make any interest or other payments.  Typically such workout or bankruptcy proceedings result in only partial recovery of cash payments or an exchange of the defaulted obligation for other debt or equity securities of the issuer or its affiliates, which may in turn be illiquid or speculative.

Corporate Bonds.  The Trust may invest in corporate bonds. The investment return of corporate bonds reflects interest on the security and changes in the market value of the security. The market value of a corporate bond generally may be expected to rise and fall inversely with interest rates. The market value of a corporate bond also may be affected by the credit rating of the corporation, the corporation’s performance and perceptions of the corporation in the market place. There is a risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument.

Non-U.S. Securities.  The Trust may invest without limit in securities of non-U.S. issuers (“Non-U.S. Securities”).  Some Non-U.S. Securities may be less liquid and more volatile than securities of comparable U.S. issuers.  Similarly, there is less volume and liquidity in most foreign securities markets than in the United States and, at times, greater price volatility than in the United States.

Because evidences of ownership of such securities usually are held outside the United States, the Trust will be subject to additional risks if it invests in Non-U.S. Securities, which include possible adverse political and economic developments, seizure or nationalization of foreign deposits and adoption of governmental restrictions which might adversely affect or restrict the payment of principal and interest on the foreign securities to investors located outside the country of the issuer, whether from currency blockage or otherwise.

Emerging Markets Investments.  Investing in emerging market issuers may involve unique risks compared to investing in the securities of U.S. issuers. These securities may be U.S. dollar-denominated or non-U.S. dollar-denominated and include: (a) debt obligations issued or guaranteed by foreign national, provincial, state, municipal or other governments with taxing authority or by their agencies or instrumentalities, including Brady Bonds; (b) debt obligations of supranational entities; (c) debt obligations and other debt securities of foreign corporate issuers; (d) debt obligations of U.S. corporate issuers; (e) credit securities issued by corporations that generate significant profits from emerging market countries; and (f) structured securities, including but not limited to, warrants, options and other derivatives, whose price is directly linked to emerging market securities or indices.  The Trust may also invest in securities denominated in currencies of emerging market countries.  Emerging market countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe.  There is no minimum rating criteria for the Trust’s investments in such securities.  Some of these risks do not apply to issuers in larger, more developed countries. These risks are more pronounced to the extent the Trust invests significantly in one country.  Less information about non-U.S. issuers or markets may be available due to less rigorous disclosure and accounting standards or regulatory practices.  Many non-U.S. markets are smaller, less liquid and more volatile than U.S. markets.  In a changing market, the Advisors may not be able to sell the Trust’s portfolio securities in amounts and at prices they consider reasonable.  The U.S. dollar may appreciate against non-U.S. currencies or an emerging market government may impose restrictions on currency conversion or trading.  The economies of non-U.S. countries may grow at a slower rate than expected or may experience a downturn or recession. Economic, political and social developments may adversely affect non-U.S. securities markets.

Senior Loan Based Derivatives. The Trust may obtain exposure to Senior Loans through the use of derivative instruments, which have recently become increasingly available.  The Advisors may utilize these instruments and similar instruments that may be available in the future. The Trust currently intends to invest in a derivative instrument known as the Select Aggregate Market Index (“SAMI”), which provides investors with exposure to a reference basket of Senior Loans. SAMIs are structured as floating rate instruments. SAMIs consist of a basket of credit default swaps whose underlying reference securities are senior secured loans. While investing in SAMIs will increase the universe of floating rate credit securities to which the Trust is exposed, such investments entail risks that are not typically associated with investments in other floating rate credit securities. The liquidity of the market for SAMIs will be subject to liquidity in the secured loan and credit derivatives markets. Investment in SAMIs involves many of the risks associated with investments in derivative instruments discussed generally below. The Trust may also be subject to the risk that the counterparty in a derivative transaction will default on its obligations. Derivative transactions generally involve the risk of loss due to unanticipated adverse changes in securities prices, interest rates, the inability to close out a position, imperfect correlation between a position and the desired hedge, tax constraints on closing out positions and portfolio management constraints on securities subject to such transactions. The potential loss on derivative instruments may be substantial relative to the initial investment therein.

Credit Derivatives.  The Trust may engage in credit derivative transactions. There are two broad categories of credit derivatives: default price risk derivatives and market spread derivatives. Default price risk derivatives are linked to the price of reference securities or loans after a default by the issuer or borrower, respectively. Market spread derivatives are based on the risk that changes in market factors, such as credit spreads, can cause a decline in the value of a security, loan or index. There are three basic transactional forms for credit derivatives: swaps, options and structured instruments. The Trust currently intends to invest primarily in credit default swaps. A credit default swap is an agreement between two counterparties that allows one counterparty (the “seller”) to be “long” a third party’s credit risk and the other party (the “buyer”) to be “short” the credit risk. Typically, the seller agrees to make regular fixed payments to the buyer with the same frequency as the underlying reference bond. In exchange, the seller typically has the right upon default of the underlying bond to put the bond to the buyer in exchange for the bond’s par value plus interest.  Credit default swaps can be used as a substitute for purchasing or selling a credit security and sometimes is preferable to actually purchasing the security.  The Trust does not intend to leverage its investments through the use of credit default swaps.  A purchaser of a credit default swap is subject to counterparty risk.  The Trust will monitor any such swaps or derivatives with a view towards ensuring that the Trust remains in compliance with all applicable regulatory investment policy and tax requirements.

Credit-Linked Notes. The Trust may invest in credit-linked notes (“CLN”) for risk management purposes, including diversification. A CLN is a derivative instrument. It is a synthetic obligation between two or more parties where the payment of principal and/or interest is based on the performance of some obligation (a reference obligation). In addition to the credit risk of the reference obligations and interest rate risk, the buyer/seller of the CLN is subject to counterparty risk.

 Sovereign Government and Supranational Debt.  The Trust may invest in all types of debt securities of governmental issuers in all countries, including emerging market countries. These sovereign debt securities may include: debt securities issued or guaranteed by governments, governmental agencies or instrumentalities and political subdivisions located in emerging market countries; debt securities issued by government owned, controlled or sponsored entities located in emerging market countries; interests in entities organized and operated for the purpose of restructuring the investment characteristics of instruments issued by any of the above issuers; Brady Bonds, which are debt securities issued under the framework of the Brady Plan as a means for debtor nations to restructure their outstanding external indebtedness; participations in loans between emerging market governments and financial institutions; or debt securities issued by supranational entities such as the World Bank or the European Economic Community. A supranational entity is a bank, commission or company established or financially supported by the national governments of one or more countries to promote reconstruction or development. Sovereign government and supranational debt involve all the risks described herein regarding foreign and emerging markets investments as well as the risk of debt moratorium, repudiation or renegotiation.

Collateralized Bond Obligations.  The Trust may invest in collateralized bond obligations (“CBOs”), which are structured securities backed by a diversified pool of high yield, public or private debt securities. These may be fixed pools or may be “market value” (or managed) pools of collateral. The pool of high yield securities is typically separated into tranches representing different degrees of credit quality. The top tranche of CBOs, which represents the highest credit quality in the pool, has the greatest collateralization and pays the lowest interest rate. Lower CBO tranches represent lower degrees of credit quality and pay higher interest rates intended to compensate for the attendant risks. The bottom tranche specifically receives the residual interest payments (i.e., money that is left over after the higher tranches have been paid) rather than a fixed interest rate. The return on the lower tranches of CBOs is especially sensitive to the rate of defaults in the collateral pool.  Under normal market conditions, the Trust expects to invest in the lower tranches of CBOs, and the entire principal amount of an investment in a lower tranche of a CBO may be lost if there are too many defaults in the pool.

Collateralized Loan Obligations.  A collateralized loan obligation (“CLO”) is a structured debt security, issued by a financing company (generally called a Special Purpose Vehicle or “SPV”), that was created to reapportion the risk and return characteristics of a pool of assets. The assets, typically Senior Loans, are used as collateral supporting the various debt tranches issued by the SPV. The key feature of the CLO structure is the prioritization of the cash flows from a pool of debt securities among the several classes of CLO.  The SPV is a company founded solely for the purpose of securitizing payment claims and its only asset is the risk arising out of this diversified asset pool.  On this basis, marketable securities are issued which, due to the diversification of the underlying risk, generally represent a lower level of risk than the original assets.  The redemption of the securities issued by the SPV takes place at maturity out of the cash flow generated by the collected claims.

Mortgage-Backed Securities. Mortgage-backed securities are structured debt obligations collateralized by pools of commercial or residential mortgages. Pools of mortgage loans and mortgage-related loans such as mezzanine loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. These securities may include complex instruments such as collateralized mortgage obligations (“CMOs”), stripped mortgage-backed securities, mortgage pass-through securities, interests in real estate mortgage investment conduits (“REMICs”), real estate investment trusts (“REITs”), including debt and preferred stock issued by REITs, as well as other real estate-related securities. The mortgage-backed securities in which the Trust may invest include those with fixed, floating or variable interest rates, those with interest rates that change based on multiples of changes in a specified index of interest rates and those with interest rates that change inversely to changes in interest rates, as well as those that do not bear interest. The Trust may invest in residential and commercial mortgage-backed securities, including residual interests, issued by governmental entities and private issuers, including subordinated mortgage-related securities.

Asset-Backed Securities.  The Trust may invest in asset-backed securities. Asset-backed securities are a form of structured debt obligation.  The securitization techniques used for asset-backed securities are similar to those used for mortgage-backed securities.  The collateral for these securities may include home equity loans, automobile and credit card receivables, boat loans, computer leases, airplane leases, mobile home loans, recreational vehicle loans and hospital account receivables. The Trust may invest in these and other types of asset-backed securities that may be developed in the future. Asset-backed securities present certain risks that are not presented by mortgage-related securities.  Primarily, these securities may provide the Trust with a less effective security interest in the related collateral than do mortgage-related securities.  Therefore, there is the possibility that recoveries on the underlying collateral may not, in some cases, be available to support payments on these securities.

Equity Securities.  The Trust may invest up to 20% of its Managed Assets in equity securities, including common and preferred stocks, convertible securities, warrants, depository receipts, exchange-traded funds (“ETFs”) and equity interests in real estate investment trusts (“REITs”).  Common stock represents an equity ownership interest in a company.  The Trust may hold or have exposure to common stocks of issuers of any size, including small and medium capitalization stocks.  Because the Trust will ordinarily have substantial exposure to common stocks, historical trends would indicate that the Trust’s portfolio and investment returns will be subject at times, and over time, to higher levels of volatility and market and issuer-specific risk than if it invested exclusively in debt securities.  The Trust will also employ a strategy, as described below, of writing covered call options on common stocks.  For more information regarding preferred stocks, convertible securities, warrants, depository receipts, ETFs and REITs, see “Investment Policies and Techniques—Equity Securities” in the Statement of Additional Information.

Other Investment Companies.  The Trust may invest up to 10% of its Managed Assets in securities of other open- or closed-end investment companies that invest primarily in securities of the types in which the Trust may invest directly.  The Trust generally expects to invest in other investment companies either during periods when it has large amounts of uninvested cash, such as the period shortly after the Trust receives the proceeds of the offering of its common shares, or during periods when there is a shortage of attractive opportunities in the fixed income market.  As a shareholder in an investment company, the Trust would bear its ratable share of that investment company’s expenses, and would remain subject to payment of the Trust’s advisory and other fees and expenses with respect to assets so invested.  Holders of common shares would therefore be subject to duplicative expenses to the extent the Trust invests in other investment companies.  The Advisors will take expenses into account when evaluating the investment merits of an investment in an investment company relative to available bond investments.  The securities of other investment companies may also be leveraged and will therefore be subject to the same leverage risks to which the Trust is subject.  As described in this prospectus in the sections entitled  “Leverage” and “Risks—Leverage Risk,” the net asset value and market value of leveraged shares will be more volatile and the yield to shareholders will tend to fluctuate more than the yield generated by unleveraged shares. Investment companies may have investment policies that differ from those of the Trust.  In addition, to the extent the Trust invests in other investment companies, the Trust will be dependent upon the investment and research abilities of persons other than those employed by the Advisors.

Short-Term Debt Securities; Temporary Defensive Position; Invest-Up Period; Termination.  During the period in which the net proceeds of this offering of common shares are being invested or during periods in which the Advisors determine that they are temporarily unable to follow the Trust’s investment strategy or that it is impractical to do so, the Trust may deviate from its investment strategy and invest all or any portion of its assets in cash, cash equivalents or short-term debt securities.  See “Investment Policies and Techniques—Cash Equivalents and Short-Term Debt Instruments” in the Statement of Additional Information.  The Advisors’ determination that they are temporarily unable to follow the Trust’s investment strategy or that it is impractical to do so will generally occur only in situations in which a market disruption event has occurred and where trading in the securities selected through application of the Trust’s investment strategy is extremely limited or absent.

The Trust will terminate on December 31, 2017, although the board of trustees of the Trust may choose to terminate the Trust prior to this date.  As the Trust approaches its termination date, the portfolio composition of the Trust may change as more of its original credit securities mature or are called or sold.  Rather than reinvesting the proceeds of its matured, called or sold credit securities, the Trust may invest the proceeds in cash or cash equivalents, which may adversely affect the performance of the Trust.

Other Investment Techniques

Strategic Transactions.  In addition to credit derivatives and Senior Loan based derivatives, the Trust may, but is not required to, use various other Strategic Transactions described below for hedging and risk management purposes or to enhance total return.  Such Strategic Transactions are generally accepted under modern portfolio management and are regularly used by many mutual funds, closed-end funds and other institutional investors.

Although the Advisors seek to use Strategic Transactions to further the Trust’s investment objectives, no assurance can be given that they will be successful.

The Trust may purchase and sell derivative instruments such as exchange-listed and over-the-counter put and call options on securities, financial futures, equity, fixed income and interest rate indices, and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars (see “—Interest Rate Transactions” below) and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currency or currency futures or credit transactions and credit default swaps.  The Trust also may purchase derivative instruments that combine features of these instruments.  Collectively, all of the above are referred to as “Strategic Transactions.”  The Trust generally uses Strategic Transactions as a portfolio management or hedging technique to seek to protect against possible adverse changes in the market value of securities held in or to be purchased for the Trust’s portfolio, protect the value of the Trust’s portfolio, facilitate the sale of certain securities for investment purposes, manage the effective interest rate exposure of the Trust, protect against changes in currency exchange rates, manage the effective maturity or duration of the Trust’s portfolio or establish positions in the derivatives markets as a temporary substitute for purchasing or selling particular securities.  The Trust may use Strategic Transactions to enhance total return, although the Trust will commit variation margin for Strategic Transactions that involve futures contracts in accordance with the rules of the Commodity Futures Trading Commission.

Strategic Transactions have risks, including the imperfect correlation between the value of such instruments and the underlying assets, the possible default of the other party to the transaction or illiquidity of the derivative instruments. Furthermore, the ability to successfully use Strategic Transactions depends on the Advisors’ ability to predict pertinent market movements, which cannot be assured. Thus, the use of Strategic Transactions may result in losses greater than if they had not been used, may require the Trust to sell or purchase portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Trust can realize on an investment or may cause the Trust to hold a security that it might otherwise sell. The use of currency transactions can result in the Trust incurring losses as a result of the imposition of exchange controls, suspension of settlements or the inability of the Trust to deliver or receive a specified currency.  Additionally, amounts paid by the Trust as premiums and cash or other assets held in margin accounts with respect to Strategic Transactions are not otherwise available to the Trust for investment purposes. A more complete discussion of Strategic Transactions and their risks is contained in the Trust’s Statement of Additional Information under the heading “Other Investment Policies and Techniques—Strategic Transactions and Risk Management.”

Interest Rate Transactions.  In connection with the Trust’s anticipated use of leverage through borrowing funds and/or issuing preferred shares, the Trust may enter into interest rate swap or cap transactions. Interest rate swaps involve the Trust’s agreement with the swap counterparty to pay a fixed rate payment on a notional amount in exchange for the counterparty paying the Trust a variable rate payment on a notional amount that is intended to approximate the Trust’s variable rate payment obligation on preferred shares or any variable rate borrowing. The payment obligation would be based on the notional amount of the swap.

The Trust may use an interest rate cap, which would require it to pay a premium to the cap counterparty and would entitle it, to the extent that a specified variable rate index exceeds a predetermined fixed rate, to receive from the counterparty payment of the difference based on the notional amount. The Trust would use interest rate swaps or caps only with the intent to reduce or eliminate the risk that an increase in short-term interest rates could have on common share net earnings as a result of leverage.

The Trust will usually enter into swaps or caps on a net basis; that is, the two payment streams will be netted out in a cash settlement on the payment date or dates specified in the instrument, with the Trust receiving or paying, as the case may be, only the net amount of the two payments. The Trust intends to designate on its books and records cash or liquid securities having a value at least equal to the Trust’s net payment obligations under any swap transaction, marked to market daily.  The Trust has no current intention of selling an interest rate swap or cap. The Trust would not enter into interest rate swap or cap transactions in an aggregate notional amount that exceeds the outstanding amount of the Trust’s leverage.

The use of interest rate swaps and caps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. Depending on the state of interest rates in general, the Trust’s use of interest rate swaps or caps could enhance or harm the overall performance or the common shares. To the extent there is a decline in interest rates, the value of the interest rate swap or cap could decline, and could result in a decline in the net asset value of the common shares. In addition, if short-term interest rates are lower than the Trust’s fixed rate of payment on the interest rate swap, the swap will reduce common share net earnings. If, on the other hand, short-term interest rates are higher than the fixed rate of payment on the interest rate swap, the swap will enhance common share net earnings. Buying interest rate caps could enhance the performance of the common shares by providing a maximum leverage expense. Buying interest rate caps could also decrease the net earnings of the common shares in the event that the premium paid by the Trust to the counterparty exceeds the additional amount the Trust would have been required to pay had it not entered into the cap agreement.

Interest rate swaps and caps generally do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest or premium payments that the Trust is contractually obligated to make. If the counterparty defaults, the Trust would not be able to use the anticipated net receipts under the swap or cap to offset the dividend payments on its preferred shares or interest payments on borrowing. Depending on whether the Trust would be entitled to receive net payments from the counterparty on the swap or cap, which in turn would depend on the general state of short-term interest rates at that point in time, such a default could negatively impact the performance of the common shares.

Although the Trust cannot eliminate counterparty risk, the Trust will not enter into an interest rate swap or cap transaction with any counterparty that the Advisors believe does not have the financial resources to honor its obligation under the interest rate swap or cap transaction.  Further, the Advisors will continually monitor the financial stability of a counterparty to an interest rate swap or cap transaction in an effort to proactively protect the Trust’s investments.

In addition, at the time the interest rate swap or cap transaction reaches its schedule termination date, there is a risk that the Trust will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transactions.  If this occurs, it could have a negative impact on the performance of the common shares.

The Trust may choose or be required to redeem some or all preferred shares or prepay any borrowings.  This redemption would likely result in the Trust seeking to terminate early all or a portion of any swap or cap transaction. Such early termination of a swap could result in termination payment by or to the Trust.  An early termination of a cap could result in a termination payment to the Trust.

The Trust may also use interest rate transactions in connection with the management of its portfolio.  See “—Strategic Transactions” above for additional information.

LEVERAGE

The Trust currently anticipates borrowing funds and/or issuing preferred shares in an aggregate amount of approximately 33⅓% of its Managed Assets to purchase additional securities.  This practice is known as “leverage.”  The Trust may borrow from banks and other financial institutions and may also borrow additional funds using such investment techniques and in such amounts as the Advisors may from time to time determine.  Of these investment techniques, the Trust expects primarily to use reverse repurchase agreements and dollar roll transactions.  Changes in the value of the Trust’s portfolio, including securities bought with the proceeds of the leverage, will be borne entirely by the holders of common shares.  If there is a net decrease, or increase, in the value of the Trust’s investment portfolio, the leverage will decrease or increase, as the case may be, the net asset value per common share to a greater extent than if the Trust were not leveraged.  During periods in which the Trust is using leverage, the fees paid to the Advisors for advisory and sub-advisory services will be higher than if the Trust did not use leverage because the fees paid will be calculated on the basis of the Trust’s Managed Assets, which includes the proceeds from the issuance of preferred shares and other leverage.  Leverage involves greater risks.  The Trust’s leveraging strategy may not be successful.

Reverse Repurchase Agreements

Borrowings may be made by the Trust through reverse repurchase agreements under which the Trust sells portfolio securities to financial institutions such as banks and broker dealers and agrees to repurchase them at a particular date and price.  Such agreements are considered to be borrowings under the Investment Company Act.  The Trust may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction.

Dollar Roll Transactions

Borrowings may be made by the Trust through dollar roll transactions.  A dollar roll transaction involves a sale by the Trust of a mortgage-backed or other security concurrently with an agreement by the Trust to repurchase a similar security at a later date at an agreed-upon price.  The securities that are repurchased will bear the same interest rate and stated maturity as those sold, but pools of mortgages collateralizing those securities may have different prepayment histories than those sold.  During the period between the sale and repurchase, the Trust will not be entitled to receive interest and principal payments on the securities sold.  Proceeds of the sale will be invested in additional instruments for the Trust, and the income from these investments will generate income for the Trust.  If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of the Trust compared with what the performance would have been without the use of dollar rolls.

Preferred Shares

Under the Investment Company Act, the Trust is permitted to issue preferred shares in an amount up to 50% of its total assets less its liabilities and indebtedness.  The preferred shares would have complete  priority upon distribution assets over the common shares.  The issuance of preferred shares would leverage the common shares.  Although the size, timing and other terms of the offering of preferred shares would be determined by the Trust’s board of trustees, the Trust would expect to invest the proceeds of any preferred shares offering in intermediate and long-term bonds.  The preferred shares would pay adjustable rate dividends based on shorter-term interest rates, which would be re-determined periodically by an auction process.  The adjustment period for preferred share dividends could be as short as one day or as long as a year or more.  So long as the Trust’s portfolio was invested in securities that provide a higher rate of return than the dividend rate of the preferred shares, after taking expenses into consideration, the leverage would cause shareholders to receive a higher rate of income than if the Trust were not leveraged.

Under the Investment Company Act, the Trust is not permitted to issue preferred shares unless immediately after such issuance the value of the Trust’s total assets, less all liabilities and indebtedness of the Trust, is at least 200% of the liquidation value of the outstanding preferred shares (i.e., the liquidation value may not exceed 50% of the Trust’s total assets less all liabilities and indebtedness of the Trust).  In addition, the Trust is not permitted to declare any cash dividend or other distribution on its common shares unless, at the time of such declaration, the value of the Trust’s total assets is at least 200% of the liquidation value of its outstanding preferred shares plus its outstanding liabilities and indebtedness.  If preferred shares are issued, the Trust intends, to the extent possible, to purchase or redeem preferred shares from time to time to the extent necessary in order to maintain coverage of any preferred shares of at least 200%.  In addition, as a condition to obtaining ratings on the preferred shares, the terms of any preferred shares issued would be expected to include asset coverage maintenance provisions which would require a reduction of indebtedness or the redemption of the preferred shares in the event of non-compliance by the Trust and might also prohibit dividends and other distributions on the common shares in such circumstances.  In order to meet redemption requirements, the Trust might have to liquidate portfolio securities.  Such liquidations and redemptions, or reductions in indebtedness, would cause the Trust to incur related transaction costs and could result in capital losses to the Trust.  Prohibitions on dividends and other distributions on the common shares could impair the Trust’s ability to qualify as a regulated investment company under the Internal Revenue Code of 1986 (the “Code”).  If the Trust has preferred shares outstanding, two of the Trust’s trustees will be elected by the holders of preferred shares voting separately as a class.  The remaining trustees of the Trust will be elected by holders of common shares and preferred shares voting together as a single class.  In the event the Trust failed to pay dividends on preferred shares for two years, holders of preferred shares would be entitled to elect a majority of the trustees of the Trust.

If the Trust issued preferred shares, it would be subject to certain restrictions imposed by guidelines of one or more rating agencies that may issue ratings for preferred shares issued by the Trust.  These guidelines would be expected to impose asset coverage or portfolio composition requirements that are more stringent than those imposed on the Trust by the Investment Company Act and might limit the ability of the Trust to borrow money through the use of reverse repurchase agreements and dollar rolls and might limit the ability of the Trust to engage in Strategic Transactions.  It is not anticipated that these covenants or guidelines would impede the Advisors from managing the Trust’s portfolio in accordance with the Trust’s investment objectives and policies.

The Trust may also borrow money in an amount equal to 5% of its total assets as a temporary measure for extraordinary or emergency purposes, including the payment of dividends and the settlement of securities transactions which otherwise might require untimely dispositions of Trust securities.

Assuming that the leverage will represent approximately 33⅓% of the Trust’s Managed Assets, the interest and dividends paid on the leverage is a blended annual average rate of     % and the income generated by the Trust’s portfolio (net of estimated expenses) must exceed     % in order to cover the interest and dividend payments related to the leverage.  Of course, these numbers are merely estimates used for illustration.  Actual interest rates on leverage will vary frequently and may be significantly higher or lower than the rate estimated above.

The following table is furnished in response to requirements of the Securities and Exchange Commission.  It is designed to illustrate the effect of leverage on common share total return, assuming investment portfolio total returns (comprised of income and changes in the value of bonds held in the Trust’s portfolio) of  -10%,  -5%, 0%, 5% and 10%.  These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns experienced or expected to be experienced by the Trust.  See “Risks.”  The table further reflects leverage shares representing, in the aggregate, 33⅓% of the Trust’s Managed Assets, net of expenses, and the Trust’s currently projected blended average annual leverage dividend and interest rate of      %.

Assumed Portfolio Total Return (Net of Expenses)	(10)%	(5)%	0%	5%	10%
Common Share Total Return	%	%	%	%	%

Common share total return is composed of two elements — the common share dividends paid by the Trust (the amount of which is largely determined by the net investment income of the Trust after paying dividends and interest on its leverage) and gains or losses on the value of the securities the Trust owns.  As required by Securities and Exchange Commission rules, the tables above assume that the Trust is more likely to suffer capital losses than to enjoy capital appreciation.  For example, to assume a total return of 0% the Trust must assume that the interest it receives on its credit security investments is entirely offset by losses in the value of those bonds.

RISKS

No Operating History

The Trust is a newly organized, diversified, closed-end management investment company with no operating history.

Market Discount Risk

As with any stock, the price of the Trust’s common shares will fluctuate with market conditions and other factors.  If common shares are sold, the price received may be more or less than the original investment.  Net asset value will be reduced immediately following the initial offering by the amount of the sales load and organizational costs and offering expenses paid by the Trust.  Common shares are designed for long-term investors and should not be treated as trading vehicles.  Common shares of closed-end management investment companies frequently trade at a discount from their net asset value.  The Trust’s common shares may trade at a price that is less than the initial offering price.  This risk may be greater for investors who sell their common shares in a relatively short period of time after completion of the initial offering.

Investment and Market Risk

An investment in the Trust’s common shares is subject to investment risk, including the possible loss of the entire principal amount invested.  An investment in the Trust’s common shares represents an indirect investment in the portfolio securities owned by the Trust, and the value of these securities will move up or down, sometimes rapidly and unpredictably.  At any point in time an investment in the Trust’s common shares may be worth less than the original amount invested, even after taking into account reinvestment of dividends and distributions paid by the Trust.  The Trust anticipates using leverage, which will magnify the Trust’s investment, market and certain other risks.

Senior Loans Risk

Senior Loans hold the most senior position in the capital structure of a business entity, are typically secured with specific collateral and have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debt holders and stockholders of the borrower.  The risks associated with Senior Loans are similar to the risks of below investment grade securities, although Senior Loans are typically senior and secured in contrast to below investment grade securities, which are often subordinated and unsecured.  See “Risks—Below Investment Grade Securities Risk.”  Senior Loans’ higher standing has historically resulted in generally higher recoveries in the event of a corporate reorganization.  In addition, because their interest rates are typically adjusted for changes in short-term interest rates, Senior Loans generally have less interest rate risk than below investment grade securities, which are typically fixed rate.

The Trust will typically invest in Senior Loans rated below investment grade, which are considered speculative because of the credit risk of their issuers.  Such companies are more likely to default on their payments of interest and principal owed to the Trust, and such defaults could reduce the Trust’s net asset value and income distributions.  An economic downturn generally leads to a higher non-payment rate, and a Senior Loan may lose significant value before a default occurs.  Moreover, any specific collateral used to secure a Senior Loan may decline in value or become illiquid, which would adversely affect the Senior Loan’s value.

No active trading market may exist for certain Senior Loans, which may impair the ability of the Trust to realize full value in the event of the need to liquidate such assets and which may make it difficult to value the assets. Adverse market conditions may impair the liquidity of some actively traded Senior Loans.

Although Senior Loans in which the Trust will invest generally will be secured by specific collateral, there can be no assurance that liquidation of such collateral would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal, or that such collateral could be readily liquidated.  In the event of the bankruptcy of a borrower, the Trust could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a Senior Loan.  If the terms of a Senior Loan do not require the borrower to pledge additional collateral in the event of a decline in the value of the already pledged collateral, the Trust will be exposed to the risk that the value of the collateral will not at all times equal or exceed the amount of the borrower’s obligations under the Senior Loans.  To the extent that a Senior Loan is collateralized by stock in the borrower or its subsidiaries, such stock may lose all of its value in the event of the bankruptcy of the borrower. Uncollateralized Senior Loans involve a greater risk of loss.

Second Lien Loans Risk

Second Lien Loans generally are subject to similar risks as those associated with investments in Senior Loans.  Because Second Lien Loans are subordinated or unsecured and thus lower in priority of payment to Senior Loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower.  This risk is generally higher for subordinated unsecured loans or debt, which are not backed by a security interest in any specific collateral.  Second Lien Loans are expected to have greater price volatility than Senior Loans and may be less liquid.  There is also a possibility that originators will not be able to sell participations in Second Lien Loans, which would create greater credit risk exposure for the holders of such loans.  Second Lien Loans share the same risks of other below investment grade securities.

Below Investment Grade Securities Risk

The Trust may invest a substantial portion of its assets in credit securities that are rated below investment grade, which are commonly referred to as “junk bonds” and are regarded as predominately speculative with respect to the issuer’s capacity to pay interest and repay principal.

Lower grade securities, though high yielding, are characterized by high risk.  They may be subject to certain risks with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated securities.  The retail secondary market for lower grade securities may be less liquid than that of higher rated securities.  Adverse conditions could make it difficult at times for the Trust to sell certain securities or could result in lower prices than those used in calculating the Trust’s net asset value.  Because of the substantial risks associated with lower grade securities, you could lose money on your investment in common shares of the Trust, both in the short-term and the long-term.

Distressed and Defaulted Securities Risk

Investments in the securities of financially distressed companies involve substantial risks. These securities may present a substantial risk of default or may be in default. The Trust may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to a portfolio company, the Trust may lose its entire investment or may be required to accept cash or securities with a value less than the original investment. Among the risks inherent in investments in a troubled entity is the fact that it frequently may be difficult to obtain information as to the true condition of such issuer.  The Advisors’ judgments about the credit quality of the issuer and the relative value of its securities may prove to be wrong.

Limited Term Risk

The Trust will terminate on December 31, 2017, although the board of trustees of the Trust may choose to terminate the Trust prior to this date.  As the assets of the Trust will be liquidated in connection with its termination, the Trust may be required to sell portfolio securities when it otherwise would not, including at times when market conditions are not favorable.  As the Trust approaches its termination date, the portfolio composition of the Trust may change as more of its original credit securities mature or are called or sold, which may cause the Trust’s returns to decrease and the market price of the common shares to fall.  Rather than reinvesting the proceeds of its matured, called or sold credit securities, the Trust may distribute the proceeds in one or more liquidating distributions prior to the final liquidation, which may cause the Trust’s fixed expenses to increase when expressed as a percentage of assets under management, or the Trust may invest the proceeds in cash or cash equivalents, which may adversely affect the performance of the Trust.  The board of trustees may choose to terminate the Trust prior to the required termination date, which would cause the Trust to miss any market appreciation that occurs after the Trust is terminated.  Conversely, the board of trustees may decide against early termination, after which decision market conditions may deteriorate and the Trust may experience losses.

Leverage Risk

The use of leverage through reverse repurchase agreements, dollar roll transactions, borrowing of money and the issuance of preferred shares to purchase additional securities creates an opportunity for increased common share net investment income dividends, but also creates risks for the holders of common shares.  Leverage is a speculative technique that may expose the Trust to greater risk and increased costs.  Increases and decreases in the value of the Trust’s portfolio will be magnified when the Trust uses leverage.  As a result, leverage may cause greater changes in the Trust’s net asset value.  The Trust will also have to pay interest and dividends on its borrowings, which may reduce the Trust’s return.  This interest expense may be greater than the Trust’s return on the underlying investment. The Trust’s leveraging strategy may not be successful.

Reverse repurchase agreements involve the risks that the interest income earned on the investment of the proceeds will be less than the interest expense and fund expenses, that the market value of the securities sold by the Trust may decline below the price of the securities the Trust is obligated to repurchase and that the securities may not be returned to the Trust.  There is no assurance that reverse repurchase agreements can be successfully employed.

Dollar roll transactions involve the risk that the market value of the securities the Trust is required to purchase may decline below the agreed upon repurchase price of those securities.  If the broker/dealer to whom the Trust sells securities becomes insolvent, the Trust’s right to purchase or repurchase securities may be restricted.  Successful use of dollar rolls may depend upon the Advisors’ ability to correctly predict interest rates and prepayments.  There is no assurance that dollar rolls can be successfully employed.

We anticipate that the money borrowed for investment purposes will pay interest or dividends based on shorter-term interest rates that would be periodically reset.  So long as the Trust’s portfolio provides a higher rate of return, net of expenses, than interest and dividend rates on borrowed money, as reset periodically, the leverage may cause the holders of common shares to receive a higher current rate of return than if the Trust were not leveraged.  If, however, long-  and/or short-term rates rise, the interest and dividend rates on borrowed money could exceed the rate of return on bonds held by the Trust, reducing return to the holders of common shares.  Recent developments in the credit markets may adversely affect the ability of the Trust to borrow for investment purposes and may increase the costs of such borrowings, which would reduce returns to the holders of common shares.

There is no assurance that a leveraging strategy will be successful. Leverage involves risks and special considerations for common shareholders, including:

(1)           the likelihood of greater volatility of net asset value, market price and dividend rate of the common shares than a comparable portfolio without leverage;

(2)           the risk that fluctuations in interest rates on borrowings and short-term debt or in the interest or dividend rates on any leverage that the Trust must pay will reduce the return to the common shareholders;

(3)           the effect of leverage in a declining market, which is likely to cause a greater decline in the net asset value of the common shares than if the Trust were not leveraged, may result in a greater decline in the market price of the common shares;

(4)           when the Trust uses financial leverage, the investment advisory fees payable to the Advisors will be higher than if the Trust did not use leverage; and

(5)           leverage may increase operating costs, which may reduce total return.

The use of leverage generally will require the Trust to segregate assets to cover its obligations (or, if the Trust borrows money, to maintain asset coverage in conformity with the requirements of the Investment Company Act).  While the segregated assets may be invested in liquid securities, they may not be used for other operational purposes.  Consequently, the use of leverage may limit the Trust’s flexibility and may require that the Trust sell other portfolio investments to pay Trust expenses, to maintain assets in an amount sufficient to cover the Trust’s leveraged exposure, or to meet other obligations at a time when it may be disadvantageous to sell such assets.

Certain types of borrowings by the Trust may result in the Trust being subject to covenants in credit agreements relating to asset coverage and Trust composition requirements.  The Trust may be subject to certain restrictions on investments imposed by guidelines of one or more rating agencies, which may issue ratings for the short-term debt securities or preferred shares issued by the Trust.  These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed by the Investment Company Act.  The Advisors do not believe that these covenants or guidelines will impede them from managing the Trust’s portfolio in accordance with the Trust’s investment objectives and policies.

Credit Risk

Credit risk is the risk that one or more debt securities in the Trust’s portfolio will decline in price, or fail to pay interest or principal when due, because the issuer of the security experiences a decline in its financial status.  While a senior position in the capital structure of a borrower may provide some protection with respect to the Trust’s investments in Senior Loans, losses may still occur.  To the extent the Trust invests in below investment grade securities, it will be exposed to a greater amount of credit risk than a fund which invests in investment grade securities.  The prices of lower grade securities are more sensitive to negative developments, such as a decline in the issuer’s revenues or a general economic downturn, than are the prices of higher grade securities. Securities of below investment grade quality are predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal when due and therefore involve a greater risk of default.  In addition, the Trust’s use of credit derivatives will expose it to additional risk in the event that the bonds underlying the derivatives default.

Interest Rate Risk

The value of certain debt securities in the Trust’s portfolio could be affected by interest rate fluctuations.  When interest rates decline, the value of fixed rate securities can be expected to rise.  Conversely, when interest rates rise, the value of fixed rate securities can be expected to decline.  Although changes in prevailing interest rates can be expected to cause some fluctuations in the value of floating rate securities (due to the fact that rates only reset periodically), the values of these securities are substantially less sensitive to changes in market interest rates than fixed rate instruments.  Fluctuations in the value of the Trust’s securities will not affect interest income on existing securities, but will be reflected in the Trust’s net asset value.  The Trust may utilize certain strategies, including taking positions in futures or interest rate swaps, for the purpose of reducing the interest rate sensitivity of the portfolio and decreasing the Trust’s exposure to interest rate risk, although there is no assurance that it will do so or that such strategies will be successful.

Prepayment Risk

During periods of declining interest rates, borrowers may exercise their option to prepay principal earlier than scheduled. For fixed rate securities, such payments often occur during periods of declining interest rates, forcing the Trust to reinvest in lower yielding securities, resulting in a possible decline in the Trust’s income and distributions to shareholders.  This is known as prepayment or “call” risk.  Below investment grade securities frequently have call features that allow the issuer to redeem the security at dates prior to its stated maturity at a specified price (typically greater than par) only if certain prescribed conditions are met (“call protection”).  An issuer may redeem a below investment grade security if, for example, the issuer can refinance the debt at a lower cost due to declining interest rates or an improvement in the credit standing of the issuer.  Senior Loans and Second Lien Loans typically do not have call protection.  For premium bonds (bonds acquired at prices that exceed their par or principal value) purchased by the Trust, prepayment risk may be enhanced.

Liquidity Risk

The Trust may invest in Senior Loans, Second Lien Loans and other credit securities for which there is no readily available trading market or which are otherwise illiquid.  The Trust may not be able to readily dispose of such securities at prices that approximate those at which the Trust could sell such securities if they were more widely-traded and, as a result of such illiquidity, the Trust may have to sell other investments or engage in borrowing transactions if necessary to raise cash to meet its obligations.  Limited liquidity can also affect the market price of securities, thereby adversely affecting the Trust’s net asset value and ability to make dividend distributions.

Some Senior Loans and Second Lien Loans are not readily marketable and may be subject to restrictions on resale.  Senior Loans and Second Lien Loans generally are not listed on any national securities exchange or automated quotation system and no active trading market may exist for some of the Senior Loans and Second Lien Loans in which the Trust will invest.  Where a secondary market exists, the market for some Senior Loans and Second Lien Loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.  The Trust has no limitation on the amount of its assets which may be invested in securities that are not readily marketable or are subject to restrictions on resale.

Non-U.S. Securities Risk

The Trust may invest in Non-U.S. Securities.  Such investments involve certain risks not involved in domestic investments.  Securities markets in foreign countries often are not as developed, efficient or liquid as securities markets in the United States, and therefore the prices of Non-U.S. Securities can be more volatile.  Certain foreign countries may impose restrictions on the ability of issuers of Non-U.S. Securities to make payments of principal and interest to investors located outside the country.  In addition, the Trust will be subject to risks associated with adverse political and economic developments in foreign countries, which could cause the Trust to lose money on its investments in Non-U.S. Securities.  The ability of a foreign sovereign issuer, especially an emerging market country, to make timely and ultimate payments on its debt obligations will also be strongly influenced by the sovereign issuer’s balance of payments, including export performance, its access to international credits and investments, fluctuations of interest rates and the extent of its foreign reserves.  The cost of servicing external debt will also generally be adversely affected by rising international interest rates, as many external debt obligations bear interest at rates which are adjusted based upon international interest rates.

Emerging Markets Risk

The Trust may invest in Non-U.S. Securities of issuers in so-called “emerging markets” (or lesser developed countries). Such investments are particularly speculative and entail all of the risks of investing in Non-U.S. Securities but to a heightened degree. “Emerging market” countries generally include every nation in the world except developed countries, that is, the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe.  Foreign investment in certain emerging market countries may be restricted or controlled to varying degrees.  These restrictions or controls may at times limit or preclude foreign investment in certain emerging market issuers and increase the costs and expenses of the Trust.  Certain emerging market countries require governmental approval prior to investments by foreign persons in a particular issuer, limit the amount of investment by foreign persons in a particular issuer, limit the investment by foreign persons only to a specific class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of the countries and/or impose additional taxes on foreign investors.

Foreign Currency Risk

Because the Trust may invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates may affect the value of securities in the Trust and the unrealized appreciation or depreciation of investments. Currencies of certain countries may be volatile and therefore may affect the value of securities denominated in such currencies, which means that the Trust’s net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  In addition, certain countries, particularly emerging markets countries, may impose foreign currency exchange controls or other restrictions on the transferability or convertibility of currency.

Swap Risk

The Trust may enter into swap transactions, including credit default, total return, index and interest rate swap agreements, as well as options thereon, and may purchase or sell interest rate caps, floors and collars.  Such transactions are subject to market risk, risk of default by the other party to the transaction and risk of imperfect correlation between the value of such instruments and the underlying assets and may involve commissions or other costs.  Swaps generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swaps generally is limited to the net amount of payments that the Trust is contractually obligated to make, or in the case of the other party to a swap defaulting, the net amount of payments that the Trust is contractually entitled to receive.  The swap market has grown substantially in recent years with a large number of  banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation.  As a result, the swap market has become relatively liquid.  Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.  If the Advisors are incorrect in their forecasts of market values, interest rates or currency exchange rates, the investment performance of the Trust would be less favorable than it would have been if these investment techniques were not used.

Senior Loan Based Derivatives Risk

The Trust may obtain exposure to Senior Loans through the use of derivative instruments. The Trust currently intends to invest in SAMIs), which consists of a basket of credit default swaps whose underlying reference securities are a basket of Senior Loans.  Investments in SAMIs involve many of the risks associated with investments in derivatives more generally.  Derivative transactions involve the risk of loss due to unanticipated adverse changes in securities prices, interest rates, the inability to close out a position, imperfect correlation between a position and the desired hedge, tax constraints on closing out positions and portfolio management constraints on securities subject to such transactions.  The potential loss on derivative instruments may be substantial relative to the initial investment therein.  The Trust may also be subject to the risk that the counterparty in a derivative transaction will default on its obligations.

Credit Derivatives Risk

The use of credit derivatives is a highly specialized activity which involves strategies and risks different from those associated with ordinary portfolio security transactions.  If the Advisors are incorrect in their forecasts of default risks, market spreads or other applicable factors, the investment performance of the Trust would diminish compared with what it would have been if these techniques were not used.  Moreover, even if the Advisors are correct in their forecasts, there is a risk that a credit derivative position may correlate imperfectly with the price of the asset or liability being protected.  The Trust’s risk of loss in a credit derivative transaction varies with the form of the transaction.  For example, if the Trust purchases a default option on a security, and if no default occurs with respect to the security, the Trust’s loss is limited to the premium it paid for the default option.  In contrast, if there is a default by the grantor of a default option, the Trust’s loss will include both the premium that it paid for the option and the decline in value of the underlying security that the default option protected.

Strategic Transactions Risk

The Trust may engage in various other portfolio strategies, including interest rate and foreign currency transactions, options, futures and other derivatives transactions (“Strategic Transactions”), for hedging and risk management purposes and to enhance total return.  The use of Strategic Transactions to enhance total return may be particularly speculative.  Strategic Transactions involve risks, including the imperfect correlation between the value of such instruments and the underlying assets, the possible default of the other party to the transaction and illiquidity of the derivative instruments.  Furthermore, the Trust’s ability to successfully use Strategic Transactions depends on the Advisors’ ability to predict pertinent market movements, which cannot be assured.  The use of Strategic Transactions may result in losses greater than if they had not been used, may require the Trust to sell or purchase portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Trust can realize on an investment or may cause the Trust to hold a security that it might otherwise sell. Additionally, amounts paid by the Trust as premiums and cash or other assets held in margin accounts with respect to Strategic Transactions are not otherwise available to the Trust for investment purposes.

Structured Products Risk

The Trust may invest in structured products, including CDOs, CBOs, CLOs, structured notes, credit-linked notes and other types of structured products.  Holders of structured products bear risks of the underlying investments, index or reference obligation and are subject to counterparty risk. The Trust may have the right to receive payments only from the structured product, and generally does not have direct rights against the issuer or the entity that sold the assets to be securitized.  While certain structured products enable the investor to acquire interests in a pool of securities without the brokerage and other expenses associated with directly holding the same securities, investors in structured products generally pay their share of the structured product’s administrative and other expenses.  Although it is difficult to predict whether the prices of indices and securities underlying structured products will rise or fall, these prices (and, therefore, the prices of structured products) will be influenced by the same types of political and economic events that affect issuers of securities and capital markets generally.  If the issuer of a structured product uses shorter term financing to purchase longer term securities, the issuer may be forced to sell its securities at below market prices if it experiences difficulty in obtaining short-term financing, which may adversely affect the value of the structured products owned by the Trust.

Certain structured products may be thinly traded or have a limited trading market.  CBOs, CLOs and other CDOs are typically privately offered and sold, and thus are not registered under the securities laws.  As a result, investments in CBOs, CLOs and CDOs may be characterized by the Trust as illiquid securities; however, an active dealer market may exist which would allow such securities to be considered liquid in some circumstances.  In addition to the general risks associated with debt securities discussed herein, CBOs, CLOs and CDOs carry additional risks, including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the CBOs, CLOs and CDOs are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Investments in structured notes involve risks, including credit risk and market risk. Where the Trust’s investments in structured notes are based upon the movement of one or more factors, including currency exchange rates, interest rates, referenced bonds and stock indices, depending on the factor used and the use of multipliers or deflators, changes in interest rates and movement of the factor may cause significant price fluctuations. Additionally, changes in the reference instrument or security may cause the interest rate on the structured note to be reduced to zero, and any further changes in the reference instrument may then reduce the principal amount payable on maturity. Structured notes may be less liquid than other types of securities and more volatile than the reference instrument or security underlying the note.

Mortgage-Backed Securities Risk

The risks associated with mortgage-backed securities include: (1) credit risk associated with the performance of the underlying mortgage properties and of the borrowers owning these properties; (2) adverse changes in economic conditions and circumstances, which are more likely to have an adverse impact on mortgage-backed securities secured by loans on certain types of commercial properties than on those secured by loans on residential properties; (3) prepayment risk, which can lead to significant fluctuations in value of the mortgage-backed security; (4) loss of all or part of the premium, if any, paid; and (5) decline in the market value of the security, whether resulting from changes in interest rates or prepayments on the underlying mortgage collateral.

Mortgage-backed securities represent an interest in a pool of mortgages.  When market interest rates decline, more mortgages are refinanced and the securities are paid off earlier than expected.  Prepayments may also occur on a scheduled basis or due to foreclosure.  When market interest rates increase, the market values of mortgage-backed securities decline.  At the same time, however, mortgage refinancings and prepayments slow, which lengthens the effective maturities of these securities.  As a result, the negative effect of the rate increase on the market value of mortgage-backed securities is usually more pronounced than it is for other types of debt securities.  In addition, due to increased instability in the credit markets, the market for some mortgage backed securities has experience reduced liquidity and greater volatility with respect to the value of such securities, making it more difficult to value such securities.

Asset-Backed Securities Risk

Asset-backed securities involve certain risks in addition to those presented by mortgage-backed securities.  Asset-backed securities do not have the benefit of the same security interest in the underlying collateral as mortgage-backed securities and are more dependent on the borrower’s ability to pay.  For example, asset-backed securities can be collateralized with credit card and automobile receivables.  Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due.  Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations.  If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables.  In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables.

Equity Securities Risk

Although common stocks have historically generated higher average total returns than debt securities over the long-term, common stocks also have experienced significantly more volatility in those returns and in certain periods have significantly under-performed relative to debt securities.  An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock held by the Trust.  Also, the price of common stocks is sensitive to general movements in the stock market and a drop in the stock market may depress the price of common stocks to which the Trust has exposure.  Common stock prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

Market Disruption and Geopolitical Risk

The aftermath of the war in Iraq and the continuing occupation of Iraq, instability in the Middle East and terrorist attacks in the United States and around the world may result in market volatility and may have long-term effects on the U.S. and worldwide financial markets and may cause further economic uncertainties in the United States and worldwide. The Trust does not know how long the securities markets may be affected by these events and cannot predict the effects of the occupation or similar events in the future on the U.S. economy and securities markets.

Recent Developments

Recent instability in the credit markets has made it more difficult for a number of issuers of debt securities to obtain financing or refinancing for their investment or lending activities or operations.  There is a risk that such issuers will be unable to successfully complete such financing or refinancings.  In particular, because of the current conditions in the credit markets, issuers of debt securities may be subject to increased cost for debt, tightening underwriting standards and reduced liquidity for loans they make, securities they purchase and securities they issue.  There is also a risk that developments in sectors of the credit markets in which the Trust does not invest may adversely affect the liquidity and the value of securities in sectors of the credit markets in which the Trust does invest, including securities owned by the Trust.  These developments may increase the volatility of the value of securities owned by the Trust.  These developments also may make it more difficult for the Trust to accurately value its securities or to sell its securities on a timely basis.  These developments could adversely affect the ability of the Trust to borrow for investment purposes and increase the cost of such borrowings, which would reduce returns to the holders of common shares.

HOW THE TRUST MANAGES RISK

Investment Limitations

The Trust has adopted certain investment limitations designed to limit investment risk.  These limitations are fundamental and may not be changed without the approval of the holders of a majority of the outstanding common shares and, if issued, preferred shares voting together as a single class, and the approval of the holders of a majority of the preferred shares voting as a separate class.  Among other restrictions, the Trust may not invest 25% or more of the value of its total assets in securities of issuers in any one industry, provided that securities issued or guaranteed by the U.S. Government and non-U.S. governments or their agencies or instrumentalities will not be considered to represent an industry.

The Trust may become subject to guidelines which are more limiting than its investment restrictions in order to obtain and maintain ratings from rating agencies on the preferred shares that it intends to issue.  The Trust does not anticipate that such guidelines would have a material adverse effect on the Trust’s common shareholders or the Trust’s ability to achieve its investment objectives.  See “Investment Restrictions” in the Statement of Additional Information for a complete list of the fundamental and non-fundamental investment policies of the Trust.

Management of Investment Portfolio and Capital Structure to Limit Leverage Risk

The Trust may take certain actions if short-term interest rates increase or market conditions otherwise change (or the Trust anticipates such an increase or change) and the Trust’s leverage begins (or is expected) to adversely affect common shareholders.  In order to attempt to offset such a negative impact of leverage on common shareholders, the Trust may shorten the average maturity of its investment portfolio (by investing in short-term securities) or may reduce its indebtedness or extend the maturity of outstanding preferred shares or unwind other leverage transactions.  The Trust may also attempt to reduce the leverage by redeeming or otherwise purchasing preferred shares. As explained above under “Risks—Leverage Risk,” the success of any such attempt to limit leverage risk depends on the Advisors’ ability to accurately predict interest rate or other market changes.  Because of the difficulty of making such predictions, the Trust may never attempt to manage its capital structure in the manner described in this paragraph.  If market conditions suggest that additional leverage would be beneficial, the Trust may sell previously unissued preferred shares or preferred shares that the Trust previously issued but later repurchased.

Strategic Transactions

The Trust may use certain Strategic Transactions designed to limit the risk of bond price fluctuations and to preserve capital.  These strategies include using swaps, financial futures contracts, options on financial futures or options based on either an index of long-term securities or on taxable debt securities whose prices, in the opinion of the Advisors, correlate with the prices of the Trust’s investments.

MANAGEMENT OF THE TRUST

Trustees and Officers

The board of trustees is responsible for oversight of the Trust, including supervision of the duties performed by the Advisors.  There are      trustees of the Trust.  A majority of the trustees are not “interested persons” (as defined in the Investment Company Act) of the Trust (in such capacity the “independent trustees”).  The name and business address of the trustees and officers of the Trust and their principal occupations and other affiliations during the past five years are set forth under “Management of the Trust” in the Statement of Additional Information.

Investment Advisor and Sub-Advisor

BlackRock Advisors acts as the Trust’s investment advisor.  BlackRock Financial Management acts as the sub-advisor for the Trust.  BlackRock Advisors, located at 100 Bellevue Parkway, Wilmington, Delaware 19809, and BlackRock Financial Management, located at 40 East 52nd Street, New York, New York 10022, are wholly owned subsidiaries of BlackRock, Inc. (“BlackRock”), which is one of the world’s largest publicly-traded investment management firms.  As of  September 30, 2007, BlackRock’s assets under management were approximately $1.3 trillion.  BlackRock manages assets on behalf of institutional and individual investors worldwide through a variety of equity, fixed income, cash management and alternative investment products.  In addition, a growing number of institutional investors use BlackRock Solutions® investment system, risk management and financial advisory services.

BlackRock has over 18 years of experience managing closed-end products and, as of September 30, 2007, advised a closed-end family of 106 active funds with approximately $45.7 billion in assets.  BlackRock and its affiliated entities had $507 billion in fixed income assets under management as of September 30, 2007, including $12 billion of assets across 23 fixed income closed-end funds.  Headquartered in New York City, BlackRock has over 5,100 employees in 19 countries and a major presence in key global markets, including the United States, Europe, Asia, Australia and the Middle East.

Portfolio Managers.  BlackRock uses a team approach in managing its portfolios.  BlackRock believes that this approach offers substantial benefits over one that is dependent on the market wisdom or investment expertise of only a few individuals.  The members of the portfolio management team who are primarily responsible for the day-to-day management of the Trust’s portfolio are Mark J. Williams, Kevin Booth, CFA, and James E. Keenan, CFA.

Unless indicated otherwise, members of the portfolio management team have held their current positions with BlackRock for at least the past five years.

Mark J. Williams, Managing Director, heads BlackRock’s bank loan investment team within the Fixed Income Portfolio Management Group and is co-head of BlackRock’s leveraged finance business.  He is a member of BlackRock’s Investment Strategy Group and the Alternatives Operating Committee.  Mr. Williams is also involved in the evaluation and sourcing of mezzanine investments, and is a member of the Investment Committee for BlackRock Kelso Capital Corporation, a business development company.  Prior to joining BlackRock in 1998, Mr. Williams spent eight years in PNC Bank’s New York office and was a founding member of PNC Bank’s leveraged finance group.  From 1984 until 1990, Mr. Williams worked in PNC Bank’s Philadelphia office in a variety of marketing and corporate finance positions.  Mr. Williams earned his BA in economics from Franklin & Marshall College in 1983.

Kevin Booth, CFA, Managing Director, is co-head of the high yield team within BlackRock’s Fixed Income Portfolio Management Group and co-heads BlackRock’s leveraged finance business.  His primary responsibilities are managing portfolios and directing investment strategy.  He specializes in hybrid high yield portfolios, consisting of leveraged bank loans, high yield bonds and distressed obligations.  Mr. Booth joined BlackRock following the merger with Merrill Lynch Investment Managers (“MLIM”) in 2006.  At MLIM, Mr. Booth managed four hybrid high-yield funds and led the distressed debt effort.  Prior to joining MLIM in 1991, Mr. Booth spent four years with American International Group.  Prior to this, Mr. Booth worked ten years in commercial banking with Deutsche Bank AG and Bankers Trust.  Mr. Booth is a member of the New York Society of Security Analysts.  Mr. Booth earned his BA in economics from the State University of New York at Binghamton in 1976 and his MBA in finance from New York University in 1980.

James E. Keenan, CFA, Director, is co-head of the high yield team within BlackRock’s Fixed Income Portfolio Management Group and co-heads BlackRock’s leveraged finance business.  His primary responsibilities managing portfolios and directing investment strategy.  Prior to joining BlackRock in 2004, Mr. Keenan was a senior high yield trader at Columbia Management Group.  Mr. Keenan began his investment career at UBS Global Asset Management, where he held roles as a trader, research analyst and a portfolio analyst from June 1998 through July 2003.  Mr. Keenan earned his BBA in finance from the University of Notre Dame in 1998.

Investment Philosophy

BlackRock specializes in managing fixed income portfolios against both published and customized benchmarks and has been doing this since the inception of its fixed income products in 1988.  BlackRock’s style is designed with the objective of generating excess returns with lower risk than its benchmarks and competitors.  BlackRock applies the same controlled-duration, active relative value sector rotation style to the management of all its fixed income portfolios.  BlackRock manages fixed income portfolios by using a strategy that invests in sectors of the fixed income market that BlackRock believes are undervalued by moving out of sectors that BlackRock believes are fairly or overvalued.  BlackRock researches and is active in analyzing the sectors which it believes are under, fairly and overvalued in order to achieve a portfolio’s investment objective.  BlackRock has in-depth expertise in all sectors of the fixed income market.

BlackRock’s philosophy has not changed since the inception of the firm.  The technology that enables BlackRock to implement its investment strategies, however, is constantly evolving.  BlackRock’s commitment to maintaining and developing its state-of-the-art analytics in the most efficient manner is manifest in (1) the development of proprietary tools, (2) the use of external tools to assist in its analysis and (3) the integration of all of these tools into a unique portfolio level risk management system.  By continually updating its analytics and systems, BlackRock attempts to better quantify and evaluate the risk of each investment decision.  These advanced analytics are designed to provide real time analysis of a vast array of risk measures in order to assess the potential effect of various strategies on total return.

In selecting securities for the Trust’s portfolio, the Advisors will seek to identify issuers and industries that they believe are likely to experience stable or improving financial conditions.  The Advisors believe this strategy should enhance the Trust’s ability to seek total return.  The Advisors’ analysis will include:

                  •           credit research on the issuers’ financial strength;
•           assessment of the issuers’ ability to meet principal and interest payments;
•           general industry trends;
•           the issuers’ managerial strength;
•           changing financial conditions;
•           borrowing requirements or debt maturity schedules; and
•           the issuers’ responsiveness to change in business conditions and interest rates.

The Advisors will consider relative values among issuers based on anticipated cash flow, interest or dividend coverage, asset coverage and earnings prospects.  Using these tools, the Advisors will seek to add consistent value and control performance volatility consistent with the Trust’s investment objectives and policies.

Investment Management Agreements

During the first twelve months of the Trust’s investment operations, BlackRock Advisors will receive a management fee, payable monthly, at an annual rate equal to 1.00% of the average daily value of the Trust’s Managed Assets.  Beginning with the thirteenth month of the Trust’s investment operations, BlackRock Advisors will receive a management fee comprised of two components.  The first component is a base fee, payable monthly, at an annual rate equal to 1.00% of the average daily value of the Trust’s Managed Assets over the prior rolling twelve-month period (the “Base Fee”).  The second component is a performance adjustment that may increase or decrease the Base Fee based on the Trust’s performance relative to the Credit Suisse Leveraged Loan Index (the “Index”) over the prior rolling twelve-month period (the “Performance Adjustment”).  The Performance Adjustment is applied to the Base Fee such that, for each 0.04% difference between the total return of the Trust and the Index over the prior rolling twelve-month period, the Base Fee is subject to an upward (if the total return of the Trust exceeds that of the Index) or downward (if the total return of the Index exceeds that of the Trust) Performance Adjustment of 0.01%, up to a maximum Performance Adjustment of 0.50%.  Smaller and larger differences between the total returns of the Trust and the Index over the applicable rolling twelve-month period will result in proportionate Performance Adjustments, subject to the cap.  Accordingly, beginning with the thirteenth month of the Trust’s investment operations, the annual rate of the management fee paid to BlackRock Advisors can range from 0.50% to 1.50% of the average daily value of the Trust’s Managed Assets over the prior rolling twelve-month period.

For purposes of calculating the Trust’s Performance Adjustment, the Trust’s total return will be calculated as the sum of (i) the change in the Trust’s net asset value per common share during the relevant rolling twelve-month period, (ii) the value of the Trust’s cash distributions per common share accumulated to the end of the relevant rolling twelve-month period and (iii) the value of capital gains taxes per share paid or payable on undistributed realized long-term capital gains accumulated to the end of the relevant rolling twelve-month period, with this sum expressed as a percentage of the Trust’s net asset value per common share at the beginning of the relevant rolling twelve-month period (calculating the number of common shares outstanding on a daily average weighted basis assuming reinvestment of such distributions at net asset value per common share on the ex-dividend date and assuming solely for purposes of the Trust’s Performance Adjustment that all issuances and repurchases of common shares are at net asset value).  Increases and decreases in the management fee will be accrued as often as net asset value per common share is calculated and accordingly will affect the total return on which the rate of the fee is determined.

For purposes of calculating the Trust’s Performance Adjustment, the Index’s total return will be calculated as the sum of (i) the change in the level of the Index during the relevant rolling twelve-month period and (ii) the amount of cash distributions on the loans that comprise the Index accumulated during the relevant rolling twelve-month period, with this sum expressed as a percentage of the Index’s level at the beginning of the relevant rolling twelve-month period.

The following table illustrates the variability of the Trust’s management fee in various circumstances.  It is possible that the Trust will pay BlackRock Advisors more than the Base Fee, even though the total returns of both the Trust and the Index are negative, in situations where the performance of the Index is worse than the performance of the Trust.  The total returns of the Trust and the Index may be higher or lower than the ranges indicated in the table:

Total Management Fee Rate (as a percentage of the Trust’s average daily Managed Assets for the performance period)
	Trust Total Return
Index Total Return	-10%	-8%	-6%	-4%	-2%	0%	2%	4%	6%	8%	10%
-5%	0.50	0.50	0.75	1.25	1.50	1.50	1.50	1.50	1.50	1.50	1.50
-4%	0.50	0.50	0.50	1.00	1.50	1.50	1.50	1.50	1.50	1.50	1.50
-3%	0.50	0.50	0.50	0.75	1.25	1.50	1.50	1.50	1.50	1.50	1.50
-2%	0.50	0.50	0.50	0.50	1.00	1.50	1.50	1.50	1.50	1.50	1.50
-1%	0.50	0.50	0.50	0.50	0.75	1.25	1.50	1.50	1.50	1.50	1.50
0%	0.50	0.50	0.50	0.50	0.50	1.00	1.50	1.50	1.50	1.50	1.50
1%	0.50	0.50	0.50	0.50	0.50	0.75	1.25	1.50	1.50	1.50	1.50
2%	0.50	0.50	0.50	0.50	0.50	0.50	1.00	1.50	1.50	1.50	1.50
3%	0.50	0.50	0.50	0.50	0.50	0.50	0.75	1.25	1.50	1.50	1.50
4%	0.50	0.50	0.50	0.50	0.50	0.50	0.50	1.00	1.50	1.50	1.50
5%	0.50	0.50	0.50	0.50	0.50	0.50	0.50	0.75	1.25	1.50	1.50

Managed Assets are the total assets of the Trust (including any assets attributable to money borrowed for investment purposes) minus the sum of the Trust’s accrued liabilities (other than money borrowed for investment purposes).  This means that during periods in which the Trust is using leverage, the fees paid to BlackRock Advisors will be higher than if the Trust did not use leverage because the fees are calculated as a percentage of the Trust’s Managed Assets, which include those assets purchased with leverage.

BlackRock Advisors will pay a sub-advisory fee to the Sub-Advisor equal to       % of the management fee received by BlackRock Advisors.

In addition, with the approval of the board of trustees, including a majority of the independent trustees, a pro rata portion of the salaries, bonuses, health insurance, retirement benefits and similar employment costs for the time spent on Trust operations (other than the provision of services required under the investment management agreements) of all personnel employed by the Advisors who devote substantial time to Trust operations may be reimbursed, at cost, to the Advisors by the Trust.  The Advisors currently anticipate that they may be reimbursed for employees who provide pricing, secondary market support and compliance services to the Trust, subject to the approval of the board of trustees, including a majority of the independent trustees. A discussion regarding the basis for the approval of the investment management agreements by the board of trustees will be available in the Trust’s first report to shareholders.

In addition to the fees paid to BlackRock Advisors, the Trust pays all other costs and expenses of its operations, including compensation of its trustees (other than those affiliated with BlackRock Advisors), custodian, leveraging expenses, transfer and dividend disbursing agent expenses, legal fees, rating agency fees, listing fees and expenses, expenses of independent auditors, expenses of repurchasing shares, expenses of preparing, printing and distributing shareholder reports, notices, proxy statements and reports to governmental agencies and taxes, if any.

NET ASSET VALUE

The net asset value of the common shares of the Trust will be computed based upon the value of the Trust’s portfolio securities and other assets. Net asset value per common share will be determined daily on each day that the New York Stock Exchange is open for business as of the close of the regular trading session on the New York Stock Exchange. The Trust calculates net asset value per common share by subtracting liabilities (including accrued expenses or dividends) from the total assets of the Trust (the value of the securities plus cash or other assets, including interest accrued but not yet received) and dividing the result by the total number of outstanding common shares of the Trust.

The Trust values its investments primarily by using market quotations. Short-term debt investments having a remaining maturity of 60 days or less when purchased and debt investments originally purchased with maturities in excess of 60 days but which currently have maturities of 60 days or less may be valued at cost adjusted for amortization of premiums and accretion of discounts. Any investments and other assets for which such current market quotations are not readily available are valued at fair value (“Fair Valued Assets”) as determined in good faith under procedures established by, and under the general supervision and responsibility of, the Trust’s board of trustees. The Advisors will submit their recommendations regarding the valuation and/or valuation methodologies for Fair Valued Assets to a valuation committee comprised of officers and employees of the Advisors. The valuation committee may accept, modify or reject any recommendations. The pricing of all Fair Valued Assets shall be subsequently reported to the Trust’s board of trustees.

Non-U.S. Securities are valued by translating available quotes into U.S. dollar equivalents, if the quotes are considered reliable, and are otherwise valued at fair value. OTC options are priced on the basis of dealer quotes. Other types of derivatives for which quotes may not be available are valued at fair value.

When determining the price for a Fair Valued Asset, the Advisors shall seek to determine the price that the Trust might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Advisors deem relevant.

DISTRIBUTIONS

Commencing with the Trust’s initial dividend, the Trust intends to make regular monthly cash distributions of all or a portion of its net investment income to common shareholders.  We expect to declare the initial monthly dividend on the Trust’s common shares within approximately 45 days after completion of this offering and to pay that initial monthly dividend approximately 60 to 90 days after completion of this offering.  The Trust will pay common shareholders at least annually all or substantially all of its investment company taxable income after the payment of dividends and interest, if any, owed with respect to any outstanding preferred shares or other forms of leverage utilized by the Trust.  The Trust intends to pay any capital gains distributions at least annually.  If the Trust realizes a long-term capital gain, it will be required to allocate such gain between the common shares and any preferred shares issued by the Trust in proportion to the total dividends paid to each class for the year in which the income is realized.

The U.S. federal income tax treatment and characterization of the Trust’s distributions may vary significantly from time to time because of the varied nature of the Trust’s investments.  In light of the Trust’s investment policies, the Trust anticipates that the Investment Company Act will require it to accompany each monthly distribution with a statement setting forth the estimated source (as between net income, capital gains and return of capital) of the distribution made.  The Trust will indicate the proportion of its capital gains distributions that constitute long-term and short-term gains annually.  The ultimate U.S. federal income tax characterization of the Trust’s distributions made in a calendar or fiscal year cannot finally be determined until after the end of that taxable year.  As a result, there is a possibility that the Trust may make total distributions during a calendar or taxable year in an amount that exceeds the Trust’s net investment company taxable income and net capital gains for the relevant taxable year.  In such situations, the amount by which the Trust’s total distributions exceed its investment company taxable income and net capital gains would generally be treated as a tax-free return of capital reducing the amount of a shareholder’s tax basis in such shareholder’s shares, with any amounts exceeding such basis treated as gain from the sale of shares.

Various factors will affect the level of the Trust’s income, including the asset mix, the average maturity of the Trust’s portfolio, the amount of leverage utilized by the Trust and the Trust’s use of hedging.  To permit the Trust to maintain a more stable monthly distribution, the Trust may from time to time distribute less than the entire amount of income earned in a particular period.  The undistributed income would be available to supplement future distributions.  As a result, the distributions paid by the Trust for any particular monthly period may be more or less than the amount of income actually earned by the Trust during that period.  Undistributed income will add to the

Trust’s net asset value (and indirectly benefits the Advisors by increasing their fees) and, correspondingly, distributions from undistributed income will deduct from the Trust’s net asset value.

Section 19(b) of the Investment Company Act and Rule 19b-1 thereunder generally limit the Trust to one capital gain distribution per year, subject to certain exceptions.  BlackRock has applied to the Securities and Exchange Commission for an exemption from these provisions that would permit the Trust to make periodic distributions of long-term capital gains provided that the distribution policy of the Trust with respect to its common shares calls for periodic (e.g., monthly) distributions in an amount equal to a fixed percentage of the Trust’s average net asset value over a specified period of time or market price per common share at or about the time of distribution or pay-out of a level dollar amount. The exemption also would permit the Trust to make distributions with respect to any preferred shares that may be issued by the Trust in accordance with such shares’ terms.  No assurance can be given that the Securities and Exchange Commission will grant the exemption to the Trust.

Shareholders will automatically have all dividends and distributions (other than liquidating distributions) reinvested in common shares of the Trust purchased in the open market in accordance with the Trust’s Dividend Reinvestment Plan, unless an election is made to receive cash.  See “Dividend Reinvestment Plan.”

DIVIDEND REINVESTMENT PLAN

Unless the registered owner of common shares elects to receive cash by contacting the Plan Agent (as defined below), all distributions (other than liquidating distributions) declared for your common shares of the Trust will be automatically reinvested by Computershare Trust Company, N.A. (the “Plan Agent”), agent for shareholders in administering the Trust’s Dividend Reinvestment Plan (the “Plan”), in common shares of the Trust purchased in the open market.  If a registered owner of common shares elects not to participate in the Plan, you will receive all distributions in cash paid by check mailed directly to you (or, if the shares are held in street or other nominee name, then to such nominee) by Computershare Trust Company, N.A., as dividend disbursing agent.  You may elect not to participate in the Plan and to receive all distributions in cash by sending written instructions or by contacting Computershare Trust Company, N.A., as dividend disbursing agent, at the address set forth below.  Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by contacting the Plan Agent before the dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution.  Some brokers may automatically elect to receive cash on your behalf and may re-invest that cash in additional common shares of the Trust for you.  If you wish for all distributions declared on your common shares of the Trust to be automatically reinvested pursuant to the Plan, please contact your broker.

The Plan Agent will open an account for each common shareholder under the Plan in the same name in which such common shareholder’s common shares are registered.  Whenever the Trust declares a dividend or other distribution (together, a “dividend”) payable in cash, non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in common shares.  The common shares will be acquired by the Plan Agent for the participants’ accounts by purchase on the open market (“open-market purchases”) on the New York Stock Exchange or elsewhere.  Because the Trust intends to pay monthly dividends, the period during which open-market purchases can be made will exist only from the payment date of each dividend through the day before the next “ex-dividend” date, which typically will be approximately ten days.

The Plan Agent maintains all shareholders’ accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for tax records.  Common shares in the account of each Plan participant will be held by the Plan Agent on behalf of the Plan participant, and each shareholder proxy will include those shares purchased pursuant to the Plan.  The Plan Agent will forward all proxy solicitation materials to participants and vote proxies for shares held under the Plan in accordance with the instructions of the participants.

In the case of shareholders such as banks, brokers or nominees which hold shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of common shares certified from time to time by the record shareholder’s name and held for the account of beneficial owners who participate in the Plan.

Each participant will pay a pro rata share of brokerage commissions incurred in connection with open-market purchases.  The automatic reinvestment of dividends will not relieve participants of any U.S. federal, state or local income tax that may be payable (or required to be withheld) on such dividends.  See “Tax Matters.”  Participants that request a sale of their common shares through the Plan Agent are subject to a brokerage commission of $0.02 per share if they direct the Plan Agent to sell their common shares held in a dividend reinvestment account.

The Trust reserves the right to amend or terminate the Plan.  There is no direct service charge to participants in the Plan; however, the Trust reserves the right to amend the Plan to include a service charge payable by the participants.

All inquires concerning the Plan should be directed to the Plan Agent at Computershare Trust Company, N.A., P.O. Box 43010, Providence, Rhode Island  02940-3010, or by telephone at (800) 699-1236.

DESCRIPTION OF SHARES

Common Shares

The Trust is a statutory trust organized under the laws of Delaware pursuant to an Agreement and Declaration of Trust dated as of September 17, 2007.  The Trust is authorized to issue an unlimited number of common shares of beneficial interest, par value $.001 per share.  Each common share has one vote and, when issued and paid for in accordance with the terms of this offering, will be fully paid and non-assessable, except that the trustees shall have the power to cause shareholders to pay expenses of the Trust by setting off charges due from shareholders from declared but unpaid dividends or distributions owed the shareholders and/or by reducing the number of common shares owned by each respective shareholder.  The holders of common shares will not be entitled to receive any distributions from the Trust unless all accrued dividends and interest and dividend payments with respect to the Trust’s leverage have been paid, unless certain asset coverage tests with respect to the leverage employed by the Trust are satisfied after giving effect to the distributions and unless certain other requirements imposed by any rating agencies rating any preferred shares issued by the Trust have been met.  See “—Preferred Shares” below.  All common shares are equal as to dividends, assets and voting privileges and have no conversion, preemptive or other subscription rights.  The Trust will send annual and semi-annual reports, including financial statements, to all holders of its common shares.

The Trust has no present intention of offering any additional shares other than the common shares it may issue under the Trust’s Plan and the possible issuance of preferred shares.  Any additional offerings of shares will require approval by the Trust’s board of trustees.  Any additional offering of common shares will be subject to the requirements of the Investment Company Act, which provides that shares may not be issued at a price below the then current net asset value, exclusive of sales load, except in connection with an offering to existing holders of common shares or with the consent of a majority of the Trust’s outstanding voting securities.

The Trust’s common shares have been approved for listing on the New York Stock Exchange under the symbol “       ,” subject to notice of issuance.

The Trust’s net asset value per share generally increases when interest rates decline, and decreases when interest rates rise, and these changes are likely to be greater because the Trust intends to have a leveraged capital structure.  The Trust’s net asset value will be reduced immediately following the offering of common shares by the amount of the sales load and the amount of the organizational costs and offering expenses paid by the Trust.  See “Summary of Trust Expenses.”

Unlike open-end funds, closed-end funds like the Trust do not continuously offer shares and do not provide daily redemptions.  Rather, if a shareholder determines to buy additional common shares or sell shares already held, the shareholder may do so by trading through a broker on the New York Stock Exchange or otherwise.  Shares of closed-end investment companies frequently trade on an exchange at prices lower than net asset value.  Shares of closed-end investment companies like the Trust that invest predominantly in bonds have traded during some periods at prices higher than net asset value and have traded during other periods at prices lower than net asset value.

Because the market value of the common shares may be influenced by such factors as dividend levels (which are in turn affected by expenses), call protection on its portfolio securities, dividend stability, portfolio credit quality, net asset value, relative demand for and supply of such shares in the market, general market and economic conditions and other factors beyond the control of the Trust, the Trust cannot assure you that common shares will trade at a price equal to or higher than net asset value in the future.  The common shares are designed primarily for long-term investors and you should not purchase the common shares if you intend to sell them soon after purchase.

Preferred Shares

The Trust’s Agreement and Declaration of Trust provides that the board of trustees of the Trust may authorize and issue preferred shares, with rights as determined by the board of trustees, without the approval of the holders of the common shares. Holders of common shares have no preemptive right to purchase any preferred shares that might be issued.

The Trust currently anticipates borrowing funds and/or issuing preferred shares in an aggregate amount of up to 33⅓% of its Managed Assets to buy additional securities. The board of trustees also reserves the right to change the foregoing percentage limitation and may issue preferred shares to the extent permitted by the Investment Company Act, which currently limits the aggregate liquidation preference of all outstanding preferred shares to 50% of the value of the Trust’s total assets less liabilities and indebtedness of the Trust. We cannot assure you, however, that any preferred shares will be issued. Although the terms of any preferred shares, including dividend rate, liquidation preference and redemption provisions, will be determined by the board of trustees, subject to applicable law and the Amended and Restated Agreement and Declaration of Trust, it is likely that the preferred shares will be structured to carry a relatively short-term dividend rate reflecting interest rates on short-term bonds, by providing for the periodic redetermination of the dividend rate at relatively short intervals through an auction, remarketing or other procedure. The Trust also believes that it is likely that the liquidation preference, voting rights and redemption provisions of the preferred shares will be similar to those stated below.

In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Trust, the holders of preferred shares will be entitled to receive a preferential liquidating distribution, which is expected to equal the original purchase price per preferred share plus accrued and unpaid dividends, whether or not declared, before any distribution of assets is made to holders of common shares. After payment of the full amount of the liquidating distribution to which they are entitled, the holders of preferred shares will not be entitled to any further participation in any distribution of assets by the Trust.

The Investment Company Act requires that the holders of any preferred shares, voting separately as a single class, have the right to elect at least two trustees at all times. The remaining trustees will be elected by holders of common shares and preferred shares, voting together as a single class. In addition, subject to the prior rights, if any, of the holders of any other class of senior securities outstanding, the holders of any preferred shares have the right to elect a majority of the trustees of the Trust at any time two years’ dividends on any preferred shares are unpaid. The Investment Company Act also requires that, in addition to any approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding preferred shares, voting separately as a class, would be required to (1) adopt any plan of reorganization that would adversely affect the preferred shares, and (2) take any action requiring a vote of security holders under Section 13(a) of the Investment Company Act, including, among other things, changes in the Trust’s sub-classification as a closed-end investment company or changes in its fundamental investment restrictions. See “Certain Provisions in the Agreement and Declaration of Trust.” As a result of these voting rights, the Trust’s ability to take any such actions may be impeded to the extent that there are any preferred shares outstanding. The board of trustees presently intends that, except as otherwise indicated in this prospectus and except as otherwise required by applicable law, holders of preferred shares will have equal voting rights with holders of common shares (one vote per share, unless otherwise required by the Investment Company Act) and will vote together with holders of common shares as a single class.

The affirmative vote of the holders of a majority of the outstanding preferred shares, voting as a separate class, will be required to amend, alter or repeal any of the preferences, rights or powers of holders of preferred shares so as to affect materially and adversely such preferences, rights or powers, or to increase or decrease the authorized number of preferred shares. The class vote of holders of preferred shares described above will in each case be in addition to any other vote required to authorize the action in question.

The terms of any preferred shares issued by the Trust are expected to provide that (i) they are redeemable by the Trust in whole or in part at the original purchase price per share plus accrued dividends per share, (ii) the Trust may tender for or purchase preferred shares and (iii) the Trust may subsequently resell any shares so tendered for or purchased. Any redemption or purchase of preferred shares by the Trust will reduce the leverage applicable to the common shares, while any resale of shares by the Trust will increase that leverage.

The Trust intends to seek a AAA credit rating for any preferred shares from a rating agency. The Trust intends that, as long as preferred shares are outstanding, the composition of its portfolio will reflect guidelines established by such rating agency. Although, as of the date hereof, no such rating agency has established guidelines relating to preferred shares, based on previous guidelines established by such rating agencies for the securities of other issuers, the Trust anticipates that the guidelines with respect to preferred shares will establish a set of tests for portfolio composition and asset coverage that supplement (and in some cases are more restrictive than) the applicable requirements under the Investment Company Act. Although, at this time, no assurance can be given as to the nature or extent of the guidelines which may be imposed in connection with obtaining a rating of any preferred shares, the Trust currently anticipates that such guidelines will include asset coverage requirements, which are more restrictive than those under the Investment Company Act, restrictions on certain portfolio investments and investment practices, requirements that the Trust maintain a portion of its assets in short-term, high-quality, debt securities and certain mandatory redemption requirements relating to preferred shares. No assurance can be given that the guidelines actually imposed with respect to preferred shares by such rating agency will be more or less restrictive than as described in this prospectus.

The discussion above describes the possible offering of preferred shares by the Trust. If the board of trustees determines to proceed with such an offering, the terms of the preferred shares may be the same as, or different from, the terms described above, subject to applicable law and the Trust’s Agreement and Declaration of Trust. The board of trustees, without the approval of the holders of common shares, may authorize an offering of preferred shares or may determine not to authorize such an offering, and may fix the terms of the preferred shares to be offered.

CERTAIN PROVISIONS IN THE AGREEMENT AND DECLARATION OF TRUST

The Trust’s Agreement and Declaration of Trust includes provisions that could have the effect of limiting the ability of other entities or persons to acquire control of the Trust or to change the composition of its board of trustees.  This could have the effect of depriving shareholders of an opportunity to sell their shares at a premium over prevailing market prices by discouraging a third party from seeking to obtain control over the Trust.  Such attempts could have the effect of increasing the expenses of the Trust and disrupting the normal operation of the Trust.  The board of trustees is divided into three classes, with the terms of one class expiring at each annual meeting of shareholders.  At each annual meeting, one class of trustees is elected to a three-year term.  This provision could delay for up to two years the replacement of a majority of the board of trustees.  A trustee may be removed from office for cause only, and not without cause, and only by the action of a majority of the remaining trustees followed by a vote of the holders of at least 75% of the shares then entitled to vote for the election of the respective trustee.

In addition, the Agreement and Declaration of Trust requires the favorable vote of a majority of the Trust’s board of trustees followed by the favorable vote of the holders of at least 75% of the outstanding shares of each affected class or series of the Trust, voting separately as a class or series, to approve, adopt or authorize certain transactions with 5% or greater holders of a class or series of shares and their associates, unless the transaction has been approved by at least 80% of the trustees, in which case “a majority of the outstanding voting securities” (as defined in the Investment Company Act) of the Trust shall be required.  For purposes of these provisions, a 5% or greater holder of a class or series of shares (a “Principal Shareholder”) refers to any person who, whether directly or indirectly and whether alone or together with its affiliates and associates, beneficially owns 5% or more of the outstanding shares of all outstanding classes or series of common shares of the Trust.  The 5% holder transactions subject to these special approval requirements are: the merger or consolidation of the Trust or any subsidiary of the Trust with or into any Principal Shareholder; the issuance of any securities of the Trust to any Principal Shareholder for cash, except pursuant to any automatic dividend reinvestment plan; the sale, lease or exchange of all or any substantial part of the assets of the Trust to any Principal Shareholder, except assets having an aggregate fair market value of less than 2% of the total assets of the Trust, aggregating for the purpose of such computation all assets sold, leased or exchanged in any series of similar transactions within a twelve month period; or the sale, lease or exchange to the Trust or any subsidiary of the Trust, in exchange for securities of the Trust, of any assets of any Principal Shareholder, except assets having an aggregate fair market value of less than 2% of the total assets of the Trust, aggregating for purposes of such computation all assets sold, leased or exchanged in any series of similar transactions within a twelve-month period.

To convert the Trust to an open-end investment company, the Agreement and Declaration of Trust requires the favorable vote of a majority of the board of the trustees followed by the favorable vote of the holders of at least 75% of the outstanding shares of each affected class or series of shares of the Trust, voting separately as a class or series, unless such amendment has been approved by at least 80% of the trustees, in which case “a majority of the outstanding voting securities” (as defined in the Investment Company Act) of the Trust shall be required.  The foregoing vote would satisfy a separate requirement in the Investment Company Act that any conversion of the Trust to an open-end investment company be approved by the shareholders.  If approved in the foregoing manner, we anticipate conversion of the Trust to an open-end investment company might not occur until 90 days after the shareholders’ meeting at which such conversion was approved and would also require at least 10 days’ prior notice to all shareholders.  Conversion of the Trust to an open-end investment company would require the redemption of any outstanding preferred shares, which could eliminate or alter the leveraged capital structure of the Trust with respect to the common shares.  Following any such conversion, it is possible that certain of the Trust’s investment policies and strategies would have to be modified to assure sufficient portfolio liquidity.  In the event of conversion, the common shares would cease to be listed on the New York Stock Exchange or other national securities exchanges or market systems.  Shareholders of an open-end investment company may require the company to redeem their shares at any time, except in certain circumstances as authorized by or under the Investment Company Act, at their net asset value, less such redemption charge, if any, as might be in effect at the time of a redemption.  The Trust expects to pay all such redemption requests in cash, but reserves the right to pay redemption requests in a combination of cash and securities.  If such partial payment in securities were made, investors may incur brokerage costs in converting such securities to cash.  If the Trust were converted to an open-end fund, it is likely that new shares would be sold at net asset value plus a sales load.  The board of trustees believes, however, that the closed-end structure is desirable in light of the Trust’s investment objectives and policies.  Therefore, you should assume that it is not likely that the board of trustees would vote to convert the Trust to an open-end fund.

For the purposes of calculating “a majority of the outstanding voting securities” under the Agreement and Declaration of Trust, each class and series of the Trust shall vote together as a single class, except to the extent required by the Investment Company Act or the Agreement and Declaration of Trust, with respect to any class or series of shares. If a separate class vote is required, the applicable proportion of shares of the class or series, voting as a separate class or series, also will be required.

The Agreement and Declaration of Trust requires the termination of the Trust on December 31, 2017, although it permits the board of trustees of the Trust to terminate the Trust prior to this date in its sole discretion.  To terminate the Trust prior to December 31, 2017, the Agreement and Declaration of Trust requires the approval of 80% of the trustees.  The Trust’s termination date can be extended upon an amendment to the Agreement and Declaration of Trust approved by a majority of the trustees and a majority of the outstanding voting securities of the Trust.

The board of trustees has determined that provisions with respect to the board of trustees and the shareholder voting requirements described above, which voting requirements are greater than the minimum requirements under Delaware law or the Investment Company Act, are in the best interest of shareholders generally.  For a more complete explanation, see the full text of these provisions in the Trust’s Agreement and Declaration of Trust, which is on file with the Securities and Exchange Commission.

CLOSED-END FUND STRUCTURE

The Trust is a newly organized, diversified, closed-end management investment company (commonly referred to as a closed-end fund).  Closed-end funds differ from open-end funds (which are generally referred to as mutual funds) in that closed-end funds generally list their shares for trading on a stock exchange and do not redeem their shares at the request of the shareholder.  This means that if you wish to sell your shares of a closed-end fund you must trade them on the market like any other stock at the prevailing market price at that time.  In a mutual fund, if the shareholder wishes to sell shares of the fund, the mutual fund will redeem or buy back the shares at “net asset value.” Also, mutual funds generally offer new shares on a continuous basis to new investors, and closed-end funds generally do not.  The continuous inflows and outflows of assets in a mutual fund can make it difficult to manage a mutual fund’s investments.  By comparison, closed-end funds are generally able to stay more fully invested in securities that are consistent with their investment objectives, and also have greater flexibility to make certain types of investments, and to use certain investment strategies, such as financial leverage and investments in illiquid securities.

Shares of closed-end funds frequently trade at a discount to their net asset value.  Because of this possibility and the recognition that any such discount may not be in the interest of shareholders, the Trust’s board of trustees might consider from time to time engaging in open-market repurchases, tender offers for shares or other programs intended to reduce the discount.  We cannot guarantee or assure, however, that the Trust’s board of trustees will decide to engage in any of these actions.  Nor is there any guarantee or assurance that such actions, if undertaken, would result in the shares trading at a price equal or close to net asset value per share.  The board of trustees might also consider converting the Trust to an open-end mutual fund, which would also require a vote of the shareholders of the Trust.

REPURCHASE OF COMMON SHARES

The Trust is a closed-end management investment company and as such its shareholders will not have the right to cause the Trust to redeem their common shares.  Instead, the Trust’s common shares will trade in the open market at a price that will be a function of several factors, including dividend levels (which are in turn affected by expenses), net asset value, call protection, dividend stability, relative demand for and supply of such shares in the market, general market and economic conditions and other factors.  Because common shares of a closed-end investment company may frequently trade at prices lower than net asset value, the Trust’s board of trustees may consider action that might be taken to reduce or eliminate any material discount from net asset value in respect of common shares, which may include the repurchase of such shares in the open market or in private transactions, the making of a tender offer for such shares, or the conversion of the Trust to an open-end investment company.  The board of trustees may decide not to take any of these actions. In addition, there can be no assurance that common share repurchases or tender offers, if undertaken, will reduce market discount.

Notwithstanding the foregoing, at any time when the Trust’s preferred shares are outstanding, the Trust may not purchase, redeem or otherwise acquire any of its common shares unless (1) all accrued preferred shares dividends have been paid and (2) at the time of such purchase, redemption or acquisition, the net asset value of the Trust’s portfolio (determined after deducting the acquisition price of the common shares) is at least 200% of the liquidation value of the outstanding preferred shares (expected to equal the original purchase price per share plus any accrued and unpaid dividends thereon). Any service fees incurred in connection with any tender offer made by the Trust will be borne by the Trust and will not reduce the stated consideration to be paid to tendering shareholders.

Subject to its investment restrictions, the Trust may borrow to finance the repurchase of common shares or to make a tender offer.  Interest on any borrowings to finance share repurchase transactions or the accumulation of cash by the Trust in anticipation of share repurchases or tenders will reduce the Trust’s net income.  Any share repurchase, tender offer or borrowing that might be approved by the Trust’s board of trustees would have to comply with the Securities Exchange Act of 1934, as amended (the “Exchange Act”), the Investment Company Act and the rules and regulations thereunder.

There is no assurance that, if action is undertaken to repurchase or tender for common shares, such action will result in the common shares trading at a price which approximates their net asset value.  Although share repurchases and tenders could have a favorable effect on the market price of the Trust’s common shares, you should be aware that the acquisition of common shares by the Trust will decrease the total net assets of the Trust and, therefore, may have the effect of increasing the Trust’s expense ratio and decreasing the asset coverage with respect to any preferred shares outstanding.  Any share repurchases or tender offers will be made in accordance with requirements of the Exchange Act, the Investment Company Act and the principal stock exchange on which the common shares are traded.

TAX MATTERS

The following is a description of certain U.S. federal income tax consequences to a shareholder of acquiring, holding and disposing of common shares of the Trust.  The discussion reflects applicable tax laws of the United States as of the date of this prospectus, which tax laws may be changed or subject to new interpretations by the courts or the Internal Revenue Service (the “IRS”) retroactively or prospectively. No attempt is made to present a detailed explanation of all U.S. federal, state, local and foreign tax concerns affecting the Trust and its shareholders (including shareholders owning large positions in the Trust).  The discussion set forth herein does not constitute tax advice.  Shareholders are urged to consult their own tax advisors to determine the tax consequences to them of investing in the Trust.

The Trust intends to elect to be treated and to qualify each year for special tax treatment afforded a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  In order to qualify as a regulated investment company, the Trust must satisfy income, asset diversification and distribution requirements.  As long as it so qualifies, the Trust will not be subject to U.S. federal income tax to the extent that it distributes its investment company taxable income and net realized capital gains.  The Trust intends to distribute at least annually substantially all of such income.

Distributions paid to you by the Trust from its investment company taxable income (including the excess of net short-term capital gain over net long-term capital losses) are generally taxable to you as ordinary income to the extent of the Trust’s current and accumulated earnings and profits.  Certain distributions (if designated by the Trust) may, however, qualify (provided that holding period and other requirements are met by both the Trust and the shareholder) (i) for the dividends received deduction in the case of corporate shareholders to the extent that the Trust’s income consists of dividend income from U.S. corporations or (ii) in the case of individual shareholders (effective for taxable years beginning on or before December 31, 2010), as qualified dividend income eligible to be taxed at a maximum rate of generally 15% (5% for individuals in lower tax brackets) to the extent that the Trust receives qualified dividend income.  Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations.  The Trust does not expect that a significant portion of its ordinary income dividends will be treated as qualified dividend income, which is eligible for taxation at the rates applicable to long-term capital gains in the case of individual shareholders, or that a corporate shareholder will be able to claim a dividends received reduction with respect to any significant portion of Trust distributions.  Distributions made to you from an excess of net long-term capital gain over net short-term capital loss (“capital gain dividends”), including capital gain dividends credited to you but retained by the Trust, are taxable to you as long-term capital gain if they have been properly designated by the Trust, regardless of the length of time you have owned Trust shares.  The maximum tax rate on capital gain dividends received by individuals generally is 15% (5% for individuals in lower brackets) for such gain realized in taxable years beginning on or before December 31, 2010. If, for any calendar year, the Trust’s total distributions exceed both current earnings and profits and accumulated earnings and profits, the excess will generally be treated as a tax-free return of capital up to the amount of a shareholder’s tax basis in the common shares.  The amount treated as a tax-free return of capital will reduce a shareholder’s tax basis in the common shares, thereby increasing such shareholder’s potential gain or reducing his or her potential loss on the sale of the common shares.  Any amounts distributed to a shareholder in excess of his or her tax basis in the common shares will be taxable to the shareholder as capital gain (assuming the common shares are held as a capital asset).  Generally, on or before January 31st of each year, the Trust will provide you with a written notice designating the amount of any qualified dividend income, income eligible for the dividends received deduction and/or capital gain dividends and other distributions.

The sale or other disposition of shares of the Trust will generally result in capital gain or loss to you (assuming the shares were held as a capital asset), and will be long-term capital gain or loss if the shares have been held for more than one year at the time of sale.  Any loss upon the sale or exchange of Trust shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain dividends received (including amounts credited as an undistributed capital gain dividend) by you.  Any loss realized on a sale or exchange of shares of the Trust will be disallowed if other substantially identical shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed of. In such case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Present law taxes both long-term and short-term capital gain of corporations at the rates applicable to ordinary income.  For non-corporate taxpayers, short-term capital gain will currently be taxed at a maximum U.S. federal income tax rate of 35% applicable to ordinary income while long-term capital gain generally will be taxed at a current maximum U.S. federal income tax rate of 15%.

The IRS currently requires that a regulated investment company that has two or more classes of stock allocate to each such class proportionate amounts of each type of its income (such as ordinary income, capital gains, dividends qualifying for the dividends received deduction and qualified dividend income) based upon the percentage of total dividends paid out of earnings or profits to each class for the tax year.  Accordingly, the Trust intends each year to allocate capital gain dividends, dividends qualifying for the dividends received deduction and dividends derived from qualified dividend income, if any, between its common shares and preferred shares in proportion to the total dividends paid out of earnings or profits to each class with respect to such tax year.

Dividends and other taxable distributions are taxable to you even though they are reinvested in additional shares of the Trust.  If the Trust pays you a dividend in January that was declared in the previous October, November or December to shareholders of record on a specified date in one of such months, then such dividend will be treated for tax purposes as being paid by the Trust and received by you on December 31 of the year in which the dividend was declared.

The Trust is required in certain circumstances to withhold, for U.S. federal backup withholding purposes, on taxable dividends and certain other payments paid to non-corporate holders of the Trust’s shares who do not furnish the Trust with their correct taxpayer identification number (in the case of individuals, their social security number) and certain certifications, or who are otherwise subject to backup withholding. Backup withholding is not an additional tax.  Any amounts withheld from payments made to you may be refunded or credited against your U.S. federal income tax liability, if any, provided that the required information is furnished to the IRS.

The foregoing is a general and abbreviated summary of the provisions of the Code and the Treasury regulations in effect as they directly govern the taxation of the Trust and its shareholders.  These provisions are subject to change by legislative and administrative action, and any such change may be retroactive.  A more complete discussion of the tax rules applicable to the Trust and its shareholders can be found in the Statement of Additional Information that is incorporated by reference into this prospectus.  Shareholders are urged to consult their tax advisors regarding specific questions as to U.S. federal, foreign, state, local income or other taxes.

UNDERWRITING

                       are acting as the representatives of the underwriters named below.  Subject to the terms and conditions stated in the underwriting agreement dated the date of this prospectus, each underwriter named below has agreed to purchase, and the Trust has agreed to sell to that underwriter, the number of common shares set forth opposite the underwriter’s name.

Underwriters	Number of Common Shares

Total

The underwriting agreement provides that the obligations of the underwriters to purchase the common shares included in this offering are subject to approval of legal matters by counsel and to other conditions.  The underwriters are obligated to purchase all the common shares (other than those covered by the overallotment option described below) if they purchase any of the common shares.

                The underwriters propose to offer some of the common shares directly to the public at the public offering price set forth on the cover page of this prospectus and some of the common shares to dealers at the public offering price less a concession not to exceed $            per share.  The sales load the Trust will pay of $    per share is equal to    % of the initial offering price. The underwriters may allow, and dealers may reallow, a concession not to exceed $            per share on sales to other dealers.  If all of the common shares are not sold at the initial offering price, the representatives may change the public offering price and other selling terms. Investors must pay for any common shares purchased on or before                        , 2007.  The representatives have advised the Trust that the underwriters do not intend to confirm any sales to any accounts over which they exercise discretionary authority.  The representatives have advised us that the underwriters do not intend to confirm sales to discretionary accounts.

BlackRock Advisors (and not the Trust) has agreed to pay from its own assets to                   a structuring fee for advice relating to the structure, design and organization of the Trust as well as services related to the sale and distribution of the Trust’s common shares in the amount of $            .  The structuring fee paid to                         will not exceed            % of the total public offering price of the common shares sold

BlackRock Advisors (and not the Trust) may also pay certain qualifying underwriters a marketing and structuring fee, a sales incentive fee or additional compensation in connection with the offering.

BlackRock Advisors (and not the Trust) has agreed to pay a commission to certain wholesalers of its broker-dealer affiliate, BlackRock Investments, Inc., that participate in the marketing of the Trust’s common shares, which commissions will not exceed            % of the total public offering price of the common shares sold in this offering.  The Trust may reimburse BlackRock Advisors for all or a portion of its expenses incurred in connection with this offering (other than those described in the preceding sentence), to the extent that the other offering expenses of the Trust do not equal or exceed the $       per common share the Trust has agreed to pay for the offering expenses of the Trust.

The total amount of the underwriter compensation payments described above will not exceed            % of the total public offering price of the shares offered hereby.  The sum total of all compensation to the underwriters in connection with this public offering of common shares, including sales load and all forms of additional compensation or structuring or sales incentive fee payments to the underwriters and other expenses, will be limited to not more than     % of the total public offering price of the common shares sold in this offering.

The Trust has granted to the underwriters an option, exercisable for 45 days from the date of this prospectus, to purchase up to            additional common shares at the public offering price less the sales load.  The underwriters may exercise the option solely for the purpose of covering overallotments, if any, in connection with this offering.  To the extent such option is exercised, each underwriter must purchase a number of additional common shares approximately proportionate to that underwriter’s initial purchase commitment.

The Trust and the Advisors have agreed that, for a period of 180 days from the date of this prospectus, they will not, without the prior written consent of                   , on behalf of the underwriters, dispose of or hedge any common shares or any securities convertible into or exchangeable for common shares, provided, however, that the Trust may issue and sell common shares pursuant to the Trust’s Dividend Reinvestment Plan.                , in its sole discretion, may release any of the securities subject to these agreements at any time without notice.

Prior to the offering, there has been no public market for the common shares.  Consequently, the initial public offering price for the common shares was determined by negotiation among the Trust, BlackRock Advisors and the representatives.  There can be no assurance, however, that the price at which the common shares will sell in the public market after this offering will not be lower than the price at which they are sold by the underwriters or that an active trading market in the common shares will develop and continue after this offering.  The common shares have been authorized for listing on the New York Stock Exchange under the symbol “    ,” subject to official notice of issuance.  The underwriters have undertaken to sell common shares to a minimum of 400 beneficial owners in lots of 100 or more shares to meet the New York Stock Exchange distribution requirements for trading.

The following table shows the sales load that the Trust will pay to the underwriters in connection with this offering. These amounts are shown assuming both no exercise and full exercise of the underwriters’ option to purchase additional common shares.

Paid by the Trust
	No exercise	Full exercise
Per common share	$	$
Total	$	$

The Trust and the Advisors have agreed to indemnify the underwriters against certain liabilities, including liabilities under the Securities Act of 1933, as amended, or to contribute to payments the underwriters may be required to make because of any of those liabilities.

Certain underwriters may make a market in the common shares after trading in the common shares has commenced on the New York Stock Exchange. No underwriter is, however, obligated to conduct market-making activities and any such activities may be discontinued at any time without notice, at the sole discretion of the underwriter. No assurance can be given as to the liquidity of, or the trading market for, the common shares as a result of any market-making activities undertaken by any underwriter. This prospectus is to be used by any underwriter in connection with the offering and, during the period in which a prospectus must be delivered, with offers and sales of the common shares in market-making transactions in the over-the-counter market at negotiated prices related to prevailing market prices at the time of the sale.

In connection with the offering,                   , on behalf of itself and the other underwriters, may purchase and sell common shares in the open market. These transactions may include short sales, syndicate covering transactions and stabilizing transactions. Short sales involve syndicate sales of common shares in excess of the number of common shares to be purchased by the underwriters in the offering, which creates a syndicate short position. “Covered” short sales are sales of common shares made in an amount up to the number of common shares represented by the underwriters’ overallotment option. In determining the source of common shares to close out the covered syndicate short position, the underwriters will consider, among other things, the price of common shares available for purchase in the open market as compared to the price at which they may purchase common shares through the overallotment option. Transactions to close out the covered syndicate short position involve either purchases of common shares in the open market after the distribution has been completed or the exercise of the overallotment option. The underwriters may also make “naked” short sales of common shares in excess of the overallotment option. The underwriters must close out any naked short position by purchasing common shares in the open market. A naked short position is more likely to be created if the underwriters are concerned that there may be downward pressure on the price of common shares in the open market after pricing that could adversely affect investors who purchase in the offering. Stabilizing transactions consist of bids for or purchases of common shares in the open market while the offering is in progress.

The underwriters may impose a penalty bid. Penalty bids permit the underwriting syndicate to reclaim selling concessions allowed to an underwriter or a dealer for distributing common shares in this offering if the syndicate repurchases common shares to cover syndicate short positions or to stabilize the purchase price of the common shares.

Any of these activities may have the effect of preventing or retarding a decline in the market price of common shares. They may also cause the price of common shares to be higher than the price that would otherwise exist in the open market in the absence of these transactions. The underwriters may conduct these transactions on the New York Stock Exchange or in the over-the-counter market, or otherwise. If the underwriters commence any of these transactions, they may discontinue them at any time.

A prospectus in electronic format may be made available on the websites maintained by one or more of the underwriters. Other than the prospectus in electronic format, the information on any such underwriter’s website is not part of this prospectus. The representatives may agree to allocate a number of common shares to underwriters for sale to their online brokerage account holders. The representatives will allocate common shares to underwriters that may make Internet distributions on the same basis as other allocations. In addition, common shares may be sold by the underwriters to securities dealers who resell common shares to online brokerage account holders.

Prior to the initial public offering of common shares, an affiliate of the Advisor purchased common shares from the Trust in an amount satisfying the net worth requirements of Section 14(a) of the Investment Company Act.

The Trust anticipates that, from time to time, certain underwriters may act as brokers or dealers in connection with the execution of the Trust’s portfolio transactions after they have ceased to be underwriters and, subject to certain restrictions, may act as brokers while they are underwriters.

Certain underwriters may, from time to time, engage in transactions with or perform services for the Advisor and its affiliates in the ordinary course of business.

The principal business address of                    is                   .

CUSTODIAN AND TRANSFER AGENT

                The custodian of the assets of the Trust will be State Street Bank and Trust Company.  The custodian will perform custodial, fund accounting and portfolio accounting services.  Computershare Trust Company, N.A. will serve as the Trust’s transfer agent with respect to the common shares.

LEGAL OPINIONS

Certain legal matters in connection with the common shares will be passed upon for the Trust by Skadden, Arps, Slate, Meagher & Flom LLP, New York, New York, and for the underwriters by                 .                   may rely as to certain matters of Delaware law on the opinion of Skadden, Arps, Slate, Meagher & Flom LLP.

PRIVACY PRINCIPLES OF THE TRUST

The Trust is committed to maintaining the privacy of its shareholders and to safeguarding their non-public personal information.  The following information is provided to help you understand what personal information the Trust collects, how the Trust protects that information and why, in certain cases, the Trust may share such information with select parties.

The Trust obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information the Trust receives from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with the Trust, its affiliates or others; (iii) information the Trust receives from a consumer reporting agency; and (iv) from visits to the Trust’s or its affiliates’ websites.

The Trust does not sell or disclose to non-affiliated third parties any non-public personal information about its shareholders, except as permitted by law or as is necessary to respond to regulatory requests or to service shareholder accounts.  These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

The Trust may share information with its affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you.  In addition, the Trust restricts access to non-public personal information about its shareholders to those BlackRock employees with a legitimate business need for the information.  The Trust maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its shareholders, including procedures relating to the proper storage and disposal of such information.

If you are located in a jurisdiction where specific laws, rules or regulations require the Trust to provide you with additional or different privacy-related rights beyond what is set forth above, then the Trust will comply with those specific laws, rules or regulations.

TABLE OF CONTENTS FOR THE

STATEMENT OF ADDITIONAL INFORMATION

USE OF PROCEEDS	2
INVESTMENT RESTRICTIONS	2
INVESTMENT POLICIES AND TECHNIQUES	4
MANAGEMENT OF THE TRUST	18
PORTFOLIO TRANSACTIONS AND BROKERAGE	26
DESCRIPTION OF SHARES	28
REPURCHASE OF COMMON SHARES	28
TAX MATTERS	29
EXPERTS	34
ADDITIONAL INFORMATION	34

                                    Shares

BLACKROCK

BlackRock Defined Opportunity Credit Trust

Common Shares

$15.00 per Share

___________________________

P R O S P E C T U S
__________________________

                                       , 2007

The information in this preliminary Statement of Additional Information is not complete and may be changed. We may not sell these securities until the Registration Statement filed with the Securities and Exchange Commission is effective. This preliminary Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

SUBJECT TO COMPLETION, DATED NOVEMBER 2, 2007

STATEMENT OF ADDITIONAL INFORMATION

BlackRock Defined Opportunity Credit Trust (the “Trust”) is a newly organized, diversified, closed-end management investment company with no operating history.  This Statement of Additional Information relating to common shares does not constitute a prospectus, but should be read in conjunction with the prospectus relating thereto dated,               2007.  This Statement of Additional Information, which is not a prospectus, does not include all information that a prospective investor should consider before purchasing common shares, and investors should obtain and read the prospectus prior to purchasing such shares.  A copy of the prospectus may be obtained without charge by calling (888) 825-2257.  You may also obtain a copy of the prospectus on the Securities and Exchange Commission’s website (http://www.sec.gov).  Capitalized terms used but not defined in this Statement of Additional Information have the meanings ascribed to them in the prospectus.

TABLE OF CONTENTS

USE OF PROCEEDS	2
INVESTMENT RESTRICTIONS	2
INVESTMENT POLICIES AND TECHNIQUES	4
MANAGEMENT OF THE TRUST	18
PORTFOLIO TRANSACTIONS AND BROKERAGE	26
DESCRIPTION OF SHARES	28
REPURCHASE OF COMMON SHARES	28
TAX MATTERS	29
EXPERTS	34
ADDITIONAL INFORMATION	34
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	F-1
FINANCIAL STATEMENTS	F-2
APPENDIX A—RATING OF INVESTMENTS	A-1
APPENDIX B—GENERAL CHARACTERISTICS AND RISKS OF STRATEGIC TRANSACTIONS	B-1
APPENDIX C—PROXY VOTING PROCEDURES	C-1

This Statement of Additional Information is dated                , 2007.

USE OF PROCEEDS

Pending investment in securities that meet the Trust’s investment objectives and policies, the net proceeds of this offering will be invested in short-term debt securities of the type described below under “Investment Policies and Techniques—Cash Equivalents and Short-Term Debt Securities.”  We currently anticipate that the Trust will be able to invest primarily in securities that meet the Trust’s investment objectives and policies within approximately three months after the completion of this offering.

INVESTMENT RESTRICTIONS

Except as described below, the Trust, as a fundamental policy, may not, without the approval of the holders of majority of the outstanding common shares and any preferred shares, if any, voting together as a single class, and of the holders of a majority of the outstanding preferred shares, if any, voting as a separate class:

(1)            with respect to 75% of its total assets, invest more than 5% of the value of its total assets in the securities of any single issuer or purchase more than 10% of the outstanding voting securities of any one issuer;

(2)            invest 25% or more of the value of its total assets in any one industry, provided that securities issued or guaranteed by the U.S. Government and non-U.S. governments or their agencies or instrumentalities will not be considered to represent an industry;

(3)            issue senior securities or borrow money other than as permitted by the Investment Company Act or pledge its assets other than to secure such issuances or in connection with hedging transactions, short sales, securities lending, when issued and forward commitment transactions and similar investment strategies;

(4)            make loans of money or property to any person, except through loans of portfolio securities, the purchase of credit securities (including Senior Loans and Second Lien Loans) or the entry into repurchase agreements;

(5)            underwrite the securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities or the sale of its own securities, the Trust may be deemed to be an underwriter;

(6)            purchase or sell real estate, except that the Trust may invest in securities of companies that deal in real estate or are engaged in the real estate business, including real estate investment trusts (“REITs”) and real estate operating companies, and instruments secured by real estate or interests therein, and the Trust may acquire, hold and sell real estate acquired through default, liquidation, or other distributions of an interest in real estate as a result of the Trust’s ownership of such other assets; or

(7)            purchase or sell commodities or commodity contracts for any purposes except as, and to the extent, permitted by applicable law without the Trust becoming subject to registration with the Commodity Futures Trading Commission (the “CFTC”) as a commodity pool.

When used with respect to particular shares of the Trust, “majority of the outstanding” means (i) 67% or more of the shares present at a meeting of shareholders, if the holders of more than 50% of the shares are present or represented by proxy, or (ii) more than 50% of the shares, whichever is less.  Except for the fundamental policies disclosed above, all other policies of the Trust disclosed herein and in the Trust’s prospectus are non-fundamental policies which may be changed by the board of trustees of the Trust without shareholder approval.

The Trust is also subject to the following non-fundamental restrictions and policies, which may be changed by the board of trustees. The Trust may not:

(1)           make any short sale of securities except in conformity with applicable laws, rules and regulations and unless after giving effect to such sale, the market value of all securities sold short does not exceed 25% of the value of the Trust's total assets and the Trust's aggregate short sales of a particular class of securities of an issuer does not exceed 25% of the then outstanding securities of that class. The Trust may also make short sales "against the box" without respect to such limitations. In this type of short sale, at the time of the sale, the Trust owns or has the immediate and unconditional right to acquire at no additional cost the identical security;

(2)           purchase securities of open-end or closed-end investment companies except in compliance with the Investment Company Act or any rules promulgated or exemptive relief obtained thereunder. As a shareholder in any investment company, the Trust may bear its ratable share of that investment company's expenses, and may remain subject to payment of the Trust's advisory fees and other expenses with respect to assets so invested. Holders of common shares would therefore be subject to duplicative expenses to the extent the Trust invests in other investment companies. In addition, the securities of other investment companies may be leveraged and will therefore be subject to the risks of leverage. The net asset value and market value of leveraged shares will be more volatile and the yield to shareholders will tend to fluctuate more than the yield generated by unleveraged shares; or

(3)           under normal market conditions, invest less than 80% of its Managed Assets in any combination of the following credit securities: (i) senior secured floating rate and fixed rate loans; (ii) second lien or other subordinated or unsecured floating rate and fixed rate loans or debt; (iii) credit securities that are rated below investment grade by a nationally recognized credit rating organization or unrated credit securities that are deemed to be of comparable quality, which securities are commonly known as “junk bonds” and are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal and which may include distressed and defaulted securities; and (iv) investment grade corporate bonds.  (The Trust will provide shareholders with notice at least 60 days prior to changing this non-fundamental policy of the Trust unless such change was previously approved by shareholders.)

In addition, to comply with U.S. federal income tax requirements for qualification as a regulated investment company, the Trust’s investments will be limited in a manner such that at the close of each quarter of each taxable year, (a) no more than 25% of the value of the Trust’s total assets are invested (i) in the securities (other than U.S. Government securities or securities of other regulated investment companies) of a single issuer or two or more issuers controlled (by owning 20% or more of their voting power) by the Trust and determined to be engaged in the same, similar or related trades or businesses or (ii) in the securities of one or more “qualified publicly traded partnerships” (as defined under Section 851(h) of the Internal Revenue Code of 1986, as amended (the “Code”)) and (b) with regard to at least 50% of the value of the Trust’s total assets, no more than 5% of the value of its total assets are invested in the securities (other than U.S. Government securities or securities of other regulated investment companies) of a single issuer and no investment represents more than 10% of the outstanding voting securities of such issuer. These tax-related limitations may be changed by the trustees to the extent appropriate in light of changes to applicable tax requirements.

The percentage limitations applicable to the Trust’s portfolio described in the prospectus and this Statement of Additional Information apply only at the time of investment and the Trust will not be required to sell securities due to subsequent changes in the value of securities it owns.

INVESTMENT POLICIES AND TECHNIQUES

The following information supplements the discussion of the Trust’s investment policies and techniques in the prospectus.

Senior Loans

A Senior Loan is typically originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”).  The Agent typically administers and enforces the Senior Loan on behalf of the other Loan Investors in the syndicate.  In addition, an institution, typically but not always the Agent, holds any collateral on behalf of the Loan Investors.

Senior Loans primarily include senior floating rate loans to corporations and secondarily institutionally traded senior floating rate debt obligations issued by an asset-backed pool, and interests therein.  Loan interests primarily take the form of assignments purchased in the primary or secondary market.  Loan interests may also take the form of participation interests in a Senior Loan.  Such loan interests may be acquired from U.S. or foreign commercial banks, insurance companies, finance companies or other financial institutions who have made loans or are Loan Investors or from other investors in loan interests.

The Trust may purchase “Assignments” from the Agent or other Loan Investors.  The purchaser of an Assignment typically succeeds to all the rights and obligations under the Loan Agreement (as defined herein) of the assigning Loan Investor and becomes a Loan Investor under the Loan Agreement with the same rights and obligations as the assigning Loan Investor.  Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Loan Investor.

The Trust also may invest in “Participations.”  Participations by the Trust in a Loan Investor’s portion of a Senior Loan typically will result in the Trust having a contractual relationship only with such Loan Investor, not with the Borrower.  As a result, the Trust may have the right to receive payments of principal, interest and any fees to which it is entitled only from the Loan Investor selling the Participation and only upon receipt by such Loan Investor of such payments from the Borrower.  In connection with purchasing Participations, the Trust generally will have no right to enforce compliance by the Borrower with the terms of the loan agreement, nor any rights with respect to any funds acquired by other Loan Investors through set-off against the Borrower and the Trust may not directly benefit from the collateral supporting the Senior Loan in which it has purchased the Participation.  As a result, the Trust may assume the credit risk of both the Borrower and the Loan Investor selling the Participation.  In the event of the insolvency of the Loan Investor selling a Participation, the Trust may be treated as a general creditor of such Loan Investor.  The selling Loan Investors and other persons interpositioned between such Loan Investors and the Trust with respect to such Participations will likely conduct their principal business activities in the banking, finance and financial services industries.  Persons engaged in such industries may be more susceptible to, among other things, fluctuations in interest rates, changes in the Federal Open Market Committee’s monetary policy, governmental regulations concerning such industries and concerning capital raising activities generally and fluctuations in the financial markets generally.

The Trust will only acquire Participations if the Loan Investor selling the Participation, and any other persons interpositioned between the Trust and the Loan Investor, at the time of investment has outstanding debt or deposit obligations rated investment grade (Baa or higher by Moody’s or BBB or higher by S&P or comparably rated by another nationally recognized rating agency) or determined by the Advisors to be of comparable quality.  The effect of industry characteristics and market compositions may be more pronounced.  Indebtedness of companies whose creditworthiness is poor involves substantially greater risks, and may be highly speculative.  Some companies may never pay off their indebtedness, or may pay only a small fraction of the amount owed.  Consequently, when investing in indebtedness of companies with poor credit, the Trust bears a substantial risk of losing the entire amount invested.

In order to borrow money pursuant to a Senior Loan, a Borrower will frequently, for the term of the Senior Loan, pledge collateral, including but not limited to, (i) working capital assets, such as accounts receivable and inventory; (ii) tangible fixed assets, such as real property, buildings and equipment; (iii) intangible assets, such as trademarks and patent rights (but excluding goodwill); and (iv) security interests in shares of stock of subsidiaries or affiliates.  In the case of Senior Loans made to non-public companies, the company’s shareholders or owners may provide collateral in the form of secured guarantees and/or security interests in assets that they own.  In many instances, a Senior Loan may be secured only by stock in the Borrower or its subsidiaries.  Collateral may consist of assets that may not be readily liquidated, and there is no assurance that the liquidation of such assets would satisfy fully a Borrower’s obligations under a Senior Loan.

In the process of buying, selling and holding Senior Loans, the Trust may receive and/or pay certain fees.  These fees are in addition to interest payments received and may include facility fees, commitment fees, amendment fees, commissions and prepayment penalty fees.  When the Trust buys a Senior Loan it may receive a facility fee and when it sells a Senior Loan it may pay a facility fee.  On an ongoing basis, the Trust may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a Senior Loan.  In certain circumstances, the Trust may receive a prepayment penalty fee upon the prepayment of a Senior Loan by a Borrower.  Other fees received by the Trust may include covenant waiver fees and covenant modification fees.

A Borrower must comply with various restrictive covenants contained in a loan agreement or note purchase agreement between the Borrower and the holders of the Senior Loan (the “Loan Agreement”).  Such covenants, in addition to requiring the scheduled payment of interest and principal, may include restrictions on dividend payments and other distributions to stockholders, provisions requiring the Borrower to maintain specific minimum financial ratios, and limits on total debt.  In addition, the Loan Agreement may contain a covenant requiring the Borrower to prepay the Loan with any free cash flow.  Free cash flow is generally defined as net cash flow after scheduled debt service payments and permitted capital expenditures, and includes the proceeds from asset dispositions or sales of securities.  A breach of a covenant which is not waived by the Agent, or by the Loan Investors directly, as the case may be, is normally an event of acceleration; i.e., the Agent, or the Loan Investors directly, as the case may be, has the right to call the outstanding Senior Loan.  The typical practice of an Agent or a Loan Investor in relying exclusively or primarily on reports from the Borrower to monitor the Borrower’s compliance with covenants may involve a risk of fraud by the Borrower.  In the case of a Senior Loan in the form of a Participation, the agreement between the buyer and seller may limit the rights of the holder to vote on certain changes which may be made to the Loan Agreement, such as waiving a breach of a covenant.  However, the holder of the Participation will, in almost all cases, have the right to vote on certain fundamental issues such as changes in principal amount, payment dates and interest rate.

In a typical Senior Loan the Agent administers the terms of the Loan Agreement.  In such cases, the Agent is normally responsible for the collection of principal and interest payments from the Borrower and the apportionment of these payments to the credit of all institutions which are parties to the Loan Agreement.  The Trust will generally rely upon the Agent or an intermediate participant to receive and forward to the Trust its portion of the principal and interest payments on the Senior Loan.  Furthermore, unless under the terms of a Participation Agreement the Trust has direct recourse against the Borrower, the Trust will rely on the Agent and the other Loan Investors to use appropriate credit remedies against the Borrower.  The Agent is typically responsible for monitoring compliance with covenants contained in the Loan Agreement based upon reports prepared by the Borrower.  The seller of the Senior Loan usually does, but is often not obligated to, notify holders of Senior Loans of any failures of compliance.  The Agent may monitor the value of the collateral and, if the value of the collateral declines, may accelerate the Senior Loan, may give the Borrower an opportunity to provide additional collateral or may seek other protection for the benefit of the participants in the Senior Loan.  The Agent is compensated by the Borrower for providing these services under a Loan Agreement, and such compensation may include special fees paid upon structuring and funding the Senior Loan and other fees paid on a continuing basis.  With respect to Senior Loans for which the Agent does not perform such administrative and enforcement functions, the Trust will perform such tasks on its own behalf, although a collateral bank will typically hold any collateral on behalf of the Trust and the other Loan Investors pursuant to the applicable Loan Agreement.

A financial institution’s appointment as Agent may usually be terminated in the event that it fails to observe the requisite standard of care or becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership, or, if not FDIC insured, enters into bankruptcy proceedings.  A successor Agent would generally be appointed to replace the terminated Agent, and assets held by the Agent under the Loan Agreement should remain available to holders of Senior Loans.  However, if assets held by the Agent for the benefit of the Trust were determined to be subject to the claims of the Agent’s general creditors, the Trust might incur certain costs and delays in realizing payment on a Senior Loan, or suffer a loss of principal and/or interest.  In situations involving intermediate participants, similar risks may arise.

Senior Loans will usually require, in addition to scheduled payments of interest and principal, the prepayment of the Senior Loan from free cash flow, as defined above.  The degree to which Borrowers prepay Senior Loans, whether as a contractual requirement or at their election, may be affected by general business conditions, the financial condition of the Borrower and competitive conditions among Loan Investors, among others.  As such, prepayments cannot be predicted with accuracy.  Upon a prepayment, either in part or in full, the actual outstanding debt on which the Trust derives interest income will be reduced.  However, the Trust may receive both a prepayment penalty fee from the prepaying Borrower and a facility fee upon the purchase of a new Senior Loan with the proceeds from the prepayment of the former.  Prepayments generally will not materially affect the Trust’s performance because the Trust typically is able to reinvest prepayments in other Senior Loans that have similar yields and because receipt of such fees may mitigate any adverse impact on the Trust’s yield.

From time to time BlackRock and its affiliates may borrow money from various banks in connection with their business activities.  Such banks may also sell interests in Senior Loans to or acquire them from the Trust or may be intermediate participants with respect to Senior Loans in which the Trust owns interests.  Such banks may also act as Agents for Senior Loans held by the Trust.

The Trust may acquire interests in Senior Loans which are designed to provide temporary or “bridge” financing to a Borrower pending the sale of identified assets or the arrangement of longer-term loans or the issuance and sale of debt obligations.  The Trust may also invest in Senior Loans of Borrowers that have obtained bridge loans from other parties.  A Borrower’s use of bridge loans involves a risk that the Borrower may be unable to locate permanent financing to replace the bridge loan, which may impair the Borrower’s perceived creditworthiness.

The Trust will be subject to the risk that collateral securing a loan will decline in value or have no value.  Such a decline, whether as a result of bankruptcy proceedings or otherwise, could cause the Senior Loan to be undercollateralized or unsecured.  In most credit agreements there is no formal requirement to pledge additional collateral.  In addition, the Trust may invest in Senior Loans guaranteed by, or secured by assets of, shareholders or owners, even if the Senior Loans are not otherwise collateralized by assets of the Borrower; provided, however, that such guarantees are fully secured.  There may be temporary periods when the principal asset held by a Borrower is the stock of a related company, which may not legally be pledged to secure a Senior Loan.  On occasions when such stock cannot be pledged, the Senior Loan will be temporarily unsecured until the stock can be pledged or is exchanged for or replaced by other assets, which will be pledged as security for the Senior Loan.  However, the Borrower’s ability to dispose of such securities, other than in connection with such pledge or replacement, will be strictly limited for the protection of the holders of Senior Loans and, indirectly, Senior Loans themselves.

If a Borrower becomes involved in bankruptcy proceedings, a court may invalidate the Trust’s security interest in the loan collateral or subordinate the Trust’s rights under the Senior Loan to the interests of the Borrower’s unsecured creditors or cause interest previously paid to be refunded to the Borrower.  If a court required interest to be refunded, it could negatively affect the Trust’s performance.  Such action by a court could be based, for example, on a “fraudulent conveyance” claim to the effect that the Borrower did not receive fair consideration for granting the security interest in the loan collateral to the Trust.  For Senior Loans made in connection with a highly leveraged transaction, consideration for granting a security interest may be deemed inadequate if the proceeds of the Loan were not received or retained by the Borrower, but were instead paid to other persons (such as shareholders of the Borrower) in an amount which left the Borrower insolvent or without sufficient working capital.  There are also other events, such as the failure to perfect a security interest due to faulty documentation or faulty official filings, which could lead to the invalidation of the Trust’s security interest in loan collateral.  If the Trust’s security interest in loan collateral is invalidated or the Senior Loan is subordinated to other debt of a Borrower in bankruptcy or other proceedings, the Trust would have substantially lower recovery, and perhaps no recovery on the full amount of the principal and interest due on the Loan.

The Trust may acquire warrants and other equity securities as part of a unit combining a Senior Loan and equity securities of a Borrower or its affiliates.  The acquisition of such equity securities will only be incidental to the Trust’s purchase of a Senior Loan.  The Trust may also acquire equity securities or credit securities (including non-dollar denominated equity or credit securities) issued in exchange for a Senior Loan or issued in connection with the debt restructuring or reorganization of a Borrower, or if such acquisition, in the judgment of the Advisors, may enhance the value of a Senior Loan or would otherwise be consistent with the Trust’s investment policies.

Mortgage-Related and Asset-Backed Securities

Commercial Mortgage-Backed Securities.  Commercial mortgage-backed securities (“CMBS”) generally are multi-class debt or pass-through certificates secured or backed by mortgage loans on commercial properties.  CMBS generally are structured to provide protection to the senior class investors against potential losses on the underlying mortgage loans.  This protection generally is provided by having the holders of subordinated classes of securities (“Subordinated CMBS”) take the first loss if there are defaults on the underlying commercial mortgage loans.  Other protection, which may benefit all of the classes or particular classes, may include issuer guarantees, reserve funds, additional Subordinated CMBS, cross-collateralization and over-collateralization.

The Trust may invest in Subordinated CMBS issued or sponsored by commercial banks, savings and loan institutions, mortgage bankers, private mortgage insurance companies and other non-governmental issuers.  Subordinated CMBS have no governmental guarantee, and are subordinated in some manner as to the payment of principal and/or interest to the holders of more senior mortgage-related securities arising out of the same pool of mortgages.  The holders of Subordinated CMBS typically are compensated with a higher stated yield than are the holders of more senior mortgage-related securities.  On the other hand, Subordinated CMBS typically subject the holder to greater risk than senior CMBS and tend to be rated in a lower rating category, and frequently a substantially lower rating category, than the senior CMBS issued in respect of the same mortgage pool.  Subordinated CMBS generally are likely to be more sensitive to changes in prepayment and interest rates and the market for such securities may be less liquid than is the case for traditional fixed income securities and senior mortgage-related securities.

The market for CMBS developed more recently and in terms of total outstanding principal amount of issues is relatively small compared to the market for residential single-family mortgage-related securities.  In addition, commercial lending generally is viewed as exposing the lender to a greater risk of loss than one-to-four family residential lending.  Commercial lending, for example, typically involves larger loans to single borrowers or groups of related borrowers than residential one-to-four family mortgage loans.  In addition, the repayment of loans secured by income producing properties typically is dependent upon the successful operation of the related real estate project and the cash flow generated therefrom.  Consequently, adverse changes in economic conditions and circumstances are more likely to have an adverse impact on mortgage-related securities secured by loans on commercial properties than on those secured by loans on residential properties.

Government Agency Securities. Mortgage-related securities issued by the Government National Mortgage Association (“GNMA”) include GNMA Mortgage Pass-Through Certificates (also known as “Ginnie Maes”) which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States.  GNMA is a wholly owned U.S. Government corporation within the Department of Housing and Urban Development.  GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee.

Government-Related Securities. Mortgage-related securities issued by the Federal National Mortgage Association (“FNMA”) include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as “Fannie Maes”) which are solely the obligations of FNMA and are not backed by or entitled to the full faith and credit of the United States.  FNMA is a government-sponsored organization owned entirely by private shareholders.  Fannie Maes are guaranteed as to timely payment of principal and interest by FNMA.  Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation (“FHLMC”) include FHLMC Mortgage Participation Certificates (also known as “Freddie Macs” or “PCs”).  FHLMC is a corporate instrumentality of the United States created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks.  Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Bank and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank.  Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by FHLMC.  FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans.  When FHLMC does not guarantee timely payment of principal,

FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

Private Entity Securities. These mortgage-related securities are issued by commercial banks, savings and loan institutions, mortgage bankers, private mortgage insurance companies and other non-governmental issuers.  Timely payment of principal and interest on mortgage-related securities backed by pools created by non-governmental issuers often is supported partially by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance.  The insurance and guarantees are issued by government entities, private insurers and the mortgage poolers.  There can be no assurance that the private insurers or mortgage poolers can meet their obligations under the policies, so that if the issuers default on their obligations the holders of the security could sustain a loss.  No insurance or guarantee covers the Trust or the price of the Trust’s shares.  Mortgage-related securities issued by non-governmental issuers generally offer a higher rate of interest than government-agency and government-related securities because there are no direct or indirect government guarantees of payment.

Collateralized Mortgage Obligations.  A collateralized mortgage obligation (“CMO”) is a multi-class bond backed by a pool of mortgage pass-through certificates or mortgage loans.  CMOs may be collateralized by (a) Ginnie Mae, Fannie Mae, or Freddie Mac pass-through certificates, (b) unsecuritized mortgage loans insured by the Federal Housing Administration or guaranteed by the Department of Veterans’ Affairs, (c) unsecuritized conventional mortgages, (d) other mortgage-related securities or (e) any combination thereof.  Each class of CMOs, often referred to as a “tranche,” is issued at a specific coupon rate and has a stated maturity or final distribution date.  Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than the stated maturities or final distribution dates.  The principal and interest on the underlying mortgages may be allocated among the several classes of a series of a CMO in many ways.  One or more tranches of a CMO may have coupon rates which reset periodically at a specified increment over an index, such as the London Interbank Offered Rate (“LIBOR”) (or sometimes more than one index).  These floating rate CMOs typically are issued with lifetime caps on the coupon rate thereon.  The Trust also may invest in inverse floating rate CMOs.  Inverse floating rate CMOs constitute a tranche of a CMO with a coupon rate that moves in the reverse direction to an applicable index such as LIBOR.  Accordingly, the coupon rate thereon will increase as interest rates decrease.  Inverse floating rate CMOs are typically more volatile than fixed or floating rate tranches of CMOs.  Many inverse floating rate CMOs have coupons that move inversely to a multiple of the applicable indexes.  The effect of the coupon varying inversely to a multiple of an applicable index creates a leverage factor.  Inverse floaters based on multiples of a stated index are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to extreme reductions of yield and loss of principal.  The markets for inverse floating rate CMOs with highly leveraged characteristics at times may be very thin.  The Trust’s ability to dispose of its positions in such securities will depend on the degree of liquidity in the markets for such securities.  It is impossible to predict the amount of trading interest that may exist in such securities, and therefore the future degree of liquidity.

Stripped Mortgage-Backed Securities.  The Trust also may invest in stripped mortgage-backed securities (“Stripped Mortgage-Backed Securities”).  Stripped Mortgage-Backed Securities are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities, each with a specified percentage of the underlying security’s principal or interest payments.  Mortgage securities may be partially stripped so that each investor class receives some interest and some principal.  When securities are completely stripped, however, all of the interest is distributed to holders of one type of security, known as an interest-only security, or IO, and all of the principal is distributed to holders of another type of security known as a principal-only security, or PO.  Strips can be created in a pass-through structure or as tranches of a CMO.  The yields to maturity on IOs and POs are very sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets.  If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Trust may not fully recoup its initial investment in IOs.  Conversely, if the underlying mortgage assets experience less than anticipated prepayments of principal, the yield on POs could be materially and adversely affected.

REITs.  A REIT is a corporation, or a business trust that would otherwise be taxed as a corporation, which meets the definitional requirements of the Code.  The Code permits a qualifying REIT to deduct dividends paid, thereby effectively eliminating corporate level federal income tax and making the REIT a pass-through vehicle for federal income tax purposes.  To meet the definitional requirements of the Code, a REIT must, among other things, invest substantially all of its assets in interests in real estate (including mortgages and other REITs) or cash and government securities, derive most of its income from rents from real property or interest on loans secured by mortgages on real property, and distribute to shareholders annually a substantial portion of its otherwise taxable income.  REITs are characterized as equity REITs, mortgage REITs and hybrid REITs.  Equity REITs, which may include operating or finance companies, own real estate directly and the value of, and income earned by, the REITs depends upon the income of the underlying properties and the rental income they earn.  Equity REITs also can realize capital gains (or losses) by selling properties that have appreciated (or depreciated) in value.  Mortgage REITs can make construction, development or long-term mortgage loans and are sensitive to the credit quality of the borrower.  Mortgage REITs derive their income from interest payments on such loans.  Hybrid REITs combine the characteristics of both equity and mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate.  The value of securities issued by REITs are affected by tax and regulatory requirements and by perceptions of management skill.  They also are subject to heavy cash flow dependency, defaults by borrowers or tenants, self- liquidation and the possibility of failing to qualify for REIT status under the Code or to maintain exemption from the Investment Company Act.

Other Mortgage-Related Securities.  Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including CMO residuals.  Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

Brady Bonds

The Trust’s emerging market debt securities may include emerging market governmental debt obligations commonly referred to as Brady Bonds.  Brady Bonds are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the “Brady Plan”).  Brady Plan debt restructurings have been implemented in a number of countries, including: Argentina, Bolivia, Brazil, Bulgaria, Costa Rica, the Dominican Republic, Ecuador, Jordan, Mexico, Niger, Nigeria, Panama, Peru, the Philippines, Poland, Uruguay and Venezuela.

Supranational Organization Obligations

The Trust may purchase debt securities of supranational organizations such as the World Bank, which are chartered to promote economic development.

Restricted and Illiquid Securities

The Trust may not be able to readily dispose of illiquid securities at prices that approximate those at which the Trust could sell such securities if they were more widely traded and, as a result of such illiquidity, the Trust may have to sell other investments or engage in borrowing transactions if necessary to raise cash to meet its obligations.

The Trust may purchase certain securities eligible for resale to qualified institutional buyers as contemplated by Rule 144A under the Securities Act of 1933, as amended (“Rule 144A Securities”).  Rule 144A provides an exemption from the registration requirements of the Securities Act for the resale of certain restricted securities to certain qualified institutional buyers.  One effect of Rule 144A is that certain restricted securities may be considered liquid, though no assurance can be given that a liquid market for Rule 144A Securities will develop or be maintained.  However, where a substantial market of qualified institutional buyers has developed for certain unregistered securities purchased by the Trust pursuant to Rule 144A under the Securities Act, the Trust intends to treat such securities as liquid securities in accordance with procedures approved by the Trust’s board of trustees.  Because it is not possible to predict with assurance how the market for Rule 144A Securities will develop, the Trust’s board of trustees has directed the Advisors to monitor carefully the Trust’s investments in such securities with particular regard to trading activity, availability of reliable price information and other relevant information.  To the extent that, for a period of time, qualified institutional buyers cease purchasing restricted securities pursuant to Rule 144A, the Trust’s investing in such securities may have the effect of increasing the level of illiquidity in its investment portfolio during such period.

Rights Offerings and Warrants to Purchase

The Trust may participate in rights offerings and may purchase warrants, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time.  Subscription rights normally have a short life span to expiration.  The purchase of rights or warrants involves the risk that the Trust could lose the purchase value of a right or warrant if the right to subscribe to additional shares is not exercised prior to the rights’ and warrants’ expiration.  Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the level of the underlying security.

Equity Securities

In addition to common stocks, the Trust may invest in other equity securities, including preferred stocks, convertible securities, warrants, depository receipts, ETFs and equity interests in REITs.

Preferred Stock.  Preferred stock has a preference over common stock in liquidation (and generally dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to credit securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior credit security with similar stated yield characteristics. Unlike interest payments on credit securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Convertible Securities.  A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock or other equity security of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible income securities in that they ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers, but lower yields than comparable nonconvertible securities. The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value. Convertible securities rank senior to common stock in a corporation’s capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument.

Warrants.  Warrants are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. Subscription rights normally have a short life span to expiration. The purchase of warrants involves the risk that the Trust could lose the purchase value of a right or warrant if the right to subscribe to additional shares is not exercised prior to the warrants’ expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the level of the underlying security.

Depository Receipts.  The Trust may invest in both sponsored and unsponsored American Depository Receipts (“ADRs”), European Depository Receipts (“EDRs”), Global Depository Receipts (“GDRs”) and other similar global instruments. ADRs typically are issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a non-U.S. corporation. EDRs, which are sometimes referred to as Continental Depository Receipts, are receipts issued in Europe, typically by non-U.S. banks and trust companies, that evidence ownership of either non-U.S. or domestic underlying securities. GDRs are depository receipts structured like global debt issues to facilitate trading on an international basis. Unsponsored ADR, EDR and GDR programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuer may not be as current as for sponsored ADRs, EDRs and GDRs, and the prices of unsponsored ADRs, EDRs and GDRs may be more volatile than if such instruments were sponsored by the issuer. Investments in ADRs, EDRs and GDRs present additional investment considerations of non-U.S. securities.

ETFs.  The Trust may invest in ETFs, which are investment companies that aim to track or replicate a desired index, such as a sector, market or global segment. ETFs are passively managed and their shares are traded on a national exchange or The NASDAQ Stock Market, Inc. (“NASDAQ”). ETFs do not sell individual shares directly to investors and only issue their shares in large blocks known as “creation units.” The investor purchasing a creation unit may sell the individual shares on a secondary market. Therefore, the liquidity of ETFs depends on the adequacy of the secondary market. There can be no assurance that an ETF’s investment objective will be achieved, as ETFs based on an index may not replicate and maintain exactly the composition and relative weightings of securities in the index. ETFs are subject to the risks of investing in the underlying securities. The Trust, as a holder of the securities of the ETF, will bear its pro rata portion of the ETF’s expenses, including advisory fees. These expenses are in addition to the direct expenses of the Trust’s own operations.

REITs.  In pursuing its investment strategy, the Trust may invest in equity interests in REITs. REITs possess certain risks which differ from an investment in common stocks. REITs are financial vehicles that pool investor’s capital to purchase or finance real estate. REITs may concentrate their investments in specific geographic areas or in specific property types, i.e., hotels, shopping malls, residential complexes and office buildings. The market value of REIT shares and the ability of REITs to distribute income may be adversely affected by several factors, including rising interest rates, changes in the national, state and local economic climate and real estate conditions, perceptions of prospective tenants of the safety, convenience and attractiveness of the properties, the ability of the owners to provide adequate management, maintenance and insurance, the cost of complying with the Americans with Disabilities Act, increased competition from new properties, the impact of present or future environmental legislation and compliance with environmental laws, changes in real estate taxes and other operating expenses, adverse changes in governmental rules and fiscal policies, adverse changes in zoning laws and other factors beyond the control of the issuers of the REITs. In addition, distributions received by the Trust from REITs may consist of dividends, capital gains and/or return of capital. As REITs generally pay a higher rate of dividends (on a pre-tax basis) than operating companies, to the extent application of the Trust’s investment strategy results in the Trust investing in REIT shares, the percentage of the Trust’s dividend income received from REIT shares will likely exceed the percentage of the Trust’s portfolio which is comprised of REIT shares. Generally, dividends received by the Trust from REIT shares and distributed to the Trust’s shareholders will not constitute “qualified dividend income” eligible for the reduced tax rate applicable to qualified dividend income; therefore, the tax rate applicable to that portion of the dividend income attributable to REIT shares held by the Trust that shareholders of the Trust receive will be taxed at a higher rate than dividends eligible for the reduced tax rate applicable to qualified dividend income.

Cash Equivalents and Short-Term Debt Securities

For temporary defensive proposes or to keep cash on hand, the Trust may invest up to 100% of its Managed Assets in cash equivalents and short-term debt securities.   Short-term debt securities are defined to include, without limitation, the following:

(1)           U.S. Government securities, including bills, notes and bonds differing as to maturity and rates of interest that are either issued or guaranteed by the U.S. Treasury or by U.S. Government agencies or instrumentalities.  U.S. Government securities include securities issued by (a) the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, and GNMA, whose securities are supported by the full faith and credit of the United States; (b) the Federal Home Loan Banks, Federal Intermediate Credit Banks and Tennessee Valley Authority, whose securities are supported by the right of the agency to borrow from the U.S. Treasury; (c) the FNMA, whose securities are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and (d) the Student Loan Marketing Association, whose securities are supported only by its credit.  While the U.S. Government provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it always will do so since it is not so obligated by law.  The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities.  Consequently, the value of such securities may fluctuate.

(2)           Certificates of deposit issued against funds deposited in a bank or a savings and loan association.  Such certificates are for a definite period of time, earn a specified rate of return and are normally negotiable.  The issuer of a certificate of deposit agrees to pay the amount deposited plus interest to the bearer of the certificate on the date specified thereon.  Certificates of deposit purchased by the Trust may not be fully insured by the FDIC.

(3)           Repurchase agreements, which involve purchases of debt securities.  At the time the Trust purchases securities pursuant to a repurchase agreement, it simultaneously agrees to resell and redeliver such securities to the seller, who also simultaneously agrees to buy back the securities at a fixed price and time.  This assures a predetermined yield for the Trust during its holding period, since the resale price is always greater than the purchase price and reflects an agreed-upon market rate.  Such actions afford an opportunity for the Trust to invest temporarily available cash.  The Trust may enter into repurchase agreements only with respect to obligations of the U.S. Government, its agencies or instrumentalities; certificates of deposit; or bankers’ acceptances in which the Trust may invest.  Repurchase agreements may be considered loans to the seller, collateralized by the underlying securities.  The risk to the Trust is limited to the ability of the seller to pay the agreed-upon sum on the repurchase date; in the event of default, the repurchase agreement provides that the Trust is entitled to sell the underlying collateral.  If the value of the collateral declines after the agreement is entered into, and if the seller defaults under a repurchase agreement when the value of the underlying collateral is less than the repurchase price, the Trust could incur a loss of both principal and interest.  The Advisors monitor the value of the collateral at the time the action is entered into and at all times during the term of the repurchase agreement.  The Advisors do so in an effort to determine that the value of the collateral always equals or exceeds the agreed-upon repurchase price to be paid to the Trust.  If the seller were to be subject to a federal bankruptcy proceeding, the ability of the Trust to liquidate the collateral could be delayed or impaired because of certain provisions of the bankruptcy laws.

(4)           Commercial paper, which consists of short-term unsecured promissory notes, including variable rate master demand notes issued by corporations to finance their current operations.  Master demand notes are direct lending arrangements between the Trust and a corporation.  There is no secondary market for such notes.  However, they are redeemable by the Trust at any time.  The Advisors will consider the financial condition of the corporation (e.g., earning power, cash flow and other liquidity ratios) and will continuously monitor the corporation’s ability to meet all of its financial obligations, because the Trust’s liquidity might be impaired if the corporation were unable to pay principal and interest on demand.  Investments in commercial paper will be limited to commercial paper rated in the highest categories by a major rating agency and which mature within one year of the date of purchase or carry a variable or floating rate of interest.

Strategic Transactions and Risk Management

Consistent with its investment objectives and policies, the Trust may also enter into certain duration and risk management transactions.  In particular, the Trust may purchase and sell futures contracts, forward foreign currency contracts and exchange listed and over-the-counter put and call options on securities, equity and other indices, may enter into various interest rate, credit and other derivative transactions and may engage in swaps (collectively, “Strategic Transactions”).  Strategic Transactions may be used to attempt to protect against possible changes in the market value of the Trust’s portfolio resulting from fluctuations in the securities markets and changes in interest rates, to protect the Trust’s unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes and to establish a position in the securities markets as a temporary substitute for purchasing particular securities.  Any or all of these Strategic Transactions may be used at any time.  There is no particular strategy that requires use of one technique rather than another.  Use of any Strategic Transaction is a function of market conditions.  The ability of the Trust to use them successfully will depend on the Advisors’ ability to predict pertinent market movements as well as sufficient correlation among the instruments, which cannot be assured.  The Strategic Transactions that the Trust may use are described below.  Although the Trust recognizes it is not likely that it will use certain of these strategies in light of its investment policies, it nevertheless describes them here because the Trust may seek to use these strategies in certain circumstances.

Futures Contracts and Options on Futures Contracts.  The Trust may enter into contracts for the purchase or sale for future delivery (“futures contracts”) of securities, aggregates of securities or indices or prices thereof, other financial indices and U.S. government debt securities or options on the above.  The Trust will engage in such transactions only for bona fide duration, risk management and other portfolio management purposes.

Forward Foreign Currency Contracts.  The Trust may enter into forward currency contracts to purchase or sell foreign currencies for a fixed amount of U.S. dollars or another foreign currency.  A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (term) from the date of the forward currency contract agreed upon by the parties, at a price set at the time the forward currency contract is entered into.  Forward currency contracts are traded directly between currency traders (usually large commercial banks) and their customers.  The Trust may purchase a forward currency contract to lock in the U.S. dollar price of a security denominated in a foreign currency that the Trust intends to acquire.  The Trust may sell a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security or a dividend or interest payment denominated in a foreign currency.  The Trust may also use forward currency contracts to shift the Trust’s exposure to foreign currency exchange rate changes from one currency to another.  For example, if the Trust owns securities denominated in a foreign currency and the Advisors believe that currency will decline relative to another currency, the Trust might enter into a forward currency contract to sell the appropriate amount of the first foreign currency with payment to be made in the second currency.  The Trust may also purchase forward currency contracts to enhance income when the Advisors anticipate that the foreign currency will appreciate in value but securities denominated in that currency do not present attractive investment opportunities.  The Trust may also use forward currency contracts to hedge against a decline in the value of existing investments denominated in a foreign currency.  Such a hedge would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors.  The Trust could also hedge the position by entering into a forward currency contract to sell another currency expected to perform similarly to the currency in which the Trust’s existing investments are denominated.  This type of transaction could offer advantages in terms of cost, yield or efficiency, but may not hedge currency exposure as effectively as a simple forward currency transaction to sell U.S. dollars.  This type of transaction may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.  The Trust may also use forward currency contracts in one currency or a basket of currencies to attempt to hedge against fluctuations in the value of securities denominated in a different currency if the Advisors anticipate that there will be a correlation between the two currencies.

The cost to the Trust of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing.  Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved.  When the Trust enters into a forward currency contract, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract.  Failure by the counterparty to do so would result in the loss of some or all of any expected benefit of the transaction.  Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty.  Thus, there can be no assurance that the Trust will in fact be able to close out a forward currency contract at a favorable price prior to maturity.  In addition, in the event of insolvency of the counterparty, the Trust might be unable to close out a forward currency contract.  In either event, the Trust would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in securities denominated in the foreign currency or to maintain cash or liquid assets in a segregated account.  The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the forward currency contract has been established.  Thus, the Trust might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward currency contracts.  The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

Calls on Securities, Indices and Futures Contracts.  In order to enhance income or reduce fluctuations on net asset value, the Trust may sell or purchase call options (“calls”) on securities and indices based upon the prices of futures contracts and credit securities that are traded on U.S. and foreign securities exchanges and in the over-the-counter markets.  A call option gives the purchaser of the option the right to buy, and obligates the seller to sell, the underlying security, futures contract or index at the exercise price at any time or at a specified time during the option period.  All such calls sold by the Trust must be “covered” as long as the call is outstanding (i.e., the Trust must own the instrument subject to the call or other securities or assets acceptable for applicable segregation and coverage requirements).  A call sold by the Trust exposes the Trust during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security, index or futures contract and may require the Trust to hold an instrument which it might otherwise have sold.  The purchase of a call gives the Trust the right to buy a security, futures contract or index at a fixed price.  Calls on futures on securities must also be covered by assets or instruments acceptable under applicable segregation and coverage requirements.

Puts on Securities, Indices and Futures Contracts.  As with calls, the Trust may purchase put options (“puts”) that relate to securities (whether or not it holds such securities in its portfolio), indices or futures contracts.  For the same purposes, the Trust may also sell puts on securities, indices or futures contracts on such securities if the Trust’s contingent obligations on such puts are secured by segregated assets consisting of cash or liquid credit securities having a value not less than the exercise price.  The Trust will not sell puts if, as a result, more than 50% of the Trust’s total assets would be required to cover its potential obligations under its hedging and other investment transactions.  In selling puts, there is a risk that the Trust may be required to buy the underlying security at a price higher than the current market price.

Interest Rate Transactions.  The Trust may enter into interest rate swaps and purchase or sell interest rate caps and floors primarily to preserve a return or spread on a particular investment or portion of its portfolio as a duration management technique or to protect against any increase in the price of securities the Trust anticipates purchasing at a later date. The Trust intends to use these transactions for duration and risk management purposes and not as a speculative investment. The Trust will not sell interest rate caps or floors that it does not own. Interest rate swaps involve the exchange by the Trust with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor.

The Trust may enter into interest rate swaps, caps and floors on either an asset-based or liability-based basis, depending on whether it is offsetting volatility with respect to its assets or liabilities, and will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with the Trust receiving or paying, as the case may be, only the net amount of the two payments on the payment dates.  Inasmuch as these Strategic Transactions are entered into for good faith risk management purposes, the Advisors and the Trust believe such obligations do not constitute senior securities and, accordingly, will not treat them as being subject to its borrowing restrictions.  The Trust will accrue the net amount of the excess, if any, of the Trust’s obligations over its entitlements with respect to each interest rate swap on a daily basis and will designate on its books and records with a custodian an amount of cash or liquid high grade securities having an aggregate net asset value at all times at least equal to the accrued excess.  The Trust will not enter into any interest rate swap, cap or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in the highest rating category of at least one nationally recognized statistical rating organization at the time of entering into such transaction.  If there is a default by the other party to such a transaction, the Trust will have contractual remedies pursuant to the agreements related to the transaction.  The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation.  Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps.

Credit Derivatives.  The Trust may engage in credit derivative transactions.  There are two broad categories of credit derivatives: default price risk derivatives and market spread derivatives.  Default price risk derivatives are linked to the price of reference securities or loans after a default by the issuer or borrower, respectively.  Market spread derivatives are based on the risk that changes in market factors, such as credit spreads, can cause a decline in the value of a security, loan or index.  There are three basic transactional forms for credit derivatives: swaps, options and structured instruments.  The use of credit derivatives is a highly specialized activity which involves strategies and risks different from those associated with ordinary portfolio security transactions.  If the Advisors are incorrect in their forecasts of default risks, market spreads or other applicable factors, the investment performance of the Trust would diminish compared with what it would have been if these techniques were not used.  Moreover, even if the Advisors are correct in their forecasts, there is a risk that a credit derivative position may correlate imperfectly with the price of the asset or liability being protected.  There is no limit on the amount of credit derivative transactions that may be entered into by the Trust.  The Trust’s risk of loss in a credit derivative transaction varies with the form of the transaction.  For example, if the Trust purchases a default option on a security, and if no default occurs with respect to the security, the Trust’s loss is limited to the premium it paid for the default option.  In contrast, if there is a default by the grantor of a default option, the Trust’s loss will include both the premium that it paid for the option and the decline in value of the underlying security that the default option protected.  The Trust will monitor any such swaps or derivatives with a view to ensuring that the Trust remains in compliance with applicable regulatory investment policy and tax requirements.

New Products.  The financial markets continue to evolve and financial products continue to be developed.  The Trust reserves the right to invest in new financial products as they are developed or become more widely accepted.  As with any new financial product, these products will entail risks, including risks to which the Trust currently is not subject.

Appendix A contains further information about the characteristics, risks and possible benefits of Strategic Transactions and the Trust’s other policies and limitations (which are not fundamental policies) relating to investment in futures contracts and options.  The principal risks relating to the use of futures contracts and other Strategic Transactions are: (a) less than perfect correlation between the prices of the instrument and the market value of the securities in the Trust’s portfolio; (b) possible lack of a liquid secondary market for closing out a position in such instruments; (c) losses resulting from interest rate or other market movements not anticipated by the Advisors; and (d) the obligation to meet additional variation margin or other payment requirements, all of which could result in the Trust being in a worse position than if such techniques had not been used.

Certain provisions of the Code may restrict or affect the ability of the Trust to engage in Strategic Transactions.  See “Tax Matters.”

When-Issued and Forward Commitment Securities

The Trust may purchase securities on a “when-issued” basis and may purchase or sell securities on a “forward commitment” basis in order to acquire the security or to hedge against anticipated changes in interest rates and prices.  When such transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date.  When-issued securities and forward commitments may be sold prior to the settlement date, but the Trust will enter into when-issued and forward commitments only with the intention of actually receiving or delivering the securities, as the case may be (provided that dollar roll transactions will not be considered forward commitment transactions if they are entered into on the basis of regular way settlement).  If the Trust disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it might incur a gain or loss.  At the time the Trust enters into a transaction on a when-issued or forward commitment basis, it will designate on its books and records cash or liquid credit securities equal to at least the value of the when-issued or forward commitment securities.  The value of these assets will be monitored daily to ensure that their marked to market value will at all times equal or exceed the corresponding obligations of the Trust.  There is always a risk that the securities may not be delivered and that the Trust may incur a loss.  Settlements in the ordinary course, which may take substantially more than five business days, are not treated by the Trust as when-issued or forward commitment transactions and accordingly are not subject to the foregoing restrictions.

Securities purchased on a forward commitment or when-issued basis are subject to changes in value (generally changing in the same way, i.e., appreciating when interest rates decline and depreciating when interest rates rise) based upon the public’s perception of the creditworthiness of the issuer and changes, actual or anticipated, in the level of interest rates.  Securities purchased with a forward commitment or when-issued basis may expose the Trust to risks because they may experience such fluctuations prior to their actual delivery.  Purchasing securities on a when-issued basis can involve the additional risks that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself.  Purchasing securities on a forward commitment or when-issued basis when the Trust is fully invested may result in greater potential fluctuation in the value of the Trust’s net assets and its net asset value per share.

Reverse Repurchase Agreements

The Trust may enter into reverse repurchase agreements with respect to its portfolio investments subject to the investment restrictions set forth herein.  Reverse repurchase agreements involve the sale of securities held by the Trust with an agreement by the Trust to repurchase the securities at an agreed upon price, date and interest payment.  At the time the Trust enters into a reverse repurchase agreement, it may designate on its books and records liquid instruments having a value not less than the repurchase price (including accrued interest).  If the Trust establishes and maintains such a segregated account, a reverse repurchase agreement will not be considered a borrowing by the Trust; however, under certain circumstances in which the Trust does not establish and maintain such a segregated account, such reverse repurchase agreement will be considered a borrowing for the purpose of the Trust’s limitation on borrowings.  The use by the Trust of reverse repurchase agreements involves many of the same risks of leverage since the proceeds derived from such reverse repurchase agreements may be invested in additional securities.  Reverse repurchase agreements involve the risk that the market value of the securities acquired in connection with the reverse repurchase agreement may decline below the price of the securities the Trust has sold but is obligated to repurchase.  Also, reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Trust in connection with the reverse repurchase agreement may decline in price.

If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Trust’s obligation to repurchase the securities, and the Trust’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.  Also, the Trust would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreement are less than the value of the securities subject to such agreement.

Dollar Roll Transactions

To take advantage of attractive opportunities in the bond market and to enhance current income, the Trust may enter into dollar roll transactions.  A dollar roll transaction involves a sale by the Trust of a mortgage-backed or other security concurrently with an agreement by the Trust to repurchase a similar security at a later date at an agreed upon price.  The securities that are repurchased will bear the same interest rate and stated maturity as those sold, but pools of mortgages collateralizing those securities may have different prepayment histories than those sold.  During the period between the sale and repurchase, the Trust will not be entitled to receive interest and principal payments on the securities sold.  Proceeds of the sale will be invested in additional instruments for the Trust, and the income from these investments will generate income for the Trust.  If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of the Trust compared with what the performance would have been without the use of dollar rolls.  At the time the Trust enters into a dollar roll transaction, it will place in a segregated account maintained with its custodian cash, U.S. Government securities or other liquid securities having a value equal to the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that its value is maintained.  The Trust’s dollar rolls, together with its reverse repurchase agreements, the issuance of preferred shares and other borrowings, will not exceed, in the aggregate, 33⅓% of the value of its total managed assets.

Dollar roll transactions involve the risk that the market value of the securities the Trust is required to purchase may decline below the agreed upon repurchase price of those securities.  The Trusts right to purchase or repurchase securities may be restricted.  Successful use of mortgage dollar rolls may depend upon the investment manager’s ability to correctly predict interest rates and prepayments.   There is no assurance that dollar rolls can be successfully employed.

Repurchase Agreements

As temporary investments, the Trust may invest in repurchase agreements.  A repurchase agreement is a contractual agreement whereby the seller of securities agrees to repurchase the same security at a specified price on a future date agreed upon by the parties.  The agreed-upon repurchase price determines the yield during the Trust’s holding period.  Repurchase agreements are considered to be loans collateralized by the underlying security that is the subject of the repurchase contract.  The Trust will only enter into repurchase agreements with registered securities dealers or domestic banks that, in the opinion of the Advisors, present minimal credit risk.  The risk to the Trust is limited to the ability of the issuer to pay the agreed-upon repurchase price on the delivery date; however, although the value of the underlying collateral at the time the transaction is entered into always equals or exceeds the agreed-upon repurchase price, if the value of the collateral declines there is a risk of loss of both principal and interest.  In the event of default, the collateral may be sold but the Trust might incur a loss if the value of the collateral declines, and might incur disposition costs or experience delays in connection with liquidating the collateral.  In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon the collateral by the Trust may be delayed or limited.  The Advisors will monitor the value of the collateral at the time the transaction is entered into and at all times subsequent during the term of the repurchase agreement in an effort to determine that such value always equals or exceeds the agreed-upon repurchase price.  In the event the value of the collateral declines below the repurchase price, the Advisors will demand additional collateral from the issuer to increase the value of the collateral to at least that of the repurchase price, including interest.

Short Sales

The Trust may make short sales of securities.  A short sale is a transaction in which the Trust sells a security it does not own in anticipation that the market price of that security will decline.  The Trust may make short sales to hedge positions, for risk management, in order to maintain portfolio flexibility or to enhance income or gain.

When the Trust makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale.  The Trust may have to pay a fee to borrow particular securities and is often obligated to pay over any payments received on such borrowed securities.

The Trust’s obligation to replace the borrowed security will be secured by collateral deposited with the broker-dealer, usually cash, U.S. Government securities or other liquid securities.  The Trust will also be required to designate on its books and records similar collateral with its custodian to the extent, if any, necessary so that the aggregate collateral value is at all times at least equal to the current market value of the security sold short.  Depending on arrangements made with the broker-dealer from which it borrowed the security regarding payment over of any payments received by the Trust on such security, the Trust may not receive any payments (including interest) on its collateral deposited with such broker-dealer.

If the price of the security sold short increases between the time of the short sale and the time the Trust replaces the borrowed security, the Trust will incur a loss; conversely, if the price declines, the Trust will realize a gain.  Any gain will be decreased, and any loss increased, by the transaction costs described above.  Although the Trust’s gain is limited to the price at which it sold the security short, its potential loss is theoretically unlimited.

The Trust will not make a short sale if, after giving effect to such sale, the market value of all securities sold short exceeds 25% of the value of its total assets or the Trust’s aggregate short sales of a particular class of securities exceeds 25% of the outstanding securities of that class.  The Trust may also make short sales “against the box” without respect to such limitations.  In this type of short sale, at the time of the sale, the Trust owns or has the immediate and unconditional right to acquire at no additional cost the identical security.

Securities Lending

The Trust may lend its portfolio securities to banks or dealers which meet the creditworthiness standards established by the board of trustees of the Trust (“Qualified Institutions”).  By lending its portfolio securities, the Trust attempts to increase its income through the receipt of interest on the loan.  Any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Trust.  The Trust may lend its portfolio securities so long as the terms and the structure of such loans are not inconsistent with requirements of the Investment Company Act and any rules promulgated under or exemptive relief from the Investment Company Act, which currently require that (i) the borrower pledge and maintain with the Trust collateral consisting of cash, a letter of credit issued by a domestic U.S. bank, or securities issued or guaranteed by the U.S. government having a value at all times not less than 100% of the value of the securities loaned, (ii) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the value of the loan is “marked to the market” on a daily basis), (iii) the loan be made subject to termination by the Trust at any time and (iv) the Trust receive reasonable interest on the loan (which may include the Trust’s investing any cash collateral in interest bearing short-term investments), any distributions on the loaned securities and any increase in their market value.  The Trust will not lend portfolio securities if, as a result, the aggregate of such loans exceeds 33⅓% of the value of the Trust’s total assets (including such loans).  Loan arrangements made by the Trust will comply with all other applicable regulatory requirements, including the rules of the New York Stock Exchange, which rules presently require the borrower, after notice, to redeliver the securities within the normal settlement time of five business days.  All relevant facts and circumstances, including the creditworthiness of the Qualified Institution, will be monitored by the Advisors and will be considered in making decisions with respect to lending securities, subject to review by the Trust’s board of trustees.  In addition, voting rights may pass with the loaned securities, but if a material event were to occur affecting such a loan, the loan must be called and the securities voted.

The Trust may pay reasonable negotiated fees in connection with loaned securities, so long as such fees are set forth in a written contract and approved by the Trust’s board of trustees.  The Trust will lend securities through an affiliate of the Advisors pursuant to the terms of an exemptive order under the Investment Company Act pursuant to which the affiliate will receive compensation at market rates.

MANAGEMENT OF THE TRUST

Investment Management Agreement

The investment management agreement between the Trust and BlackRock Advisors was approved by the Trust’s board of trustees, including a majority of the trustees who are not parties to the agreement or “interested persons” (as such term is defined in the Investment Company Act) of any such party (in such capacity, the “independent trustees”), in principle at a telephonic meeting held on November   , 2007 and at an “in person” meeting held on November    , 2007.  The agreement was approved by the sole common shareholder of the Trust on November   , 2007.  The agreement provides that, during the first twelve months of the Trust’s investment operations, BlackRock Advisors will receive a management fee, payable monthly, at an annual rate equal to 1.00% of the average daily value of the Trust’s Managed Assets.  Beginning with the thirteenth month of the Trust’s investment operations, BlackRock Advisors will receive a management fee comprised of two components.  The first component is a Base Fee, payable monthly, at an annual rate equal to 1.00% of the average daily value of the Trust’s Managed Assets over the prior rolling twelve-month period.  The second component is a Performance Adjustment that may increase or decrease the Base Fee based on the Trust’s performance relative to the Credit Suisse Leveraged Loan Index over the prior rolling twelve-month period.  The Performance Adjustment is applied to the Base Fee such that, for each 0.04% difference between the total return of the Trust and the Index over the prior rolling twelve-month period, the Base Fee is subject to an upward (if the total return of the Trust exceeds that of the Index) or downward (if the total return of the Index exceeds that of the Trust) Performance Adjustment of 0.01%, up to a maximum Performance Adjustment of 0.50%.  Smaller and larger differences between the total returns of the Trust and the Index over the applicable rolling twelve-month period will result in proportionate Performance Adjustments, subject to the cap.  Accordingly, beginning with the thirteenth month of the Trust’s investment operations, the annual rate of the management fee paid to BlackRock Advisors can range from 0.50% to 1.50% of the average daily value of the Trust’s Managed Assets over the prior rolling twelve-month period.

In addition, with the approval of the board of trustees, including a majority of the independent trustees, a pro rata portion of the salaries, bonuses, health insurance, retirement benefits and similar employment costs for the time spent on Trust operations (other than the provision of services required under the investment management agreement) of all personnel employed by BlackRock Advisors who devote substantial time to Trust operations may be reimbursed, at cost, to BlackRock Advisors by the Trust.  BlackRock Advisors currently anticipates that it may be reimbursed for employees who provide pricing, secondary market support and compliance services to the Trust, subject to the approval of the board of trustees, including a majority of the independent trustees.

The investment management agreement will continue in effect for a period of two years from its effective date, and if not sooner terminated, will continue in effect for successive periods of 12 months thereafter, provided that each continuance is specifically approved at least annually by both (1) the vote of a majority of the Trust’s board of trustees or the vote of a majority of the securities of the Trust at the time outstanding and entitled to vote (as such term is defined in the Investment Company Act) and (2) by the vote of a majority of the independent trustees, cast in person at a meeting called for the purpose of voting on such approval.  The agreement may be terminated at any time, without the payment of any penalty, by the Trust (upon the vote of a majority of the Trust’s board of trustees or a majority of the outstanding voting securities of the Trust) or by BlackRock Advisors, upon 60 days’ written notice by either party to the other which can be waived by the non-terminating party.  The agreement will terminate automatically in the event of its assignment (as such term is defined in the Investment Company Act and the rules thereunder).

The investment management agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, BlackRock Advisors is not liable to the Trust or any of the Trust’s shareholders for any act or omission by BlackRock Advisors in the supervision or management of its respective investment activities or for any loss sustained by the Trust or the Trust’s shareholders and provides for indemnification by the Trust of BlackRock Advisors, its directors, officers, employees, agents and control persons for liabilities incurred by them in connection with their services to the Trust, subject to certain limitations and conditions.

BlackRock Advisors will devote such time and effort to the business of the Trust as is reasonably necessary to perform its duties to the Trust.  However, the services of BlackRock Advisors are not exclusive, and BlackRock Advisors provides similar services to other investment companies and other clients and may engage in other activities.

Sub-Investment Advisory Agreement

Pursuant to a sub-investment advisory agreement, the Trust and BlackRock Advisors have appointed BlackRock Financial Management (the “Sub-Advisor”) to perform the day-to-day investment management of the Trust.  The agreement was approved by the Trust’s board of trustees, including a majority of the independent trustees, in principle at a telephonic meeting held on November   , 2007 and at an “in person” meeting held on November    , 2007.  The agreement was approved by the sole common shareholder of the Trust on November    , 2007.  The agreement provides for BlackRock Advisors to pay a sub-advisory fee to the Sub-Advisor equal to       % of the management fee.

In addition, with the approval of the board of trustees, including a majority of the independent trustees, a pro rata portion of the salaries, bonuses, health insurance, retirement benefits and similar employment costs for the time spent on Trust operations (other than the provision of services required under the investment management agreement) of all personnel employed by the Sub-Advisor who devote substantial time to Trust operations may be reimbursed, at cost, to the Sub-Advisor by the Trust.  The Sub-Advisor currently anticipates that it may be reimbursed for employees who provide pricing, secondary market support and compliance services to the Trust, subject to the approval of the board of trustees, including a majority of the independent trustees.

The sub-investment advisory agreement will continue in effect for a period of two years from its effective date, and if not sooner terminated, will continue in effect for successive periods of 12 months thereafter, provided that each continuance is specifically approved at least annually by both (1) the vote of a majority of the Trust’s board of trustees or the vote of a majority of the outstanding voting securities of the Trust at the time outstanding and entitled to vote (as defined in the Investment Company Act) and (2) by the vote of a majority of the independent trustees, cast in person at a meeting called for the purpose of voting on such approval.  The agreement may be terminated at any time, without the payment of any penalty, by the Trust or BlackRock Advisors (upon the vote of a majority of the Trust’s board of trustees or a majority of the outstanding voting securities of the Trust) or by the Sub-Advisor, upon 60 days’ written notice by any party to the other, which notice can be waived by the non-terminating party.  The agreement will terminate automatically in the event of its assignment (as such term is defined in the Investment Company Act and the rules thereunder).

The sub-investment advisory agreement provides that, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, the Sub-Advisor is not liable to the Trust or any of the Trust’s shareholders for any act or omission by the Sub-Advisor in the supervision or management of its respective investment activities or for any loss sustained by the Trust or the Trust’s shareholders and provides for indemnification by the Trust of the Sub-Advisor, its directors, officers, employees, agents and control persons for liabilities incurred by them in connection with their services to the Trust, subject to certain limitations and conditions.

The Sub-Advisor will devote such time and effort to the business of the Trust as is reasonably necessary to perform its duties to the Trust.  However, the services of the Sub-Advisor are not exclusive, and the Sub-Advisor provides similar services to other investment companies and other clients and may engage in other activities.

Matters Considered by the Board of Trustees

A discussion regarding the basis for the approval of the investment management agreement and the sub-investment advisory agreement by the board of trustees of the Trust will be available in the Trust’s report to shareholders for the period ending                  , 2008.

Trustees and Officers

The officers of the Trust manage its day-to-day operations.  The officers are directly responsible to the Trust’s board of trustees which sets broad policies for the Trust and chooses its officers. Below is a list of the trustees and officers of the Trust and their present positions and principal occupations during the past five years.  The business address of the Trust, BlackRock Advisors, the Sub-Advisor and their board members and officers is 100 Bellevue Parkway, Wilmington, Delaware 19809, unless specified otherwise below.

The trustees listed below are either trustees or directors of other closed-end funds in which BlackRock Advisors acts as investment advisor.

Name, Address, Age and Position(s) Held With Registrant	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in Fund Complex Overseen by Trustee*	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES:

INTERESTED TRUSTEES:

____________________
*	Includes the Trust.

OFFICERS

Name and Age	Title	Principal Occupation During the Past Five Years and Other Affiliations

Share Ownership

Name of Trustee	Dollar Range of Equity Securities in the Trust(*)	Aggregate Dollar Range of Equity Securities Overseen by Trustees in the Family of Registered Investment Companies(*)

____________________
*	As of December 31, 2006. The trustee could not own shares in the Trust as of this date because the Trust had not yet begun investment operations.

Compensation of Trustees

The fees and expenses of the independent trustees of the Trust are paid by the Trust.  The trustees who are members of the BlackRock organization receive no compensation from the Trust.  It is estimated that the independent trustees will receive from the Trust the amounts set forth before the Trust’s calendar year ending December 31, 2007, assuming the Trust will have been in existence for the full calendar year.

Name of Trustee	Estimated Compensation from the Trust	Total Compensation from the Trust and Fund Complex Paid to Board Members(1)

____________________
(1)	Estimates the total compensation to be earned by that person during the calendar year ending December 31, 2007 from the 61 closed-end funds advised by the Advisor (the “Fund Complex”).

The Trust shall pay a pro rata portion (based on relative net assets) of the following trustee fees paid by the Fund Complex: (i) $             per annum for each independent trustee as a retainer and (ii) $             per day for each independent trustee for each special meeting of each board in the Fund Complex (i.e., any meeting, whether telephonic or in person, other than one of the six regularly scheduled meetings of each board per year) attended. Each independent trustee shall also be entitled to reimbursement for all of his or her out-of-pocket expenses in attending each meeting of the board of trustees of the Trust and any committee thereof.                 will receive an additional $               per annum from the Fund Complex for acting as the lead trustee for each board of trustees/directors in the Fund Complex plus an additional $               per annum for his service as chairman of the Audit Committee.                 and                   will receive an additional $              per annum from the Fund Complex for their service on the Audit Committee of the Fund Complex. This additional compensation to                  ,                and                 will be allocated among the funds/trusts in the Fund Complex based on their relative net assets.  Certain of the above fees paid to the independent trustees will be subject to mandatory deferrals pursuant to the Fund Complex’s deferred compensation plan. The independent trustees have agreed that at least $              of their $               retainer will be mandatorily deferred pursuant to the Fund Complex’s deferred compensation plan. Also, members of the Audit Committee of the Fund Complex will be required to defer $               of the per annum fee they will receive for their services on the Audit Committee pursuant to the Fund Complex’s deferred compensation plan. Under the deferred compensation plan, deferred amounts earn a return for the independent trustees as though equivalent dollar amounts had been invested in common shares of certain other funds/trusts in the Fund Complex selected by the independent trustees. This has approximately the same economic effect for the independent trustees as if they had invested the deferred amounts in such other funds/trusts. The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of a fund/trust. A fund/trust may, however, elect to invest in common shares of those funds/trusts selected by the independent trustee in order to match its deferred compensation obligations.

The board of trustees of the Trust currently has five committees: an Executive Committee, an Audit Committee, a Governance and Nominating Committee, a Compliance Committee and a Performance Oversight Committee.

The Executive Committee consists of               and               and acts in accordance with the powers permitted to such a committee under the Agreement and Declaration of Trust and the By-Laws of the Trust. The Executive Committee, subject to the Trust’s Agreement and Declaration of Trust, By-Laws and applicable law, acts on behalf of the full board of trustees in the intervals between meetings of the board.

The Audit Committee consists of                ,                  and                  .  The Audit Committee acts according to the Audit Committee charter.                 has been appointed as Chairman of the Audit Committee. The Audit Committee is responsible for reviewing and evaluating issues related to the accounting and financial reporting policies of the Trust, overseeing the quality and objectivity of the Trust’s financial statements and the audit thereof and acting as a liaison between the board of trustees and the Trust’s independent registered public accounting firm.  The board of trustees of the Trust has determined that each member of the Audit Committee is an audit committee financial expert and that each is independent for the purpose of the definition of audit committee financial expert as applicable to the Trust.

The Governance and Nominating Committee consists of                ,                  and                  .  The Governance and Nominating Committee acts in accordance with the Governance and Nominating Committee charter.                    has been appointed as Chairman of the Governance and Nominating Committee.  The Governance and Nominating Committee performs those functions enumerated in the Governance and Nominating Committee charter including, but not limited to, making nominations for the appointment or election of independent trustees including shareholder nominees, reviewing independent trustee compensation, retirement policies and personnel training policies and administrating the provisions of the Code of Ethics applicable to the independent trustees.

The Governance and Nominating Committee will consider trustee candidates recommended by shareholders.  In considering candidates submitted by shareholders, the Governance and Nominating Committee will take into consideration the needs of the Board and the qualifications of the candidate.  The Governance and Nominating Committee may also take into consideration the number of shares held by the recommending shareholder and the length of time that such shares have been held.  To have a candidate considered by the Governance and Nominating Committee, a shareholder must submit the recommendation in writing and must include:

•	The name of the shareholder and evidence of the person’s ownership of shares of the Trust, including the number of shares owned and the length of time of ownership; and

•
The name of the candidate, the candidate’s resume or a listing of his or her qualifications to be a trustee of the Trust and the person’s consent to be named as a trustee if selected by the Governance and Nominating Committee and nominated by the Board.

The shareholder recommendation and information described above must be sent to the Trust's Secretary, c/o BlackRock, P.O. Box 4546, New York, New York 10163.

The Compliance Committee consists of                ,                  and                  .  The Compliance Committee acts according to the Compliance Committee charter.                  has been appointed as Chair of the Compliance Committee.  The Compliance Committee performs those functions enumerated in the Compliance Committee charter, including, but not limited to, supporting the independent trustees in acting independently of BlackRock Advisors in pursuing the best interests of the Trust and its shareholders, receiving information on and, where appropriate, recommending policies concerning the Trust’s compliance with applicable law, and receiving reports from and making certain recommendations in respect of the Trust’s Chief Compliance Officer.

The Performance Oversight Committee consists of                ,                  and                  .  The Performance Oversight Committee acts in accordance with the Performance Oversight Committee charter. The Performance Oversight Committee performs those functions enumerated in the Performance Oversight Committee charter, including, but not limited to, supporting the independent trustees in acting independently of BlackRock in pursuing the best interests of the Trust and its shareholders, developing an understanding of and reviewing the investment objective, policies and practices of the Trust, and reviewing with respect to the Trust:  (a) whether the Trust has complied with its investment policies and restrictions as reflected in its prospectus and Statement of Additional Information, (b) appropriate benchmarks and competitive universes, (c) investment performance, (d) unusual or exceptional investment matters and (e) other matters bearing on the Trust’s investment results.

As the Trust is a closed-end investment company with no prior investment operations, no meetings of the above committees have been held in the current fiscal year, except that the Audit Committee met in connection with the organization of the Trust to select the Trust’s independent registered public accounting firm.

Prior to this offering, all of the outstanding shares of the Trust were owned by an affiliate of BlackRock Advisors.

Proxy Voting Policies

The board of trustees of the Trust has delegated the voting of proxies for Trust securities to the Advisors’ pursuant to the Advisors’ proxy voting guidelines. Under these guidelines, the Advisors will vote proxies related to Trust securities in the best interests of the Trust and its shareholders. A copy of the Advisors’ proxy voting policy is attached as Appendix B to this Statement of Additional Information.

Codes of Ethics

The Trust and the Advisors have adopted codes of ethics pursuant to Rule 17j-1 under the Investment Company Act. These codes permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Trust. These codes can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Securities and Exchange Commission at (202) 551-8090. These codes of ethics are available on the EDGAR Database on the Securities and Exchange Commission’s website (http://www.sec.gov), and copies of these codes may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Securities and Exchange Commission’s Public Reference Section, Washington, D.C. 20549-0102.

Investment Advisor and Sub-Advisor

BlackRock Advisors acts as the Trust’s investment advisor and BlackRock Financial Management acts as the Trust’s investment sub-advisor.  BlackRock Advisors, located at 100 Bellevue Parkway, Wilmington, Delaware 19809, and BlackRock Financial Management, located at 40 East 52nd Street, New York, New York 10022, are wholly owned subsidiaries of BlackRock, Inc. (“BlackRock”).  BlackRock is one of the world’s largest publicly traded investment management firms.  As of September 30, 2007, BlackRock’s assets under management were approximately $1.3 trillion.  BlackRock manages assets on behalf of institutions and individuals worldwide through a variety of equity, fixed income, cash management and alternative investment products.  In addition, a growing number of institutional investors use BlackRock Solutions® investment system, risk management and financial advisory services.

BlackRock has over 18 years of experience managing closed-end products and, as of September 30, 2007, advised a closed-end family of 106 active funds with approximately $45.7 billion in assets.  BlackRock and its affiliated entities had $507 billion in fixed income assets under management as of September 30, 2007, including $12 billion of assets across 23 fixed income closed-end funds.  Headquartered in New York City, BlackRock has over 5,100 employees in 19 countries and a major presence in key global markets, including the United States, Europe, Asia, Australia and the Middle East.

Portfolio Managers

As of              , 2007, Mark J. Williams managed or was a member of the management team for the following client accounts:

	Number of Accounts	Assets of Accounts	Number of Accounts Subject to a Performance Fee	Assets Subject to a Performance Fee
Registered Investment Companies
Pooled Investment Vehicles Other Than Registered Investment Companies
Other Accounts

As of            , 2007, Kevin Booth managed or was a member of the management team for the following client accounts:

	Number of Accounts	Assets of Accounts	Number of Accounts Subject to a Performance Fee	Assets Subject to a Performance Fee
Registered Investment Companies
Pooled Investment Vehicles Other Than Registered Investment Companies
Other Accounts

As of            , 2007, James E. Keenan managed or was a member of the management team for the following client accounts:

	Number of Accounts	Assets of Accounts	Number of Accounts Subject to a Performance Fee	Assets Subject to a Performance Fee
Registered Investment Companies
Pooled Investment Vehicles Other Than Registered Investment Companies
Other Accounts

BlackRock Compliance

BlackRock has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time.  Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Trust, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Trust.  In addition, BlackRock, its affiliates and any officer, director, stockholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Trust.  BlackRock, or any of its affiliates, or any officer, director, stockholder, employee or any member of their families may take different actions than those recommended to the Trust by BlackRock with respect to the same securities.  Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock’s (or its affiliates’) officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information.  Each portfolio manager also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for the Trust.  In this connection, it should be noted that          currently manages certain accounts that are subject to performance fees.  In addition,               assists in managing certain hedge funds and may be entitled to receive a portion of any incentive fees earned on such funds and a portion of such incentive fees may be voluntarily or involuntarily deferred.  Additional portfolio managers may in the future manage other such accounts or funds and may be entitled to receive incentive fees.

As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly.  When BlackRock purchases or sells securities for more than one account the trades must be allocated in a manner consistent with its fiduciary duties.  BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment.  To this end, BlackRock has adopted a policy that is intended to ensure that investment opportunities are allocated fairly and equitably among client accounts over time.  This policy also seeks to achieve reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base.

BlackRock Portfolio Manager Compensation—Fixed Income Portfolio Managers

BlackRock’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources.  Compensation may include a variety of components and may vary from year to year based on a number of factors.  The principal components of compensation include a base salary, a discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock, such as its Long-Term Retention and Incentive Plan and Restricted Stock Program.

Base Compensation.  Generally, portfolio managers receive base compensation based on their seniority and/or their position with the firm.

Discretionary Compensation.  In addition to base compensation, portfolio managers may receive discretionary compensation, which can be a substantial portion of total compensation.  Discretionary compensation can include a discretionary cash bonus as well as one or more of the following:

Long-Term Retention and Incentive Plan (“LTIP”).  The LTIP is a long-term incentive plan that seeks to reward certain key employees.  The plan provides for the grant of awards that are expressed as an amount of cash that, if properly vested and subject to the attainment of certain performance goals, will be settled in cash and/or in BlackRock common stock.  Messrs. Williams, Booth and Keenan have received awards under the LTIP.

Deferred Compensation Program.  A portion of the compensation paid to each portfolio manager may be voluntarily deferred by the portfolio manager into an account that tracks the performance of certain of the firm’s investment products.  Each portfolio manager is permitted to allocate his deferred amounts among various options, including to certain of the firm’s hedge funds and other unregistered products.  In addition, prior to 2005, a portion of the annual compensation of certain senior managers, including Mr. Williams, was mandatorily deferred in a similar manner for a number of years.  Beginning in 2005, a portion of the annual compensation of certain senior managers, including Messrs. Williams, Keenan and Booth, is paid in the form of BlackRock restricted stock units which vest ratably over a number of years.

Options and Restricted Stock Awards.  While incentive stock options are not currently being awarded to BlackRock employees, BlackRock previously granted stock options to key employees, including certain portfolio managers who may still hold unexercised or unvested options.  BlackRock also has a restricted stock award program designed to reward certain key employees as an incentive to contribute to the long-term success of BlackRock.  These awards vest over a period of years.  Mr. Williams has been granted stock options in prior years, and Mr. Williams participates in BlackRock’s restricted stock program.

Incentive Savings Plans.  BlackRock has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (“RSP”) and the BlackRock Employee Stock Purchase Plan (“ESPP”).  The employer contribution components of the RSP include a company match equal to 50% of the first 6% of eligible pay contributed to the plan capped at $4,000 per year, and a company retirement contribution equal to 3% of eligible compensation, plus an additional contribution of 2% for any year in which BlackRock has positive net operating income.  The RSP offers a range of investment options, including registered investment companies managed by the firm.  Company contributions follow the investment direction set by participants for their own contributions or absent, employee investment direction, are invested into a stable value fund.  The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date.  Annual participation in the ESPP is limited to the purchase of 1,000 shares or a dollar value of $25,000.  Each portfolio manager is eligible to participate in these plans.

Annual incentive compensation for each portfolio manager is a function of several components:  the performance of BlackRock, the performance of the portfolio manager’s group within BlackRock, the investment performance, including risk-adjusted returns, of the firm’s assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual’s teamwork and contribution to the overall performance of these portfolios and BlackRock.  Unlike many other firms, portfolio managers at BlackRock compete against benchmarks rather than each other.  In most cases, including for the portfolio managers of the Trust, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Trust or other accounts are measured.  A group of BlackRock officers determines the benchmarks against which to compare the performance of funds and other accounts managed by each portfolio manager.  In the case of the Trust, it is anticipated that such benchmarks would include the Credit Suisse Leveraged Loan Index, the 10-year United States Treasury note, certain customized indices and the Trust’s Lipper peer group.  The group of BlackRock officers then makes a subjective determination with respect to the portfolio manager’s compensation based on the performance of the funds and other accounts managed by each portfolio manager relative to the various benchmarks.  Senior portfolio managers who perform additional management functions within BlackRock may receive additional compensation for serving in these other capacities.

Securities Ownership of Portfolio Managers

The Trust is a newly-organized investment company. Accordingly, as of the date of this Statement of Additional Information, none of the portfolio managers beneficially owned any securities issued by the Trust.

PORTFOLIO TRANSACTIONS AND BROKERAGE

The Advisors are responsible for decisions to buy and sell securities for the Trust, the selection of brokers and dealers to effect the transactions and the negotiation of prices and any brokerage commissions.  With respect to Senior Loans and Second Lien Loans, the Trust generally will engage in privately negotiated transactions for purchase or sale in which the Advisors will negotiate on behalf of the Trust, although a more developed market may exist or develop for certain Senior Loans and Second Lien Loans.  Most of these transactions will be principal transactions at net prices for which the Trust will generally incur little or no brokerage costs. The Trust may be required to pay fees, or forgo a portion of interest and any fees payable to the Trust, to a lender selling Assignment or Participations to the Trust.  The Advisors will determine the lenders from whom the Trust will purchase Assignments and Participations by considering their professional ability, level of service, relationship with the borrower, financial condition, credit standards and quality of management.  Affiliates of the Advisors may participate in the primary and secondary market for Senior Loans and Second Lien Loans.  Because of certain limitations imposed by the Investment Company Act, this may restrict the Trust’s ability to acquire some Senior Loans and Second Lien Loans.  The Advisors do not believe that this will have a material effect on the Trust’s ability to acquire Senior Loans and Second Lien Loans consistent with its investment policies.  Sales to dealers are effected at bid prices.  The illiquidity of many Senior Loans and Second Lien Loans may restrict the ability of the Advisors to locate in a timely manner persons willing to purchase the Trust’s interests in Senior Loans or Second Lien Loans at a fair price should the Trust desire to sell such interests.

With respect to other types of securities, the Trust may purchase certain money market instruments directly from an issuer, in which case no commissions or discounts are paid, may purchase securities in the over-the-counter market from an underwriter or dealer serving as market maker for the securities, in which case the price includes a fixed amount of compensation to the underwriter or dealer, and may purchase and sell listed securities on an exchange, which are effected through brokers who charge a commission for their services.

Payments of commissions to brokers who are affiliated persons of the Trust (or affiliated persons of such persons) will be made in accordance with Rule 17e-1 under the Investment Company Act.  Commissions paid on such transactions would be commensurate with the rate of commissions paid on similar transactions to brokers that are not so affiliated.

The Advisors are responsible for placing portfolio transactions and they do so in a manner deemed fair and reasonable to the Trust and not according to any formula.  The primary consideration in all portfolio transactions is prompt execution of orders in an effective manner at the most favorable price.  In selecting broker-dealers and in negotiating prices and any brokerage commissions on such transactions, the Advisors consider the firm’s reliability, integrity and financial condition and the firm’s execution capability, the size and breadth of the market for the security, the size of and difficulty in executing the order, and the best net price.  There may be instances when, in the judgment of the Advisors, more than one firm can offer comparable execution services.  In selecting among such firms, consideration may be given to those firms which supply research and other services in addition to execution services.

The Advisor and the Sub-Advisor may, consistent with the interests of the Trust, select brokers on the basis of the research, statistical and pricing services they provide to the Trust and their other clients.  Such research, statistical and/or pricing services must provide lawful and appropriate assistance to the Advisor’s or Sub-Advisor’s investment decision making process in order for such research, statistical and/or pricing services to be considered by the Advisor or Sub-Advisor in selecting a broker.  These research services may include information on securities markets, the economy, individual companies, pricing information, research products and services and such other services as may be permitted from time to time by Section 28(e) of the Exchange Act.  Information and research received from such brokers will be in addition to, and not in lieu of, the services required to be performed by the Advisor and Sub-Advisor under their respective contracts.  A commission paid to such brokers may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that the Advisor or Sub-Advisor determine in good faith that such commission is reasonable in terms either of the transaction or the overall responsibility of the Advisor or Sub-Advisor to the Trust and its other clients and that the total commissions paid by the Trust will be reasonable in relation to the benefits to the Trust over the long-term.  The advisory fees that the Trust pays to the Advisor will not be reduced as a consequence of the Advisor’s or Sub-Advisor’s receipt of brokerage and research services.  To the extent that portfolio transactions are used to obtain such services, the brokerage commissions paid by the Trust will exceed those that might otherwise be paid by an amount that cannot be presently determined.  Such services generally would be useful and of value to the Advisor or Sub-Advisor in serving one or more of their other clients and, conversely, such services obtained by the placement of brokerage business of other clients generally would be useful to the Advisor or Sub-Advisor in carrying out their obligations to the Trust.  While such services are not expected to reduce the expenses of the Advisor or Sub-Advisor, the Advisor and Sub-Advisor would, through use of the services, avoid the additional expenses that would be incurred if they should attempt to develop comparable information through their own staffs.  Commission rates for brokerage transactions on foreign stock exchanges are generally fixed.

One or more of the other investment companies or accounts that the Advisor and/or the Sub-Advisor manage may own from time to time some of the same investments as the Trust.  Investment decisions for the Trust are made independently from those of such other investment companies or accounts; however, from time to time, the same investment decision may be made for more than one company or account.  When two or more companies or accounts seek to purchase or sell the same securities, the securities actually purchased or sold will be allocated among the companies and accounts on a good faith equitable basis, usually on a pro rata basis, by the Advisor and/or the Sub-Advisor in their discretion in accordance with the accounts’ various investment objectives.  Such allocations are based upon the written procedures of the Advisor and/or Sub-Advisor, which have been reviewed and approved by the board of trustees.  In some cases, this system may adversely affect the price or size of the position obtainable for the Trust.  In other cases, however, the ability of the Trust to participate in volume transactions may produce better execution for the Trust.  It is the opinion of the Trust’s board of trustees that this advantage, when combined with the other benefits available due to the Advisor’s or the Sub-Advisor’s organization, outweighs any disadvantages that may be said to exist from exposure to simultaneous transactions.

The Advisor and its affiliates manage investments for clients from offices located around the world. As a result, purchases and sales of securities may be executed through different trading desks or on different exchanges or markets through out the day, resulting in transactions in the same security being effected at different prices over a 24-hour period.

It is not the Trust’s policy to engage in transactions with the objective of seeking profits from short-term trading.  However, the annual portfolio turnover rate of the Trust may be greater than 100%.  Because it is difficult to predict accurately portfolio turnover rates, actual turnover may be higher or lower.  Higher portfolio turnover results in increased Trust costs, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of securities and on the reinvestment in other securities.

DESCRIPTION OF SHARES

Common Shares

The Trust intends to hold annual meetings of shareholders so long as the common shares are listed on a national securities exchange and such meetings are required as a condition to such listing.  All common shares are equal as to dividends, assets and voting privileges and have no conversion, preemptive or other subscription rights.  The Trust will send annual and semi-annual reports, including financial statements, to all holders of its shares. The prospectus contains a detailed discussion of the common shares.

Preferred Shares

The Agreement and Declaration of Trust provides that the Trust’s board of trustees may authorize and issue preferred shares with rights as determined by the board of trustees, by action of the board of trustees without the approval of the holders of the common shares.  Holders of common shares have no preemptive right to purchase any preferred shares that might be issued.  Whenever preferred shares are outstanding, the holders of common shares will not be entitled to receive any distributions from the Trust unless all accrued dividends on preferred shares have been paid, unless asset coverage (as defined in the Investment Company Act) with respect to preferred shares would be at least 200% after giving effect to the distributions and unless certain other requirements imposed by any rating agencies rating the preferred shares have been met. The prospectus contains a discussion of the preferred shares it is currently anticipated the Trust may issue.

Other Shares

The board of trustees (subject to applicable law and the Trust’s Agreement and Declaration of Trust) may authorize an offering, without the approval of the holders of either common shares or preferred shares, of other classes of shares, or other classes or series of shares, as they determine to be necessary, desirable or appropriate, having such terms, rights, preferences, privileges, limitations and restrictions as the board of trustees see fit.  The Trust currently does not expect to issue any other classes of shares, or series of shares, except for the common shares and the preferred shares.

REPURCHASE OF COMMON SHARES

The Trust is a closed-end management investment company and as such its shareholders will not have the right to cause the Trust to redeem their shares.  Instead, the Trust’s common shares will trade in the open market at a price that will be a function of several factors, including dividend levels (which are in turn affected by expenses), net asset value, call protection, dividend stability, relative demand for and supply of such shares in the market, general market and economic conditions and other factors.  Because shares of a closed-end investment company may frequently trade at prices lower than net asset value, the Trust’s board of trustees may consider action that might be taken to reduce or eliminate any material discount from net asset value in respect of common shares, which may include the repurchase of such shares in the open market or in private transactions, the making of a tender offer for such shares, or the conversion of the Trust to an open-end investment company.  The board of trustees may decide not to take any of these actions.  In addition, there can be no assurance that share repurchases or tender offers, if undertaken, will reduce market discount.

Notwithstanding the foregoing, at any time when the Trust’s preferred shares are outstanding, the Trust may not purchase, redeem or otherwise acquire any of its common shares unless (1) all accrued preferred shares dividends have been paid and (2) at the time of such purchase, redemption or acquisition, the net asset value of the Trust’s portfolio (determined after deducting the acquisition price of the common shares) is at least 200% of the liquidation value of the outstanding preferred shares (expected to equal the original purchase price per share plus any accrued and unpaid dividends thereon).  Any service fees incurred in connection with any tender offer made by the Trust will be borne by the Trust and will not reduce the stated consideration to be paid to tendering shareholders.

Subject to its investment restrictions, the Trust may borrow to finance the repurchase of shares or to make a tender offer.  Interest on any borrowings to finance share repurchase transactions or the accumulation of cash by the Trust in anticipation of share repurchases or tenders will reduce the Trust’s net income.  Any share repurchase, tender offer or borrowing that might be approved by the Trust’s board of trustees would have to comply with the Exchange Act, the Investment Company Act and the rules and regulations thereunder.

Although the decision to take action in response to a discount from net asset value will be made by the board of trustees at the time it considers such issue, it is the board’s present policy, which may be changed by the board of trustees, not to authorize repurchases of common shares or a tender offer for such shares if: (1) such transactions, if consummated, would (a) result in the delisting of the common shares from the New York Stock Exchange, or (b) impair the Trust’s status as a regulated investment company under the Code (which would make the Trust a taxable entity, causing the Trust’s income to be taxed at the corporate level in addition to the taxation of shareholders who receive dividends from the Trust), or as a registered closed-end investment company under the Investment Company Act; (2) the Trust would not be able to liquidate portfolio securities in an orderly manner and consistent with the Trust’s investment objectives and policies in order to repurchase shares; or (3) there is, in the board’s judgment, any (a) material legal action or proceeding instituted or threatened challenging such transactions or otherwise materially adversely affecting the Trust, (b) general suspension of or limitation on prices for trading securities on the New York Stock Exchange, (c) declaration of a banking moratorium by Federal or state authorities or any suspension of payment by United States or New York banks, (d) material limitation affecting the Trust or the issuers of its portfolio securities by Federal or state authorities on the extension of credit by lending institutions or on the exchange of foreign currency, (e) commencement of war, armed hostilities or other international or national calamity directly or indirectly involving the United States or (f) other event or condition which would have a material adverse effect (including any adverse tax effect) on the Trust or its shareholders if shares were repurchased.  The board of trustees may in the future modify these conditions in light of experience.

The repurchase by the Trust of its shares at prices below net asset value will result in an increase in the net asset value of those shares that remain outstanding.  However, there can be no assurance that share repurchases or tender offers at or below net asset value will result in the Trust’s shares trading at a price equal to their net asset value.  Nevertheless, the fact that the Trust’s shares may be the subject of repurchase or tender offers from time to time, or that the Trust may be converted to an open-end investment company, may reduce any spread between market price and net asset value that might otherwise exist.

In addition, a purchase by the Trust of its common shares will decrease the Trust’s total assets which would likely have the effect of increasing the Trust’s expense ratio.  Any purchase by the Trust of its common shares at a time when preferred shares are outstanding will increase the leverage applicable to the outstanding common shares then remaining.

Before deciding whether to take any action if the common shares trade below net asset value, the Trust’s board of trustees would likely consider all relevant factors, including the extent and duration of the discount, the liquidity of the Trust’s portfolio, the impact of any action that might be taken on the Trust or its shareholders and market considerations.  Based on these considerations, even if the Trust’s shares should trade at a discount, the board of trustees may determine that, in the interest of the Trust and its shareholders, no action should be taken.

TAX MATTERS

The following discussion is a brief summary of certain U.S. federal income tax considerations affecting the Trust and its shareholders. The discussion reflects applicable tax laws of the United States as of the date of this Statement of Additional Information, which tax laws may be changed or subject to new interpretations by the courts or the Internal Revenue Service (the “IRS”) retroactively or prospectively. This discussion assumes that the Trust’s shareholders hold their common shares as capital assets for U.S. federal income tax purposes (generally, assets held for investment). No attempt is made to present a detailed explanation of all U.S. federal income tax concerns affecting the Trust and its shareholders (including shareholders owning a large position in the Trust), and the discussions set forth here and in the prospectus do not constitute tax advice. Investors are urged to consult their own tax advisors with any specific questions relating to federal, state, local and foreign taxes.

Taxation of the Trust

The Trust intends to elect and to qualify for special tax treatment afforded to a regulated investment company under Subchapter M of the Code. As long as it so qualifies, in any taxable year in which it meets the distribution requirements described below, the Trust (but not its shareholders) will not be subject to U.S. federal income tax to the extent that it distributes its investment company taxable income and net realized capital gains.

In order to qualify to be taxed as a regulated investment company, the Trust must, among other things: (i) derive in each taxable year at least 90% of its gross income from (a) dividends, interest (including tax-exempt interest), payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities, or foreign currencies, or other income (including but not limited to gain from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or currencies and (b) net income derived from interests in certain publicly traded partnerships that are treated as partnerships for U.S. federal income tax purposes and that derive less than 90% of their gross income from the items described in (a) above (each a “Qualified Publicly Traded Partnership”); and (ii) diversify its holdings so that, at the end of each quarter of each taxable year (a) at least 50% of the value of the Trust’s total assets is represented by cash and cash items, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Trust’s total assets and not more than 10% of the outstanding voting securities of such issuer and (b) not more than 25% of the value of the Trust’s total assets is invested in the securities of (I) any one issuer (other than U.S. Government securities and the securities of other regulated investment companies), (II) any two or more issuers that the Trust controls and that are determined to be engaged in the same business or similar or related trades or businesses or (III) any one or more Qualified Publicly Traded Partnerships.

As a regulated investment company, the Trust generally is not subject to U.S. federal income tax on income and gains that it distributes each taxable year to its shareholders, provided that in such taxable year it distributes at least 90% of the sum of (i) its investment company taxable income (which includes, among other items, dividends, interest, the excess of any net short-term capital gain over net long-term capital loss and other taxable income, other than net capital gain (as defined below), reduced by deductible expenses) determined without regard to the deduction for dividends and distributions paid and (ii) its net tax-exempt interest income (the excess of its gross tax-exempt interest income over certain disallowed deductions). The Trust intends to distribute annually all or substantially all of such income.

The Trust may retain for investment its net capital gain (which consists of the excess of its net long-term capital gain over its net short-term capital loss). However, if the Trust retains any net capital gain or any investment company taxable income, it will be subject to a tax of 35% of such amount. If the Trust retains any net capital gain, it expects to designate the retained amount as undistributed capital gains in a notice to its shareholders, each of whom, if subject to U.S. federal income tax on long-term capital gains, (i) will be required to include in income for U.S. federal income tax purposes its share of such undistributed long-term capital gain, (ii) will be entitled to credit its proportionate share of the tax paid by the Trust against their U.S. federal income tax liability, if any, and to claim refunds to the extent that the credit exceeds such liability and (iii) will increase its tax basis in its common shares for the Trust by an amount equal to 65% of the amount of undistributed capital gain included in such shareholder’s gross income.

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% U.S. federal excise tax at the Trust level. To avoid the excise tax, the Trust must distribute during each calendar year an amount at least equal to the sum of (i) 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (ii) 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year, and (iii) certain undistributed amounts from previous years on which the Trust paid no U.S. federal income tax. While the Trust intends to distribute any income and capital gain in the manner necessary to minimize imposition of the 4% federal excise tax, there can be no assurance that sufficient amounts of the Trust’s taxable income and capital gains will be distributed to avoid entirely the imposition of the tax. In that event, the Trust will be liable for the tax only on the amount by which it does not meet the foregoing distribution requirement.

Dividends and distributions will be treated as paid during the calendar year if they are paid during the calendar year or declared by the Trust in October, November or December of the year, payable to shareholders of record on a date during such a month and paid by the Trust during January of the following year. Any such dividend or distribution paid during January of the following year will be deemed to be received by the Trust’s shareholders on December 31 of the year the dividend or distribution was declared, rather than when the dividend or distribution is actually received.

If the Trust were unable to satisfy the 90% distribution requirement or otherwise were to fail to qualify as a regulated investment company in any year, it would be taxed in the same manner as an ordinary corporation and distributions to the Trust’s shareholders would not be deductible by the Trust in computing its taxable income. In such case, distributions generally would be eligible (i) for treatment as qualified dividend income in the case of individual shareholders and (ii) for the dividends received deduction in the case of corporate shareholders. To qualify again to be taxed as a regulated investment company in a subsequent year, the Trust would be required to distribute to its shareholders its earnings and profits attributable to non-regulated investment company years reduced by an interest charge on 50% of such earnings and profits payable by the Trust to the IRS. In addition, if the Trust failed to qualify as a regulated investment company for a period greater than two taxable years, then the Trust would be required to elect to recognize and pay tax on any net built-in gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the Trust had been liquidated) or, alternatively, be subject to taxation on such built-in gain recognized for a period of ten years, in order to qualify as a regulated investment company in a subsequent year.

The Trust intends to utilize leverage through borrowings, and thus may be restricted by loan covenants with respect to the declaration and payment of dividends in certain circumstances.  Limits on the Trust’s payment of dividends may prevent the Trust from satisfying the 90% distribution requirement and may therefore jeopardize the Trust’s qualification for taxation as a regulated investment company and/or may subject the Trust to the nondeductible 4% U.S. federal excise tax. The Trust will endeavor to avoid restrictions on its ability to make dividend payments.

Gain or loss on the sales of securities by the Trust will generally be long-term capital gain or loss if the securities have been held by the Trust for more than one year. Gain or loss on the sale of securities held for one year or less will be short-term capital gain or loss.

Investments of the Trust in securities issued at a discount or providing for deferred interest or payment of interest in kind are subject to special tax rules that will affect the amount, timing and character of distributions to shareholders. For example, with respect to securities issued at a discount, the Trust generally will be required to accrue daily as income a portion of the discount and to distribute such income each year to maintain its qualification as a regulated investment company and to avoid U.S. federal income and excise taxes. To generate sufficient cash to make distributions necessary to satisfy the 90% distribution requirement and to avoid U.S. federal income and excise taxes, the Trust may have to dispose of securities that it would otherwise have continued to hold.

The Trust’s investment in so-called “section 1256 contracts,” such as regulated futures contracts, certain foreign currency contracts, options on most stock indices and any listed non-equity options, are subject to special tax rules. Any such section 1256 contracts held by the Trust at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in the Trust’s income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by the Trust from positions in section 1256 contracts closed during the taxable year. Provided such positions are held as capital assets and are not part of a “hedging transaction” nor part of a “straddle,” 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by the Trust.

Certain of the Trust’s investment practices are subject to special and complex U.S. federal income tax provisions that may, among other things, (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions, including the dividends received deduction, (ii) convert lower taxed long-term capital gains and qualified dividend income into higher taxed short-term capital gains or ordinary income, (iii) convert ordinary loss or a deduction into capital loss (the deductibility of which is more limited), (iv) cause the Trust to recognize income or gain without a corresponding receipt of cash, (v) adversely affect the time as to when a purchase or sale of stock or securities is deemed to occur, (vi) adversely alter the characterization of certain complex financial transactions and (vii) produce income that will not qualify as good income for purposes of the 90% annual gross income requirement described above. The Trust will monitor its transactions and may make certain tax elections and may be required to borrow money or dispose of securities to mitigate the effect of these rules and prevent disqualification of the Trust as a regulated investment company.

Because the Trust may invest in foreign securities, its income from such securities may be subject to non-U.S. taxes.  The Trust will not be eligible to elect to “pass-through” to shareholders of the Trust the ability to use the foreign tax deduction or foreign tax credit for foreign taxes paid with respect to qualifying taxes.

The Trust may acquire Senior Loans of borrowers that are experiencing, or are more likely to experience, financial difficulty, including Senior Loans of borrowers that have filed for bankruptcy protection. Investments in Senior Loans that are at risk of or in default may present special tax issues for the Trust. Federal income tax rules are not entirely clear about issues such as when the Trust may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, how payments received on obligations in default should be allocated between principal and interest and whether exchanges of debt obligations in a bankruptcy or workout context are taxable. These and other issues will be addressed by the Trust, in the event that they arise with respect to Senior Loans it owns, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income or excise tax.

Taxation of Shareholders

        Distributions paid by the Trust from its investment company taxable income, which includes the excess of net short-term capital gains over net long-term capital losses (together referred to hereinafter as “ordinary income dividends”), are generally taxable to you as ordinary income to the extent of the Trust’s earnings and profits. Such distributions (if designated by the Trust) may, however, qualify (provided holding periods and other requirements are met) (i) for the dividends received deduction in the case of corporate shareholders to the extent that the Trust’s income consists of dividend income from United States corporations, and (ii) for taxable years beginning on or before December 31, 2010, as “qualified dividend income” eligible for the reduced maximum U.S. federal tax rate to individuals of generally 15% (5% for individuals in lower tax brackets) to the extent that the Trust receives qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., generally, foreign corporations incorporated in a possession of the United States or in certain countries with a qualified comprehensive tax treaty with the United States, or whose stock with respect to which such dividend is paid is readily tradable on an established securities market in the United States).  Because the Trust intends to invest primarily in credit securities, ordinary income dividends paid by the Trust generally will not be eligible for the reduced rates applicable to “qualified dividend income” and will not be eligible for the corporate dividends received deduction.  There can be no assurance as to what portion of the Trust’s distributions will qualify for the dividends received deduction or constitute qualified dividend income.

A dividend (whether paid in cash or reinvested in additional Trust shares) will not be treated as qualified dividend income (whether received by the Trust or paid by the Trust to a shareholder) if (1) the dividend is received with respect to any share held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend (91 days during the associated 181-day period for certain preferred shares) with respect to such dividend, (2) to the extent that the Trust or shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, or (3) if the shareholder elects to have the dividend treated as investment income for purposes of the limitation on deductibility of investment interest.

Distributions made from net capital gain, which is the excess of net long-term capital gains over net short-term capital losses (“capital gain dividends”), including capital gain dividends credited to a shareholder but retained by the Trust, are taxable to shareholders as long-term capital gains if they have been properly designated by the Trust, regardless of the length of time the shareholder has owned common shares of the Trust. The maximum U.S. federal income tax rate on net long-term capital gain of individuals is generally 15% (5% for individuals in lower brackets) for such gain realized in taxable years beginning on or before December 31, 2010. For non-corporate taxpayers, investment company taxable income (other than qualified dividend income) will currently be taxed at a maximum rate of 35%, while net capital gain generally will be taxed at a maximum U.S. federal income tax rate of 15%. For corporate taxpayers, both investment company taxable income and net capital gain are taxed at a maximum U.S. federal income tax rate of 35%.

If, for any calendar year, the Trust’s total distributions exceed both current earnings and profits and accumulated earnings and profits, the excess will generally be treated as a tax-free return of capital up to the amount of a shareholder’s tax basis in the common shares. The amount treated as a tax-free return of capital will reduce a shareholder’s tax basis in the common shares, thereby increasing such shareholder’s potential gain or reducing his or her potential loss on the sale of the common shares. Any amounts distributed to a shareholder in excess of his or her tax basis in the common shares will be taxable to the shareholder as capital gain (assuming the common shares are held as a capital asset).

On or before January 31st of each year, the Trust will provide its shareholders with a written notice designating the amount of any ordinary income dividends or capital gain dividends and other distributions.

The sale or other disposition of common shares of the Trust will generally result in capital gain or loss to shareholders. Generally, a shareholder’s gain or loss will be long-term gain or loss, if the shares have been held for more than one year. Any loss upon the sale or exchange of Trust common shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain dividends received (including amounts credited as an undistributed capital gain) by the shareholder. Any loss a shareholder realizes on a sale or exchange of common shares of the Trust will be disallowed if the shareholder acquires other common shares of the Trust (whether through the automatic reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the shareholder’s sale or exchange of the common shares. In such case, the basis of the common shares acquired will be adjusted to reflect the disallowed loss. Present law taxes both long-term and short-term capital gains of corporations at the rates applicable to ordinary income.

Shareholders may be entitled to offset their capital gain distributions (but not distributions eligible for qualified dividend income treatment) with capital loss. There are a number of statutory provisions affecting when capital loss may be offset against capital gain, and limiting the use of loss from certain investments and activities. Accordingly, shareholders with capital loss are urged to consult their tax advisers.

An investor should be aware that if Trust common shares are purchased shortly before the record date for any taxable distribution (including a capital gain dividend), the purchase price likely will reflect the value of the distribution and the investor then would receive a taxable distribution likely to reduce the trading value of such Trust common shares, in effect resulting in a taxable return of some of the purchase price.

Certain types of income received by the Trust from real estate investment trusts (“REITs”), real estate mortgage investment conduits (“REMICs”), taxable mortgage pools or other investments may cause the Trust to designate some or all of its distributions as “excess inclusion income.” To Trust shareholders, such excess inclusion income will (i) constitute “unrelated business taxable income” (“UBTI”) for those shareholders who would otherwise be tax-exempt, such as individual retirement accounts, 401(k) accounts, Keogh plans, pension plans and certain charitable entities, (ii) not be offset against net operating losses for tax purposes, (iii) not be eligible for reduced U.S. withholding for non-U.S. shareholders even from tax treaty countries and (iv) cause the Trust to be subject to tax if certain “disqualified organizations,” as defined by the Code (such as certain governments or governmental agencies and charitable remainder trusts), are Trust shareholders.

Dividends are taxable to shareholders even though they are reinvested in additional shares of the Trust.

Ordinary income distributions and capital gain distributions also may be subject to state and local taxes. Shareholders are urged to consult their own tax advisers regarding specific questions about U.S. federal (including the application of the alternative minimum tax rules), state, local and foreign tax consequences to them of investing in the Trust.

A shareholder that is a nonresident alien individual or a foreign corporation (a “foreign investor”) generally will be subject to U.S. federal withholding tax at the rate of 30% (or possibly a lower rate provided by an applicable tax treaty) on ordinary income dividends (except as discussed below). Different tax consequences may result if the foreign investor is engaged in a trade or business in the United States or, in the case of an individual, is present in the United States for 183 days or more during a taxable year and certain other conditions are met. Foreign investors should consult their tax advisors regarding the tax consequences of investing in the Trust’s common shares.

In general, U.S. federal withholding tax will not apply to any gain or income realized by a foreign investor in respect of any distributions of net capital gain or upon the sale or other disposition of common shares of the Trust.

For taxable years of the Trust beginning before January 1, 2008, properly designated dividends are generally exempt from U.S. federal withholding tax where they (i) are paid in respect of the Trust’s “qualified net interest income” (generally, the Trust’s U.S.-source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which the Trust is at least a 10% shareholder, reduced by expenses that are allocable to such income) or (ii) are paid in respect of the Trust’s “qualified short-term capital gains” (generally, the excess of the Trust’s net short-term capital gain over the Trust’s long-term capital loss for such taxable year). Depending on its circumstances, however, the Trust may designate all, some or none of its potentially eligible dividends as such qualified net interest income or as qualified short-term capital gains, and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In order to qualify for this exemption from withholding, a foreign investor will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute Form). In the case of common shares held through an intermediary, the intermediary may withhold even if the Trust designates the payment as qualified net interest income or qualified short-term capital gain. Foreign investors should contact their intermediaries with respect to the application of these rules to their accounts. There can be no assurance as to what portion of the Trust’s distributions will qualify for favorable treatment as qualified net interest income or qualified short-term capital gains.

Backup Withholding

The Trust is required in certain circumstances to withhold, for U.S. federal backup withholding purposes, on taxable dividends or distributions and certain other payments paid to non-corporate holders of the Trust’s common shares who do not furnish the Trust with their correct taxpayer identification number (in the case of individuals, their social security number) and certain certifications, or who are otherwise subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld from payments made to a shareholder may be refunded or credited against such shareholder’s U.S. federal income tax liability, if any, provided that the required information is furnished to the IRS.

The foregoing is a general summary of the provisions of the Code and the Treasury regulations in effect as they directly govern the taxation of the Trust and its shareholders. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive. Ordinary income and capital gain dividends may also be subject to state and local taxes. Shareholders are urged to consult their tax advisors regarding specific questions as to U.S. federal, state, local and foreign income or other taxes.

EXPERTS

The Statement of Assets and Liabilities of the Trust as of                        , 2007 appearing in this Statement of Additional Information and related Statements of Operations and Changes in Net Assets for the period from            , 2007 (date of inception) to                        , 2007 have been audited by            , an independent registered public accounting firm, as set forth in their report thereon appearing elsewhere herein, and is included in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.                        , located at             , provides accounting and auditing services to the Trust.

ADDITIONAL INFORMATION

A Registration Statement on Form N-2, including amendments thereto, relating to the shares offered hereby, has been filed by the Trust with the Securities and Exchange Commission, Washington, D.C.  The prospectus and this Statement of Additional Information do not contain all of the information set forth in the Registration Statement, such as the exhibits and schedules thereto.  For further information with respect to the Trust and the shares offered hereby, reference is made to the Registration Statement.  Statements contained in the prospectus and this Statement of Additional Information as to the contents of any contract or other document referred to are not necessarily complete and in each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.  A copy of the Registration Statement may be inspected without charge at the Securities and Exchange Commission’s principal office in Washington, D.C., and copies of all or any part thereof may be obtained from the Securities and Exchange Commission upon the payment of certain fees prescribed by the Securities and Exchange Commission.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To be filed by amendment.

FS-1

FINANCIAL STATEMENTS

To be filed by amendment.

FS-2

APPENDIX A

RATINGS OF INVESTMENTS

To be filed by amendment.

A-1

APPENDIX B

GENERAL CHARACTERISTICS AND RISKS OF STRATEGIC TRANSACTIONS

In order to manage the risk of its portfolio or to enhance income as described in the prospectus, the Trust may engage in Strategic Transactions.  The Trust may engage in such activities in the Advisor’s or Sub-Advisor’s discretion, and may not necessarily be engaging in such activities when movements in interest rates that could affect the value of the assets of the Trust occur.  The Trust’s ability to pursue certain of these strategies may be limited by applicable regulations of the CFTC.  Certain Strategic Transactions may give rise to taxable income.

Futures Contracts and Related Options

Characteristics.  The Trust may sell financial futures contracts or purchase put and call options on such futures as an offset against anticipated market movements.  The sale of a futures contract creates an obligation by the Trust, as seller, to deliver the specific type of financial instrument called for in the contract at a specified future time for a specified price. Options on futures contracts are similar to options on securities, except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put).

Margin Requirements.  At the time a futures contract is purchased or sold, the Trust must allocate cash or securities as a deposit payment (“initial margin”). It is expected that the initial margin that the Trust will pay may range from approximately 1% to approximately 5% of the value of the securities or commodities underlying the contract. In certain circumstances, however, such as periods of high volatility, the Trust may be required by an exchange to increase the level of its initial margin payment. Additionally, initial margin requirements may be increased generally in the future by regulatory action.  An outstanding futures contract is valued daily and the payment in case of “variation margin” may be required, a process known as “marking to the market.” Transactions in listed options and futures are usually settled by entering into an offsetting transaction, and are subject to the risk that the position may not be able to be closed if no offsetting transaction can be arranged.

Limitations on Use of Futures and Options on Futures.  The Trust’s use of futures and options on futures will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the CFTC. The Trust currently may enter into such transactions without limit for bona fide strategic purposes, including risk management and duration management and other portfolio strategies. The Trust may also engage in transactions in futures contracts or related options for non-strategic purposes to enhance income or gain provided that the Trust will not enter into a futures contract or related option (except for closing transactions) for purposes other than bona fide strategic purposes, or risk management including duration management if, immediately thereafter, the sum of the amount of its initial deposits and premiums on open contracts and options would exceed 5% of the Trust’s liquidation value, i.e., net assets (taken at current value); provided, however, that in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. The above policies are non-fundamental and may be changed by the Trust’s board of trustees at any time. Also, when required, an account of cash equivalents designated on the books and records will be maintained and marked to market on a daily basis in an amount equal to the market value of the contract.

Segregation and Cover Requirements.  Futures contracts, interest rate swaps, caps, floors and collars, short sales, reverse repurchase agreements and dollar rolls, and listed or OTC options on securities, indices and futures contracts sold by the Trust are generally subject to segregation and coverage requirements of either the CFTC or the Securities and Exchange Commission, with the result that, if the Trust does not hold the security or futures contract underlying the instrument, the Trust will be required to designate on its books and records an ongoing basis cash, U.S. government securities, or other liquid high grade debt obligations in an amount at least equal to the Trust’s obligations with respect to such instruments.  Such amounts fluctuate as the obligations increase or decrease.  The segregation requirement can result in the Trust maintaining securities positions it would otherwise liquidate, segregating assets at a time when it might be disadvantageous to do so or otherwise restrict portfolio management.

Strategic Transactions Present Certain Risks.  With respect to Strategic Transactions and risk management, the variable degree of correlation between price movements of strategic instruments and price movements in the position being offset create the possibility that losses using the strategy may be greater than gains in the value of the Trust’s position. The same is true for such instruments entered into for income or gain. In addition, certain instruments and markets may not be liquid in all circumstances.  As a result, in volatile markets, the Trust may not

B-1

be able to close out a transaction without incurring losses substantially greater than the initial deposit. Although the contemplated use of these instruments predominantly for Strategic Transactions should tend to minimize the risk of loss due to a decline in the value of the position, at the same time they tend to limit any potential gain which might result from an increase in the value of such position.  The ability of the Trust to successfully utilize Strategic Transactions will depend on the Advisor’s and the Sub-Advisor’s ability to predict pertinent market movements and sufficient correlations, which cannot be assured.  Finally, the daily deposit requirements in futures contracts that the Trust has sold create an ongoing greater potential financial risk than do options transactions, where the exposure is limited to the cost of the initial premium.  Losses due to the use of Strategic Transactions will reduce net asset value.

Regulatory Considerations.  The Trust has claimed an exclusion from the term “commodity pool operator” under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a commodity pool operator under the Commodity Exchange Act.

B-2

APPENDIX C

PROXY VOTING POLICIES AND PROCEDURES

These Proxy Voting Policies and Procedures (“Policy”) for BlackRock Advisors, LLC and its affiliated U.S. registered investment advisers(1) (“BlackRock”) reflect our duty as a fiduciary under the Investment Advisers Act of 1940 (the “Advisers Act”) to vote proxies in the best interests of our clients. BlackRock serves as the investment manager for investment companies, other commingled investment vehicles and/or separate accounts of institutional and other clients.  The right to vote proxies for securities held in such accounts belongs to BlackRock’s clients. Certain clients of BlackRock have retained the right to vote such proxies in general or in specific circumstances.(2) Other clients, however, have delegated to BlackRock the right to vote proxies for securities held in their accounts as part of BlackRock’s authority to manage, acquire and dispose of account assets.

When BlackRock votes proxies for a client that has delegated to BlackRock proxy voting authority, BlackRock acts as the client’s agent.  Under the Advisers Act, an investment adviser is a fiduciary that owes each of its clients a duty of care and loyalty with respect to all services the adviser undertakes on the client’s behalf, including proxy voting.  BlackRock is therefore subject to a fiduciary duty to vote proxies in a manner BlackRock believes is consistent with the client’s best interests,(3) whether or not the client’s proxy voting is subject to the fiduciary standards of the Employee Retirement Income Security Act of 1974 (“ERISA”).(4)  When voting proxies for client accounts (including investment companies), BlackRock’s primary objective is to make voting decisions solely in the best interests of clients and ERISA clients’ plan beneficiaries and participants. In fulfilling its obligations to clients, BlackRock will seek to act in a manner that it believes is most likely to enhance the economic value of the underlying securities held in client accounts.(5)  It is imperative that BlackRock considers the interests of its clients, and not the interests of BlackRock, when voting proxies and that real (or perceived) material conflicts that may arise between BlackRock’s interest and those of BlackRock’s clients are properly addressed and resolved.

Advisers Act Rule 206(4)-6 was adopted by the SEC in 2003 and requires, among other things, that an investment adviser that exercises voting authority over clients’ proxy voting adopt policies and procedures reasonably designed to ensure that the adviser votes proxies in the best interests of clients, discloses to its clients information about those policies and procedures and also discloses to clients how they may obtain information on how the adviser has voted their proxies.
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(1)           The Policy does not apply to BlackRock Asset Management U.K. Limited and BlackRock Investment Managers International Limited, which are U.S. registered investment advisers based in the United Kingdom.

(2)           In certain situations, a client may direct BlackRock to vote in accordance with the client’s proxy voting policies.  In these situations, BlackRock will seek to comply with such policies to the extent it would not be inconsistent with other BlackRock legal responsibilities.

(3)           Letter from Harvey L. Pitt, Chairman, SEC, to John P.M. Higgins, President, Ram Trust Services (February 12, 2002) (Section 206 of the Investment Advisers Act imposes a fiduciary responsibility to vote proxies fairly and in the best interests of clients); SEC Release No. IA-2106 (February 3, 2003).

(4)           DOL Interpretative Bulletin of Sections 402, 403 and 404 of ERISA at 29 C.F.R. 2509.94-2.

(5)           Other considerations, such as social, labor, environmental or other policies, may be of interest to particular clients.  While BlackRock is cognizant of the importance of such considerations, when voting proxies it will generally take such matters into account only to the extent that they have a direct bearing on the economic value of the underlying securities. To the extent that a BlackRock client desires to pursue a particular social, labor, environmental or other agenda through the proxy votes made for its securities held through BlackRock as investment adviser, BlackRock encourages the client to consider retaining direct proxy voting authority or to appoint independently a special proxy voting fiduciary other than BlackRock.

In light of such fiduciary duties, the requirements of Rule 206(4)-6, and given the complexity of the issues that may be raised in connection with proxy votes, BlackRock has adopted these policies and procedures. BlackRock’s Equity Investment Policy Oversight Committee, or a sub-committee thereof (the “Committee”), addresses proxy voting issues on behalf of BlackRock and its clients.(6) The Committee is comprised of senior members of BlackRock’s Portfolio Management Group and advised by BlackRock’s Legal and Compliance Department.

I.           Scope of Committee Responsibilities

The Committee shall have the responsibility for determining how to address proxy votes made on behalf of all BlackRock clients, except for clients who have retained the right to vote their own proxies, either generally or on any specific matter.  In so doing, the Committee shall seek to ensure that proxy votes are made in the best interests of clients, and that proxy votes are determined in a manner free from unwarranted or inappropriate influences. The Committee shall also oversee the overall administration of proxy voting for BlackRock accounts.(7)

The Committee shall establish BlackRock’s proxy voting guidelines, with such advice, participation and research as the Committee deems appropriate from portfolio managers, proxy voting services or other knowledgeable interested parties.  As it is anticipated that there will not necessarily be a “right” way to vote proxies on any given issue applicable to all facts and circumstances, the Committee shall also be responsible for determining how the proxy voting guidelines will be applied to specific proxy votes, in light of each issuer’s unique structure, management, strategic options and, in certain circumstances, probable economic and other anticipated consequences of alternative actions. In so doing, the Committee may determine to vote a particular proxy in a manner contrary to its generally stated guidelines.

The Committee may determine that the subject matter of certain proxy issues are not suitable for general voting guidelines and requires a case-by-case determination, in which case the Committee may elect not to adopt a specific voting guideline applicable to such issues.  BlackRock believes that certain proxy voting issues—such as approval of mergers and other significant corporate transactions—require investment analysis akin to investment decisions, and are therefore not suitable for general guidelines.  The Committee may elect to adopt a common BlackRock position on certain proxy votes that are akin to investment decisions, or determine to permit portfolio managers to make individual decisions on how best to maximize economic value for the accounts for which they are responsible (similar to normal buy/sell investment decisions made by such portfolio managers).(8)

While it is expected that BlackRock, as a fiduciary, will generally seek to vote proxies over which BlackRock exercises voting authority in a uniform manner for all BlackRock clients, the Committee, in conjunction with the portfolio manager of an account, may determine that the specific circumstances of such account require that such account’s proxies be voted differently due to such account’s investment objective or other factors that differentiate it from other accounts. In addition, on proxy votes that are akin to investment decisions, BlackRock believes portfolio managers may from time to time legitimately reach differing but equally valid views, as fiduciaries for BlackRock’s clients, on how best to maximize economic value in respect of a particular investment.
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(6)           Subject to the Proxy Voting Policies of Merrill Lynch Bank & Trust Company FSB, the Committee may also function jointly as the Proxy Voting Committee for Merrill Lynch Bank & Trust Company FSB trust accounts managed by personnel dually employed by BlackRock.

(7)           The Committee may delegate day-to-day administrative responsibilities to other BlackRock personnel and/or outside service providers, as appropriate.

(8)           The Committee will normally defer to portfolio managers on proxy votes that are akin to investment decisions except for proxy votes that involve a material conflict of interest, in which case it will determine, in its discretion, the appropriate voting process so as to address such conflict.

The Committee will also be responsible for ensuring the maintenance of records of each proxy vote, as required by Advisers Act Rule 204-2.(9)
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(9)           The Committee may delegate the actual maintenance of such records to an outside service provider. Currently, the Committee has delegated the maintenance of such records to Institutional Shareholder Services.

All records will be maintained in accordance with applicable law.  Except as may be required by applicable legal requirements, or as otherwise set forth herein, the Committee’s determinations and records shall be treated as proprietary, nonpublic and confidential.

The Committee shall be assisted by other BlackRock personnel, as may be appropriate. In particular, the Committee has delegated to the BlackRock Operations Department responsibility for monitoring corporate actions and ensuring that proxy votes are submitted in a timely fashion.  The Operations Department shall ensure that proxy voting issues are promptly brought to the Committee’s attention and that the Committee’s proxy voting decisions are appropriately disseminated and implemented.

To assist BlackRock in voting proxies, the Committee may retain the services of a firm providing such services. BlackRock has currently retained Institutional Shareholder Services (“ISS”) in that role. ISS is an independent adviser that specializes in providing a variety of fiduciary level proxy related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided to BlackRock may include, but are not limited to, in-depth research, voting recommendations (which the Committee is not obligated to follow), vote execution, and recordkeeping.

II.           Special Circumstances

Routine Consents.  BlackRock may be asked from time to time to consent to an amendment to, or grant a waiver under, a loan agreement, partnership agreement, indenture or other governing document of a specific financial instrument held by BlackRock clients.  BlackRock will generally treat such requests for consents not as “proxies” subject to these Proxy Voting Policies and Procedures but as investment matters to be dealt with by the responsible BlackRock investment professionals would, provided that such consents (i) do not relate to the election of a board of directors or appointment of auditors of a public company, and (ii) either (A) would not otherwise materially affect the structure, management or control of a public company, or (B) relate to a company in which BlackRock clients hold only interests in bank loans or debt securities and are consistent with customary standards and practices for such instruments.

Securities on Loan.  Registered investment companies that are advised by BlackRock as well as certain of our advisory clients may participate in securities lending programs. Under most securities lending arrangements, securities on loan may not be voted by the lender (unless the loan is recalled). BlackRock believes that each client has the right to determine whether participating in a securities lending program enhances returns, to contract with the securities lending agent of its choice and to structure a securities lending program, through its lending agent, that balances any tension between loaning and voting securities in a matter that satisfies such client. If client has decided to participate in a securities lending program, BlackRock will therefore defer to the client’s determination and not attempt to seek recalls solely for the purpose of voting routine proxies as this could impact the returns received from securities lending and make the client a less desirable lender in a marketplace. Where a client retains a lending agent that is unaffiliated with BlackRock, BlackRock will generally not seek to vote proxies relating to securities on loan because BlackRock does not have a contractual right to recall such loaned securities for the purpose of voting proxies. Where BlackRock or an affiliate acts as the lending agent, BlackRock will also generally not seek to recall loaned securities for proxy voting purposes, unless the portfolio manager responsible for the account or the Committee determines that voting the proxy is in the client’s best interest and requests that the security be recalled.

Voting Proxies for Non-US Companies.  While the proxy voting process is well established in the United States, voting proxies of non-US companies frequently involves logistical issues which can affect BlackRock’s ability to vote such proxies, as well as the desirability of voting such proxies.  These issues include (but are not limited to): (i) untimely notice of shareholder meetings, (ii) restrictions on a foreigner’s ability to exercise votes, (iii) requirements to vote proxies in person, (iv) “shareblocking” (requirements that investors who exercise their voting rights surrender the right to dispose of their holdings for some specified period in proximity to the shareholder meeting), (v) potential difficulties in translating the proxy, and (vi) requirements to provide local agents with unrestricted powers of attorney to facilitate voting instructions.

As a consequence, BlackRock votes proxies of non-US companies only on a “best-efforts” basis. In addition, the Committee may determine that it is generally in the best interests of BlackRock clients not to vote proxies of companies in certain countries if the Committee determines that the costs (including but not limited to opportunity costs associated with shareblocking constraints) associated with exercising a vote generally are expected to outweigh the benefit the client will derive by voting on the issuer’s proposal.  If the Committee so determines in the case of a particular country, the Committee (upon advice from BlackRock portfolio managers) may override such determination with respect to a particular issuer’s shareholder meeting if the Committee believes the benefits of seeking to exercise a vote at such meeting outweighs the costs, in which case BlackRock will seek to vote on a best-efforts basis.

Securities Sold After Record Date.  With respect to votes in connection with securities held on a particular record date but sold from a client account prior to the holding of the related meeting, BlackRock may take no action on proposals to be voted on in such meeting.

Conflicts of Interest.  From time to time, BlackRock may be required to vote proxies in respect of an issuer that is an affiliate of BlackRock (a “BlackRock Affiliate”), or a money management or other client of BlackRock (a “BlackRock Client”).(10)
____________________
(10)           Such issuers may include investment companies for which BlackRock provides investment advisory, administrative and/or other services.

In such event, provided that the Committee is aware of the real or potential conflict, the following procedures apply:

•
The Committee intends to adhere to the voting guidelines set forth herein for all proxy issues including matters involving BlackRock Affiliates and BlackRock Clients. The Committee may, in its discretion for the purposes of ensuring that an independent determination is reached, retain an independent fiduciary to advise the Committee on how to vote or to cast votes on behalf of BlackRock’s clients; and

•	if the Committee determines not to retain an independent fiduciary, or does not desire to follow the advice of such independent fiduciary, the Committee shall determine how to vote the proxy after consulting with the BlackRock Legal and Compliance Department and concluding that the vote cast is in the client’s best interest notwithstanding the conflict.

III.  Voting Guidelines

The Committee has determined that it is appropriate and in the best interests of BlackRock’s clients to adopt the following voting guidelines, which represent the Committee’s usual voting position on certain recurring proxy issues that are not expected to involve unusual circumstances. With respect to any particular proxy issue, however, the Committee may elect to vote differently than a voting guideline if the Committee determines that doing so is, in the Committee’s judgment, in the best interest of its clients. The guidelines may be reviewed at any time upon the request of any Committee member and may be amended or deleted upon the vote of a majority of voting Committee members present at a Committee meeting for which there is a quorum.

A.  Boards of Directors

These proposals concern those issues submitted to shareholders relating to the composition of the Board of Directors of companies other than investment companies.  As a general matter, the Committee believes that a company’s Board of Directors (rather than shareholders) is most likely to have access to important, nonpublic information regarding a company’s business and prospects, and is therefore best-positioned to set corporate policy and oversee management. The Committee therefore believes that the foundation of good corporate governance is the election of qualified, independent corporate directors who are likely to diligently represent the interests of shareholders and oversee management of the corporation in a manner that will seek to maximize shareholder value over time. In individual cases, the Committee may look at a Director nominee’s history of representing shareholder interests as a director of other companies, or other factors to the extent the Committee deems relevant.

The Committee’s general policy is to vote:

#	VOTE and DESCRIPTION
A.1	FOR nominees for director of United States companies in uncontested elections, except for nominees who

  •       have missed at least two meetings and, as a result, attended less than 75% of meetings of the Board of Directors and its committees the previous year, unless the nominee missed the meeting(s) due to illness or company business

• voted to implement or renew a “dead hand” poison pill
• ignored a shareholder proposal that was approved by either a majority of the shares outstanding in any year or by the majority of votes cast for two consecutive years
• failed to act on takeover offers where the majority of the shareholders have tendered their shares

• are corporate insiders who serve on the audit, compensation or nominating committees or on a full Board that does not have such committees composed exclusively of independent directors
• on a case by case basis, have served as directors of other companies with allegedly poor corporate governance
• sit on more than six boards of public companies
A.2
FOR nominees for directors of non U.S. companies in uncontested elections, except for nominees from whom the Committee determines to withhold votes due to the nominees’ poor records of representing shareholder interests, on a case by case basis

A.3	FOR proposals to declassify Boards of Directors, except where there exists a legitimate purpose for classifying boards
A.4	AGAINST proposals to classify Boards of Directors, except where there exists a legitimate purpose for classifying boards
A.5	AGAINST proposals supporting cumulative voting
A.6	FOR proposals eliminating cumulative voting
A.7	FOR proposals supporting confidential voting
A.8	FOR proposals seeking election of supervisory board members
A.9	AGAINST shareholder proposals seeking additional representation of women and/or minorities generally (i.e., not specific individuals) to a Board of Directors
A.10	AGAINST shareholder proposals for term limits for directors
A.11	FOR shareholder proposals to establish a mandatory retirement age for directors who attain the age of 72 or older
A.12	AGAINST shareholder proposals requiring directors to own a minimum amount of company stock
A.13	FOR proposals requiring a majority of independent directors on a Board of Directors
A.14	FOR proposals to allow a Board of Directors to delegate powers to a committee or committees
A.15	FOR proposals to require audit, compensation and/or nominating committees of a Board of Directors to consist exclusively of independent directors
A.16	AGAINST shareholder proposals seeking to prohibit a single person from occupying the roles of chairman and chief executive officer
A.17	FOR proposals to elect account inspectors
A.18	FOR proposals to fix the membership of a Board of Directors at a specified size
A.19	FOR proposals permitting shareholder ability to nominate directors directly
A.20	AGAINST proposals to eliminate shareholder ability to nominate directors directly
A.21	FOR proposals permitting shareholder ability to remove directors directly
A.22	AGAINST proposals to eliminate shareholder ability to remove directors directly

B.  Auditors

These proposals concern those issues submitted to shareholders related to the selection of auditors. As a general matter, the Committee believes that corporate auditors have a responsibility to represent the interests of shareholders and provide an independent view on the propriety of financial reporting decisions of corporate management.  While the Committee will generally defer to a corporation’s choice of auditor, in individual cases, the Committee may look at an auditors’ history of representing shareholder interests as auditor of other companies, to the extent the Committee deems relevant.

The Committee’s general policy is to vote:

B.1	FOR approval of independent auditors, except for
• auditors that have a financial interest in, or material association with, the company they are auditing, and are therefore believed by the Committee not to be independent
• auditors who have rendered an opinion to any company which in the Committee’s opinion is either not consistent with best accounting practices or not indicative of the company’s financial situation
• on a case by case basis, auditors who in the Committee’s opinion provide a significant amount of non audit services to the company
B.2	FOR proposals seeking authorization to fix the remuneration of auditors
B.3	FOR approving internal statutory auditors
B.4	FOR proposals for audit firm rotation, except for proposals that would require rotation after a period of less than 5 years

C.  Compensation and Benefits

These proposals concern those issues submitted to shareholders related to management compensation and employee benefits.  As a general matter, the Committee favors disclosure of a company’s compensation and benefit policies and opposes excessive compensation, but believes that compensation matters are normally best determined by a corporation’s board of directors, rather than shareholders. Proposals to “micro manage” a company’s compensation practices or to set arbitrary restrictions on compensation or benefits will therefore generally not be supported.

The Committee’s general policy is to vote:

C.1
IN ACCORDANCE WITH THE RECOMMENDATION OF ISS on compensation plans if the ISS recommendation is based solely on whether or not the company’s plan satisfies the allowable cap as calculated by ISS. If the recommendation of ISS is based on factors other than whether the plan satisfies the allowable cap the Committee will analyze the particular proposed plan. This policy applies to amendments of plans as well as to initial approvals.

C.2	FOR proposals to eliminate retirement benefits for outside directors
C.3	AGAINST proposals to establish retirement benefits for outside directors
C.4	FOR proposals approving the remuneration of directors or of supervisory board members
C.5	AGAINST proposals to reprice stock options
C.6	FOR proposals to approve employee stock purchase plans that apply to all employees. This policy applies to proposals to amend ESPPs if the plan as amended applies to all employees.
C.7	FOR proposals to pay retirement bonuses to directors of Japanese companies unless the directors have served less than three years
C.8	AGAINST proposals seeking to pay outside directors only in stock
C.9	FOR proposals seeking further disclosure of executive pay or requiring companies to report on their supplemental executive retirement benefits
C.10	AGAINST proposals to ban all future stock or stock option grants to executives
C.11	AGAINST option plans or grants that apply to directors or employees of “related companies” without adequate disclosure of the corporate relationship and justification of the option policy
C.12	FOR proposals to exclude pension plan income in the calculation of earnings used in determining executive bonuses/compensation

D.  Capital Structure

These proposals relate to various requests, principally from management, for approval of amendments that would alter the capital structure of a company, such as an increase in authorized shares. As a general matter, the Committee will support requests that it believes enhance the rights of common shareholders and oppose requests that appear to be unreasonably dilutive.

The Committee’s general policy is to vote:

D.1	AGAINST proposals seeking authorization to issue shares without preemptive rights except for issuances up to 10% of a non US company’s total outstanding capital
D.2	FOR management proposals seeking preemptive rights or seeking authorization to issue shares with preemptive rights
D.3	FOR management proposals approving share repurchase programs
D.4	FOR management proposals to split a company’s stock
D.5	FOR management proposals to denominate or authorize denomination of securities or other obligations or assets in Euros
D.6	FOR proposals requiring a company to expense stock options (unless the company has already publicly committed to do so by a certain date).

E.  Corporate Charter and By-Laws

These proposals relate to various requests for approval of amendments to a corporation’s charter or by-laws, principally for the purpose of adopting or redeeming “poison pills”. As a general matter, the Committee opposes poison pill provisions.

The Committee’s general policy is to vote:

E.1	AGAINST proposals seeking to adopt a poison pill
E.2	FOR proposals seeking to redeem a poison pill
E.3	FOR proposals seeking to have poison pills submitted to shareholders for ratification
E.4	FOR management proposals to change the company’s name

F.  Corporate Meetings

These are routine proposals relating to various requests regarding the formalities of corporate meetings.

The Committee’s general policy is to vote:

F.1	AGAINST proposals that seek authority to act on “any other business that may arise”
F.2	FOR proposals designating two shareholders to keep minutes of the meeting
F.3	FOR proposals concerning accepting or approving financial statements and statutory reports
F.4	FOR proposals approving the discharge of management and the supervisory board
F.5	FOR proposals approving the allocation of income and the dividend
F.6	FOR proposals seeking authorization to file required documents/other formalities
F.7	FOR proposals to authorize the corporate board to ratify and execute approved resolutions
F.8	FOR proposals appointing inspectors of elections
F.9	FOR proposals electing a chair of the meeting
F.10	FOR proposals to permit “virtual” shareholder meetings over the Internet
F.11	AGAINST proposals to require rotating sites for shareholder meetings

G.  Investment Companies

These proposals relate to proxy issues that are associated solely with holdings of shares of investment companies, including, but not limited to, investment companies for which BlackRock provides investment advisory, administrative and/or other services. As with other types of companies, the Committee believes that a fund’s Board of Directors (rather than its shareholders) is best-positioned to set fund policy and oversee management. However, the Committee opposes granting Boards of Directors authority over certain matters, such as changes to a fund’s investment objective, that the Investment Company Act of 1940 envisions will be approved directly by shareholders.

The Committee’s general policy is to vote:

G.1	FOR nominees for director of mutual funds in uncontested elections, exceptfor nominees who

  •       have missed at least two meetings and, as a result, attended less than 75% of meetings of the Board of Directors and its committees the previous year, unless the nominee missed the meeting due to illness or fund business

• ignore a shareholder proposal that was approved by either a majority of the shares outstanding in any year or by the majority of votes cast for two consecutive years
• are interested directors who serve on the audit or nominating committees or on a full Board that does not have such committees composed exclusively of independent directors
• on a case by case basis, have served as directors of companies with allegedly poor corporate governance
G.2	FOR the establishment of new series or classes of shares
G.3	AGAINST proposals to change a fund’s investment objective to nonfundamental
G.4	FOR proposals to establish a master feeder structure or authorizing the Board to approve a master feeder structure without a further shareholder vote
G.5	AGAINST a shareholder proposal for the establishment of a director ownership requirement
G.6	FOR classified boards of closed end investment companies

H.  Environmental and Social Issues

These are shareholder proposals to limit corporate conduct in some manner that relates to the shareholder’s environmental or social concerns. The Committee generally believes that annual shareholder meetings are inappropriate forums for the discussion of larger social issues, and opposes shareholder resolutions

“micromanaging” corporate conduct or requesting release of information that would not help a shareholder evaluate an investment in the corporation as an economic matter. While the Committee is generally supportive of proposals to require corporate disclosure of matters that seem relevant and material to the economic interests of shareholders, the Committee is generally not supportive of proposals to require disclosure of corporate matters for other purposes.

The Committee’s general policy is to vote:

H.1	AGAINST proposals seeking to have companies adopt international codes of conduct
H.2	AGAINST proposals seeking to have companies provide non required reports on:
• environmental liabilities;
• bank lending policies;
• corporate political contributions or activities;
• alcohol advertising and efforts to discourage drinking by minors;
• costs and risk of doing business in any individual country;
• involvement in nuclear defense systems
H.3	AGAINST proposals requesting reports on Maquiladora operations or on CERES principles
H.4	AGAINST proposals seeking implementation of the CERES principles

Notice to Clients

BlackRock will make records of any proxy vote it has made on behalf of a client available to such client upon request.(11) BlackRock will use its best efforts to treat proxy votes of clients as confidential, except as it may decide to best serve its clients’ interests or as may be necessary to effect such votes or as may be required by law.

BlackRock encourage clients with an interest in particular proxy voting issues to make their views known to BlackRock, provided that, in the absence of specific written direction from a client on how to vote that client’s proxies, BlackRock reserves the right to vote any proxy in a manner it deems in the best interests of its clients, as it determines in its sole discretion.

These policies are as of the date indicated on the cover hereof. The Committee may subsequently amend these policies at any time, without notice.
____________________
(11)           Such request may be made to the client’s portfolio or relationship manager or addressed in writing to Secretary, BlackRock Equity Investment Policy Oversight Committee, Legal and Compliance Department, BlackRock Inc., 40 East 52nd Street, New York, New York 10022.

PART C

OTHER INFORMATION

Item 25. Financial Statements and Exhibits

(1)	Financial Statements
Part A—None.
Part B—Financial Statements.(2)

(2)	Exhibits
(a)	Second Amended and Restated Agreement and Declaration of Trust.(1)
(b)	Second Amended and Restated By-Laws.(1)
(c)	Inapplicable.
(d)	Form of Specimen Certificate.(2)
(e)	Form of Dividend Reinvestment Plan.(2)
(f)	Inapplicable.
(g)(1)	Form of Investment Management Agreement.(2)
(2)	Form of Sub-Investment Advisory Agreement.(2)
(h)	Form of Underwriting Agreement.(2)
(i)	Form of the BlackRock Closed-End Funds Amended and Restated Deferred Compensation Plan.(2)
(j)	Form of Custody Agreement.(2)
(k)(1)	Form of Stock Transfer Agency Agreement.(2)
(2)	Form of Fund Accounting Agreement.(2)
(l)	Opinion and Consent of Counsel to the Trust.(2)
(m)	Inapplicable.
(n)	Independent Registered Public Accounting Firm Consent.(2)
(o)	Inapplicable.
(p)	Subscription Agreement.(2)
(q)	Inapplicable.
(r)(1)	Code of Ethics of the Trust.(2)
(2)	Code of Ethics of the Advisor and Sub-Advisor.(2)
(s)(1)	Power of Attorney.(2)
(2)	Certified Resolution of the Board of Trustees of the Trust Regarding Power of Attorney.(2)
____________________
(1)	Filed herewith
(2)	To be filed by amendment.

Item 26. Marketing Arrangements

Reference is made to the Form of Underwriting Agreement for the Registrant’s common shares to be filed by amendment to this Registration Statement.

Item 27. Other Expenses of Issuance and Distribution

The following table sets forth the estimated expenses to be incurred in connection with the offering described in this Registration Statement:

Registration fees	$
NYSE listing fees
Printing (other than certificates)
Engraving and printing certificates
Accounting fees and expenses related to the offering
Legal fees and expenses related to the offering
FINRA fees
Miscellaneous (i.e., travel) related to the offering
Total	$

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Item 28. Persons Controlled by or under Common Control with the Registrant

None.

Item 29. Number of Holders of Shares

As of                , 2007:

Title of Class	Number of Record Holders
Common Shares
Item 30. Indemnification

Article V of the Registrant’s Agreement and Declaration of Trust provides as follows:

5.1  No Personal Liability of Shareholders, Trustees, etc.  No Shareholder of the Trust shall be subject in such capacity to any personal liability whatsoever to any Person in connection with Trust Property or the acts, obligations or affairs of the Trust. Shareholders shall have the same limitation of personal liability as is extended to stockholders of a private corporation for profit incorporated under the Delaware General Corporation Law. No Trustee or officer of the Trust shall be subject in such capacity to any personal liability whatsoever to any Person, save only liability to the Trust or its Shareholders arising from bad faith, willful misfeasance, gross negligence or reckless disregard for his duty to such Person; and, subject to the foregoing exception, all such Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any Shareholder, Trustee or officer, as such, of the Trust, is made a party to any suit or proceeding to enforce any such liability, subject to the foregoing exception, he shall not, on account thereof, be held to any personal liability. Any repeal or modification of this Section 5.1 shall not adversely affect any right or protection of a Trustee or officer of the Trust existing at the time of such repeal or modification with respect to acts or omissions occurring prior to such repeal or modification.

5.2  Mandatory Indemnification  (a) The Trust hereby agrees to indemnify each person who at any time serves as a Trustee or officer of the Trust (each such person being an “indemnitee”) against any liabilities and expenses, including amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and reasonable counsel fees reasonably incurred by such indemnitee in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or investigative body in which he may be or may have been involved as a party or otherwise or with which he may be or may have been threatened, while acting in any capacity set forth in this Article V by reason of his having acted in any such capacity, except with respect to any matter as to which he shall not have acted in good faith in the reasonable belief that his action was in the best interest of the Trust or, in the case of any criminal proceeding, as to which he shall have had reasonable cause to believe that the conduct was unlawful, provided, however, that no indemnitee shall be indemnified hereunder against any liability to any person or any expense of such indemnitee arising by reason of (i) willful misfeasance, (ii) bad faith, (iii) gross negligence, or (iv) reckless disregard of the duties involved in the conduct of his position (the conduct referred to in such clauses (i) through (iv) being sometimes referred to herein as “disabling conduct”). Notwithstanding the foregoing, with respect to any action, suit or other proceeding voluntarily prosecuted by any indemnitee as plaintiff, indemnification shall be mandatory only if the prosecution of such action, suit or other proceeding by such indemnitee (1) was authorized by a majority of the Trustees or (2) was instituted by the indemnitee to enforce his or her rights to indemnification hereunder in a case in which the indemnitee is found to be entitled to such indemnification.  The rights to indemnification set forth in this Declaration shall continue as to a person who has ceased to be a Trustee or officer of the Trust and shall inure to the benefit of his or her heirs, executors and personal and legal representatives.  No amendment or restatement of this Declaration or repeal of any of its provisions shall limit or eliminate any of the benefits provided to any person who at any time is or was a Trustee or officer of the Trust or otherwise entitled to indemnification hereunder in respect of any act or omission that occurred prior to such amendment, restatement or repeal.

(b)           Notwithstanding the foregoing, no indemnification shall be made hereunder unless there has been a determination (i) by a final decision on the merits by a court or other body of competent jurisdiction before whom the issue of entitlement to indemnification hereunder was brought that such indemnitee is entitled to indemnification hereunder or, (ii) in the absence of such a decision, by (1) a majority vote of a quorum of those Trustees who are

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neither “interested persons” of the Trust (as defined in Section 2(a)(19) of the Investment Company Act) nor parties to the proceeding (“Disinterested Non-Party Trustees”), that the indemnitee is entitled to indemnification hereunder, or (2) if such quorum is not obtainable or even if obtainable, if such majority so directs, independent legal counsel in a written opinion concludes that the indemnitee should be entitled to indemnification hereunder. All determinations to make advance payments in connection with the expense of defending any proceeding shall be authorized and made in accordance with the immediately succeeding paragraph (c) below.

(c)           The Trust shall make advance payments in connection with the expenses of defending any action with respect to which indemnification might be sought hereunder if the Trust receives a written affirmation by the indemnitee of the indemnitee’s good faith belief that the standards of conduct necessary for indemnification have been met and a written undertaking to reimburse the Trust unless it is subsequently determined that the indemnitee is entitled to such indemnification and if a majority of the Trustees determine that the applicable standards of conduct necessary for indemnification appear to have been met. In addition, at least one of the following conditions must be met: (i) the indemnitee shall provide adequate security for his undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the Disinterested Non-Party Trustees, or if a majority vote of such quorum so direct, independent legal counsel in a written opinion, shall conclude, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is substantial reason to believe that the indemnitee ultimately will be found entitled to indemnification.

(d)           The rights accruing to any indemnitee under these provisions shall not exclude any other right which any person may have or hereafter acquire under this Declaration, the By-Laws of the Trust, any statute, agreement, vote of stockholders or Trustees who are “disinterested persons” (as defined in Section 2(a)(19) of the Investment Company Act) or any other right to which he or she may be lawfully entitled.

(e)           Subject to any limitations provided by the 1940 Act and this Declaration, the Trust shall have the power and authority to indemnify and provide for the advance payment of expenses to employees, agents and other Persons providing services to the Trust or serving in any capacity at the request of the Trust to the full extent corporations organized under the Delaware General Corporation Law may indemnify or provide for the advance payment of expenses for such Persons, provided that such indemnification has been approved by a majority of the Trustees.

5.3  No Bond Required of Trustees.  No Trustee shall, as such, be obligated to give any bond or other security for the performance of any of his duties hereunder.

5.4  No Duty of Investigation; Notice in Trust Instruments, etc.  No purchaser, lender, transfer agent or other person dealing with the Trustees or with any officer, employee or agent of the Trust shall be bound to make any inquiry concerning the validity of any transaction purporting to be made by the Trustees or by said officer, employee or agent or be liable for the application of money or property paid, loaned, or delivered to or on the order of the Trustees or of said officer, employee or agent.  Every obligation, contract, undertaking, instrument, certificate, Share, other security of the Trust, and every other act or thing whatsoever executed in connection with the Trust shall be conclusively taken to have been executed or done by the executors thereof only in their capacity as Trustees under this Declaration or in their capacity as officers, employees or agents of the Trust.  The Trustees may maintain insurance for the protection of the Trust Property, its Shareholders, Trustees, officers, employees and agents in such amount as the Trustees shall deem adequate to cover possible tort liability, and such other insurance as the Trustees in their sole judgment shall deem advisable or is required by the Investment Company Act.

5.5  Reliance on Experts, etc.  Each Trustee and officer or employee of the Trust shall, in the performance of its duties, be fully and completely justified and protected with regard to any act or any failure to act resulting from reliance in good faith upon the books of account or other records of the Trust, upon an opinion of counsel, or upon reports made to the Trust by any of the Trust’s officers or employees or by any advisor, administrator, manager, distributor, selected dealer, accountant, appraiser or other expert or consultant selected with reasonable care by the Trustees, officers or employees of the Trust, regardless of whether such counsel or expert may also be a Trustee.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act"), may be permitted to Trustees, officers and controlling persons of the Trust, pursuant to the foregoing provisions or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the

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Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of Investment Advisor

Not Applicable

Item 32. Location of Accounts and Records

The Registrant’s accounts, books and other documents are currently located at the offices of the Registrant, c/o BlackRock Advisors, LLC, 100 Bellevue Parkway, Wilmington, Delaware 19809 and at the offices of the Registrant’s Sub-Advisor, Custodian and Transfer Agent.

Item 33. Management Services

Not Applicable

Item 34. Undertakings

(1)           The Registrant hereby undertakes to suspend the offering of its common shares until it amends its prospectus if (a) subsequent to the effective date of its registration statement, the net asset value declines more than 10 percent from its net asset value as of the effective date of the Registration Statement or (b) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

(2)           Not applicable

(3)           Not applicable

(4)           Not applicable

(5)           (a)           For the purposes of determining any liability under the Securities Act of 1933, the information omitted from the form of prospectus filed as part of a registration statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant under Rule 497 (h) under the Securities Act of 1933 shall be deemed to be part of the Registration Statement as of the time it was declared effective.

(b)           For the purpose of determining any liability under the Securities Act of 1933, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

(6)           The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery within two business days of receipt of a written or oral request, any Statement of Additional Information.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 2nd day of November, 2007.

/s/ Anne F. Ackerley
Anne F. Ackerley
Sole Initial Trustee, President, Chief Executive Officer and
Principal Financial Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following person in the capacities set forth below on the 2nd day of November, 2007.

Name	Title
/s/ Anne F. Ackerley	Sole Initial Trustee, President, Chief Executive Officer and Principal Financial Officer
Anne F. Ackerley

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INDEX TO EXHIBITS

(a)            Second Amended and Restated Agreement and Declaration of Trust
(b)            Second Amended and Restated By-Laws